        As filed with the Securities and Exchange Commission on February 3, 2004
                                              Securities Act File No. 333-111502
================================================================================



                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    Form N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

                           Pre-Effective Amendment No. [ ]

                         Post-Effective Amendment No. 1

                           ING VARIABLE PRODUCTS TRUST
               (Exact Name of Registrant as Specified in Charter)

         7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034
               (Address of Principal Executive Offices) (Zip Code)

                                 1-800-992-0180
                  (Registrant's Area Code and Telephone Number)

                              Huey P. Falgout, Jr.
                              ING Investments, LLC
                         7337 East Doubletree Ranch Road
                         Scottsdale, Arizona 85258-2034
                     (Name and Address of Agent for Service)

                                 With copies to:

                             Jeffrey S. Puretz, Esq.
                                   Dechert LLP
                               1775 I Street, N.W.
                            Washington, DC 20006-2401

                                 ---------------

                  Approximate Date of Proposed Public Offering:
   As soon as practicable after this Registration Statement becomes effective.

--------------------------------------------------------------------------------
 It is proposed that this filing will become effective immediately pursuant to
            Rule 485(b) under the Securities Act of 1933, as amended
--------------------------------------------------------------------------------

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

                      ING VP GROWTH OPPORTUNITIES PORTFOLIO
                         ING VP GROWTH + VALUE PORTFOLIO
                         7337 East Doubletree Ranch Road
                         Scottsdale, Arizona 85258-2034
                                 1-800-992-0180

                                February 9, 2004

Dear Variable Contract Holder:

         Your Board of Trustees has called a Special Meeting of shareholders ("Special Meeting") of ING VP Growth Opportunities Portfolio ("Growth Opportunities Portfolio") and ING VP Growth + Value Portfolio ("Growth + Value Portfolio"), which is scheduled for 10:00 a.m., Local time, on March 25, 2004 at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034.

         The Board of Trustees of Growth Opportunities Portfolio and Growth + Value Portfolio has reviewed and recommends the proposed reorganizations (each a "Reorganization") of the Growth Opportunities Portfolio and Growth + Value Portfolio, into ING VP MidCap Opportunities Portfolio ("MidCap Opportunities Portfolio") (each a "Portfolio", and collectively, the "Portfolios"). The Portfolios are members of the mutual fund group called the "ING Funds."


         Shares of Growth Opportunities Portfolio or Growth + Value Portfolio have been purchased at your direction by your insurance company ("Insurance Company") through its separate account to fund benefits payable under your variable annuity contract or variable life insurance policy (each, a "variable contract"). Your Insurance Company, as the legal owner of that separate account, has been asked to approve the Reorganizations. You, as an owner of a variable contract for which the Portfolios serve as investment options, are being asked by your Insurance Company for instructions as to how to vote the shares of Growth Opportunities Portfolio or Growth + Value Portfolio to which you have allocated cash values under your variable contract.



         If the Reorganization is approved and consummated with respect to each Portfolio, the separate account in which you have an interest will own shares of MidCap Opportunities Portfolio instead of shares of Growth Opportunities Portfolio or Growth + Value Portfolio. The Reorganization would provide the separate account in which you have an interest with an opportunity to participate in a larger fund with similar investment objectives and strategies.


         After careful consideration, the Board of Trustees of Growth Opportunities Portfolio and Growth + Value Portfolio, unanimously approved each proposal and recommends shareholders vote "FOR" the proposals.

         A Proxy Statement/Prospectus that describes the Reorganizations is enclosed. We hope that you can attend the Special Meeting in person; however, we urge you in any event to vote your shares by completing and returning the enclosed proxy card in the envelope provided at your earliest convenience.

         YOUR VOTE IS IMPORTANT REGARDLESS OF THE NUMBER OF SHARES ATTRIBUTABLE TO YOUR VARIABLE CONTRACT. TO AVOID THE ADDED COST OF FOLLOW-UP SOLICITATIONS AND POSSIBLE ADJOURNMENTS, PLEASE TAKE A FEW MINUTES TO READ THE PROXY STATEMENT/PROSPECTUS AND CAST YOUR VOTE. IT IS IMPORTANT THAT YOUR VOTE BE RECEIVED NO LATER THAN MARCH 24, 2004.

         We appreciate your participation and prompt response in this matter and thank you for your continued support.

                                           Sincerely,

                                           /s/ James M. Hennessy
                                           ------------------------------
                                           James M. Hennessy,
                                           President and Chief Executive Officer

                      ING VP GROWTH OPPORTUNITIES PORTFOLIO
                         ING VP GROWTH + VALUE PORTFOLIO
                         7337 East Doubletree Ranch Road
                         Scottsdale, Arizona 85258-2034
                                 1-800-992-0180

                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
  OF ING VP GROWTH OPPORTUNITIES PORTFOLIO AND ING VP GROWTH + VALUE PORTFOLIO
                          SCHEDULED FOR MARCH 25, 2004

To the Variable Contract Holders:

         NOTICE IS HEREBY GIVEN that a Special Meeting of shareholders ("Special Meeting") of ING VP Growth Opportunities Portfolio ("Growth Opportunities Portfolio") and ING VP Growth + Value Portfolio ("Growth + Value Portfolio") is scheduled for March 25, 2004 at 10:00 a.m., Local time, at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034.

         At the Special Meeting, you will be asked to consider and approve the following proposals:

         (1)      Growth Opportunities Portfolio only:

                  To approve an Agreement and Plan of Reorganization (the "Reorganization Agreement") by and among Growth Opportunities Portfolio and MidCap Opportunities Portfolio, providing for the merger of Growth Opportunities Portfolio with and into MidCap Opportunities Portfolio;

         (2)      Growth + Value Portfolio only:

                  To approve an Agreement and Plan of Reorganization (the "Reorganization Agreement") by and among Growth + Value Portfolio and MidCap Opportunities Portfolio, providing for the merger of Growth + Value Portfolio with and into MidCap Opportunities Portfolio; and

         (3) To transact such other business, not currently contemplated, that may properly come before the Special Meeting or any adjournment(s) thereof in the discretion of the proxies or their substitutes.

         Shareholders of record as of the close of business on January 6, 2004, are entitled to notice of, and to vote at, the Special Meeting or any adjournment thereof. Your attention is called to the accompanying Proxy Statement/Prospectus. Regardless of whether you plan to attend the Special Meeting, PLEASE COMPLETE, SIGN AND RETURN PROMPTLY THE ENCLOSED PROXY CARD so that a quorum will be present and a maximum number of shares may be voted. Proxies may be revoked at any time before they are exercised by executing and submitting a revised proxy, by giving written notice of revocation to the Growth Opportunities Portfolio or the Growth + Value Portfolio or by voting in person at the Special Meeting.

                                             By Order of the Board of Trustees


                                             /s/ Huey P. Falgout
                                             ---------------------
                                             Huey P. Falgout, Jr.,
                                             Secretary

February 9, 2004

                      ING VP GROWTH OPPORTUNITIES PORTFOLIO
                         ING VP GROWTH + VALUE PORTFOLIO

                           PROXY STATEMENT/PROSPECTUS

                                FEBRUARY 9, 2004

                                TABLE OF CONTENTS


INTRODUCTION..............................................................................................         1

SUMMARY...................................................................................................         3
   The Proposed Reorganization............................................................................         3
   Comparison of Investment Objectives and Strategies.....................................................         6
   Comparison of Portfolio Characteristics................................................................         8
   Relative Performance...................................................................................        10
   Performance of ING MidCap Opportunities Portfolio......................................................        11
   Comparison of Investment Techniques and Principal Risks of Investing in the Portfolios.................        12

COMPARISON OF FEES AND EXPENSES...........................................................................        14
   Management Fees........................................................................................        14
   Administration Fees....................................................................................        14
   Service Fees...........................................................................................        14
   Expense Limitation Arrangements........................................................................        14
   Expense Tables.........................................................................................        15

INFORMATION ABOUT THE REORGANIZATION......................................................................        17
   The Reorganization Agreement...........................................................................        17
   Reasons for the Reorganization.........................................................................        17
   Board Considerations...................................................................................        18
   Tax Considerations.....................................................................................        19
   Expenses of the Reorganization.........................................................................        19

ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS...............................................................        19
   Form of Organization...................................................................................        19
   Distributor............................................................................................        19
   Dividends and Other Distributions......................................................................        19
   Capitalization.........................................................................................        20

GENERAL INFORMATION ABOUT THE PROXY STATEMENT.............................................................        20
   Solicitation of Proxies................................................................................        20
   Voting Rights..........................................................................................        21
   Other Matters to Come Before the Special Meeting.......................................................        21
   Shareholder Proposals..................................................................................        22
   Reports to Shareholders................................................................................        22

APPENDICES
   Portfolio Manager's Report for ING VP MidCap Opportunities Portfolio...................................         A
   Form of Agreement and Plan of Reorganization (Growth + Value Portfolio)................................       B-1
   Form of Agreement and Plan of Reorganization (Growth Opportunities Portfolio)..........................       B-2
   Additional Information Regarding ING VP MidCap Opportunities Portfolio.................................         C
   Security Ownership of Certain Beneficial and Record Owners.............................................         D

                      ING VP GROWTH OPPORTUNITIES PORTFOLIO
                         ING VP GROWTH + VALUE PORTFOLIO

                           PROXY STATEMENT/PROSPECTUS

                                FEBRUARY 9, 2004

                      ING VP MIDCAP OPPORTUNITIES PORTFOLIO
                         7337 East Doubletree Ranch Road
                         Scottsdale, Arizona 85258-2034
                                 1-800-992-0180

                                  INTRODUCTION

         This Proxy Statement/Prospectus is being furnished to you in connection with a Special Meeting of shareholders of ING VP Growth Opportunities Portfolio ("Growth Opportunities Portfolio") and ING VP Growth + Value Portfolio ("Growth + Value Portfolio") to be held on March 25, 2004 ("Special Meeting"). As more fully described in this Proxy Statement, the purpose of the Special Meeting is to vote on proposed reorganizations (each a "Reorganization") of the Growth Opportunities Portfolio and the Growth + Value Portfolio into ING VP MidCap Opportunities Portfolio ("MidCap Opportunities Portfolio") (each a "Portfolio" and collectively, the "Portfolios").

         Shares of Growth Opportunities Portfolio and Growth + Value Portfolio are sold to separate accounts of insurance companies and are used to fund variable annuity and/or variable life contracts ("Variable Contracts"). Variable contract owners who select a Portfolio for investment through a Variable Contract have a beneficial interest in the Portfolio, but do not invest directly in or hold shares of the Portfolio. The insurance company that uses a Portfolio as a funding vehicle, is, in most cases, the true shareholder of the Portfolio and, as the legal owner of the Portfolio's shares, has sole voting and investment power with respect to the shares, but generally will pass through any voting rights to variable contract owners. For ease of reference throughout the Proxy Statement/Prospectus, contract holders will be referred to as "shareholders" of the Portfolios.

         Under an Agreement and Plan of Reorganization (the "Reorganization Agreement"), the Growth Opportunities Portfolio and Growth + Value Portfolio (each, an "Acquired Portfolio" and collectively, the "Acquired Portfolios") would each transfer all of its respective assets to MidCap Opportunities Portfolio in exchange for shares of beneficial interest of MidCap Opportunities Portfolio and the assumption by MidCap Opportunities Portfolio of each of the Acquired Portfolio's liabilities.

         Because you, as a shareholder of either the Growth Opportunities Portfolio or Growth + Value Portfolio, are being asked to approve the Reorganization Agreement that will result in a transaction in which you will ultimately hold shares of MidCap Opportunities Portfolio, this Proxy Statement also serves as a Prospectus for MidCap Opportunities Portfolio. MidCap Opportunities Portfolio is a diversified mutual fund. MidCap Opportunities Portfolio's investment objective is to seek long-term capital appreciation. The Portfolio, under normal market conditions, seeks to achieve its investment objective by investing at least 80% of its assets in common stocks of mid-sized U.S. companies that the Sub-Adviser (Aeltus Investment Management, Inc. ("ING Aeltus")) believes have above average prospects for growth.


         This Proxy Statement/Prospectus, which should be read and retained for future reference, sets forth concisely the information that a shareholder should know before voting on the Reorganization Agreements. A Statement of Additional Information ("SAI") relating to this Proxy Statement dated February 9, 2004 containing additional information about each Reorganization and the parties thereto, has been filed with the U.S. Securities and Exchange Commission (the "SEC") and is incorporated herein by reference. For more information about the Portfolios, see the SAI for the Portfolios dated May 1, 2003 which is incorporated herein by reference. Each Portfolio also provides periodic reports to its shareholders which highlight certain important information about the Portfolios, including investment results and financial information. The annual report for MidCap Opportunities Portfolio, dated December 31, 2002, is incorporated herein by reference. The semi-annual report for MidCap Opportunities Portfolio, dated June 30, 2003, is incorporated herein by reference. You may receive a copy of the most recent Prospectus (Class R Prospectus and Class S Prospectus dated May 1, 2003), SAI, SAI relating to the Proxy Statement, and annual report or semi-annual report for any of the

Portfolios without charge by contacting the Portfolios at ING Funds, 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034, Attention: Literature Fulfillment, or by calling 1-800-992-0180.

         You can copy and review information about each Portfolio (including the SAI) at the SEC's Public Reference Room in Washington, D.C. You may obtain information on the operation of the Public Reference Room by calling the SEC at 1-202-942-8090. Reports and other information about the Portfolios are available on the EDGAR Database on the SEC's internet site at http://www.sec.gov. You may obtain copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

         THE U.S. SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES, OR DETERMINED THAT THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                     SUMMARY


         You should read this entire Proxy Statement/Prospectus carefully, including the Appendices, which are also a part of the Proxy Statement/Prospectus. You may also consult the Class R Prospectus and Class S Prospectus for the Portfolios for more information about the Portfolios. You should consult the Reorganization Agreements, which are attached hereto as APPENDIX B-1 and APPENDIX B-2.


THE PROPOSED REORGANIZATIONS

         On November 11, 2003, the Board of Trustees of Growth + Value Portfolio and Growth Opportunities Portfolio approved the Reorganization Agreement with respect to each Acquired Portfolio (each, a "Reorganization Agreement") and MidCap Opportunities Portfolio. Subject to shareholder approval, each Reorganization Agreement provides for:


         - the transfer of all of the assets of each Acquired Portfolio to MidCap Opportunities Portfolio in exchange for shares of beneficial interest of MidCap Opportunities Portfolio;


         - the assumption by MidCap Opportunities Portfolio of all of the liabilities of each Acquired Portfolio;

         - the distribution of MidCap Opportunities Portfolio shares to the shareholders of each Acquired Portfolio; and


         -        the complete liquidation of each Acquired Portfolio.


         MidCap Opportunities Portfolio shares would then be distributed to shareholders of each Acquired Portfolio so that each shareholder would receive a number of full and fractional shares of MidCap Opportunities Portfolio equal to the aggregate value of shares of the Acquired Portfolio held by such shareholder.


         Even if shareholders of one Acquired Portfolio approves the Reorganization Agreement with respect to their Portfolio, the merger with and into MidCap Opportunities Portfolio will not occur for either Acquired Portfolio unless shareholders of each Acquired Portfolio approves the Reorganization Agreement with respect to their Portfolio. Consequently, the Reorganizations are contingent upon one another.



         As a result of the Reorganizations, each owner of Class R and Class S shares of the Acquired Portfolios would become a shareholder of Class R and Class S shares of MidCap Opportunities Portfolio. The Reorganization is expected to be effective on April 17, 2004, or such other date as the parties may agree (the "Closing Date").


         Each shareholder will hold, immediately after the Closing Date, Class R and Class S shares of MidCap Opportunities Portfolio having an aggregate value equal to the aggregate value of the shares of the corresponding class of the Acquired Portfolio held by that shareholder as of the Closing Date.

         In considering whether to approve the Reorganization, you should note that:

         -        The Portfolios have similar investment objectives;

         - The Portfolios currently have the same portfolio management team;

         - The portfolio management team manages each Portfolio in a similar fashion; and

         - After application of expense reimbursements, it is expected that the net operating expenses paid by the shareholders of Class R and Class S shares of the Growth Opportunities Portfolio will remain the same after the Reorganization (excluding short-term, nonrecurring, reorganization expenses). It is also expected that the net operating expenses paid by the shareholders of Class R shares of the Growth + Value Portfolio will increase by an annual rate of 0.10% after the Reorganization (excluding short-term, nonrecurring, reorganization expenses). Even with this increase, it should be noted that after application of expense reimbursements, after the Reorganization, shareholders of Class R shares of the Growth + Value Portfolio will bear expenses within the combined Portfolio that are below the median and mean for the Growth + Value Portfolio's Lipper Peer Group, and that ING Investments has agreed to continue the expense limitation arrangement until at least December 31, 2005.

GROSS EXPENSES BEFORE THE MERGER
                                                                        CLASS R       CLASS S
                                                                        -------       -------
                   -       Expenses of Growth + Value Portfolio
                           before expense reimbursement from
                           management:                                    1.13%         N/A

                   -       Expenses of Growth Opportunities
                           Portfolio before expense reimbursement
                           from management:                               1.26%        1.51%

                   -       Expenses of MidCap Opportunities
                           Portfolio before expense reimbursement
                           from management:                               1.39%        1.65%

NET EXPENSES BEFORE THE MERGER (AFTER FEE WAIVER)
                                                                        CLASS R       CLASS S
                                                                        -------       -------
                   -       Expenses of Growth + Value Portfolio
                           after expense reimbursement from
                           management:(2)                                 0.80%         N/A

                   -       Expenses of Growth Opportunities
                           Portfolio after expense reimbursement
                           from management:(2)                            0.90%        1.10%(1)

                   -       Expenses of MidCap Opportunities
                           Portfolio after expense reimbursement
                           from management:(2)                            0.90%        1.10%(1)

AFTER THE MERGER: Pro Forma

                   -       Gross Expenses of MidCap Opportunities
                           Portfolio before expense reimbursement
                           from management:                               1.12%        1.37%

                   -       Net Expenses of MidCap Opportunities
                           Portfolio after expense reimbursement
                           from management:(3)(4)                         0.90%        1.10%(1)

-------------------------------------------------------
(1)      Includes 0.05% waiver of the 12b-1 fee for Class S.

(2) ING Investments has entered into an expense limitation agreement with Growth + Value Portfolio that limits expenses to 0.80% for Class R shares of the Portfolio. ING Investments has entered into an expense limitation agreement with Growth Opportunities Portfolio that limits expenses to 0.90% and 1.10%, respectively, for Class R and Class S shares of the Portfolio. The expense limitation agreements are contractual and will continue at least through December 31, 2004. Thereafter, the expense limitation agreement shall renew automatically for one-year terms unless ING Investments provides written notice of the termination of the expense limitation agreement at least 90 days prior to the end of the then current term or upon termination of the investment management agreement. For more information, see "Comparison of Fees and Expenses - Expense Limitation Arrangements."

(3) ING Investments has entered into an expense limitation agreement with MidCap Opportunities Portfolio that limits expenses to 0.90% and 1.10%, respectively, for Class R and Class S shares of the Portfolio. The expense limitation agreement is contractual and will continue at least through December 31, 2005. Thereafter, the expense limitation agreement shall renew automatically for one-year terms unless ING Investments provides written notice of the termination of the expense limitation agreement at least 90 days prior to the end of the then current term or upon termination of the investment management agreement. For more information, see "Comparison of Fees and Expenses - Expense Limitation Arrangements."

(4) Net Expenses after the Reorganization do not reflect short-term, nonrecurring, reorganization expenses.

Approval of the Reorganization Agreement on behalf of the Growth Opportunities Portfolio or the Growth + Value Portfolio requires the affirmative vote of the holders of a majority of the shares of that Portfolio. The holders of a majority of outstanding shares present in person or by proxy shall constitute a quorum at any meeting of the shareholders.

         AFTER CAREFUL CONSIDERATION, THE BOARD OF TRUSTEES OF GROWTH + VALUE PORTFOLIO AND GROWTH OPPORTUNITIES PORTFOLIO UNANIMOUSLY APPROVED THE PROPOSED REORGANIZATIONS. THE BOARD RECOMMENDS THAT YOU VOTE "FOR" THE PROPOSED REORGANIZATIONS.

COMPARISON OF INVESTMENT OBJECTIVES AND STRATEGIES

         The following summarizes the investment objective, strategies and management differences, if any, among Growth Opportunities Portfolio, Growth + Value Portfolio and MidCap Opportunities Portfolio:

                             GROWTH OPPORTUNITIES                                                    MIDCAP OPPORTUNITIES
                                   PORTFOLIO                      GROWTH + VALUE PORTFOLIO                 PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT OBJECTIVE      Seeks long-term growth of capital.  Seeks capital appreciation.         Seeks long-term capital
                                                                                                  appreciation.
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT STRATEGIES     -    Normally invests at least      -    Normally invests at least      -    Normally invests at least
                               65% of its total assets in          65% of its total assets in          80% of its assets in the
                               securities purchased on the         securities purchased on the         common stocks of mid-sized
                               basis of the potential for          basis of the potential for          U.S. companies.
                               capital appreciation. These         capital appreciation. These
                               securities may be from              securities may be from
                               large-cap, mid-cap, or              large-cap, mid-cap, or
                               small-cap companies.                small-cap companies.

                          -    The Sub-Adviser uses a         -    The portfolio managers use     -    The Sub-Adviser uses a
                               disciplined combination of          a disciplined combination           disciplined combination of
                               quantitative screens and            of quantitative screens and         quantitative screens and
                               bottom-up fundamental               bottom-up fundamental               bottom-up fundamental
                               security analysis to build          security analysis to build          security analysis to build
                               a diversified portfolio of          a broadly diversified               a diversified portfolio of
                               companies the Sub-Adviser           portfolio of companies that         companies the Sub-Adviser
                               believes will have                  have improving bottom               believes will have
                               improving bottom lines,             lines, with reasonable              improving bottom lines,
                               with reasonable valuation,          valuation, whose stocks             with reasonable valuation,
                               whose stocks demonstrate            demonstrate relative                whose stocks demonstrate
                               relative strength. The              strength. The portfolio             relative strength. The
                               Sub-Adviser's company               managers' company analysis          Sub-Adviser's company
                               analysis focuses upon the           focuses upon the prospects          analysis focuses upon the
                               prospects for continuing            for continuing bottom-line          prospects for continuing
                               bottom-line growth, balance         growth, balance sheet               bottom-line growth, balance
                               sheet strength, and cash            strength, and cash flow             sheet strength, and cash
                               flow characteristics. The           characteristics. The                flow characteristics. The
                               Sub-Adviser uses a                  portfolio managers use a            Sub-Adviser uses a
                               proprietary measure to              proprietary measure to              proprietary measure to
                               determine relative stock            determine relative stock            determine relative stock
                               price strength. A                   price. A determination of           price strength. A
                               determination of reasonable         reasonable valuation for            determination of reasonable
                               valuation for individual            individual securities is            valuation for individual
                               securities is based on the          based on the judgment of            securities is based on the
                               judgment of the                     the portfolio managers.             judgment of the
                               Sub-Adviser.                                                            Sub-Adviser.

                          -    The Sub-Adviser may sell       -    The portfolio managers may     -    The Sub-Adviser may sell
                               securities for a variety of         sell securities for a               securities for a variety of
                               reasons, such as to secure          variety of reasons, such as         reasons, such as to secure
                               gains, limit losses, or             to secure gains, limit              gains, limit losses, or
                               redeploy assets into                losses, or redeploy assets          redeploy assets into
                               opportunities believed to           into opportunities believed         opportunities believed to
                               be more promising. The most         to be more promising. The           be more promising. The most
                               frequent reason to sell a           most frequent reason to             frequent reason to sell a
                               security is likely to be            sell a security is likely           security is likely to be
                               that the Sub-Adviser                to be that the portfolio            that the Sub-Adviser
                               believes a company's bottom         managers believe a                  believes a company's bottom
                               line results or prospects           company's bottom line               line results or prospects
                               have been changed.                  results or prospects have           have been changed.
                                                                   been changed.

                             GROWTH OPPORTUNITIES                                                    MIDCAP OPPORTUNITIES
                                   PORTFOLIO                      GROWTH + VALUE PORTFOLIO                 PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
                          -  The Portfolio also may lend      -  The Portfolio also may lend      -  The Portfolio also may lend
                             portfolio securities on a           portfolio securities on a           portfolio securities on a
                             short-term or long-term             short-term or long-term             short-term or long-term
                             basis, up to 33 1/3% of its         basis, up to 33 1/3% of its         basis, up to 33 1/3% of its
                             total assets.                       total assets.                       total assets.

                          -  The  Portfolio may engage        -  The Portfolio may engage         -  The Portfolio may engage
                             in frequent and active              in frequent and active              in frequent and active
                             trading of portfolio                trading of portfolio                trading of portfolio
                             securities to achieve               securities to achieve its           securities to achieve its
                             its investment objective.           investment objective.               investment objective.

------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS     -  The Portfolio invests            -  The Portfolio invests            -  The Portfolio invests
                             primarily in common stock           primarily in a                      primarily in common
                             of U.S. companies that              diversified portfolio of            stock of U.S.companies
                             the Sub-Adviser feels have          equity securities,                  that the Sub-Adviser
                             above average prospects             including common and                feels have above average
                             for growth.                         preferred stock. The                prospects for growth.
                                                                 Portfolio invests in
                                                                 common stock of companies
                                                                 the portfolio managers
                                                                 believe are poised to rise
                                                                 in price.
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER           ING Investments, LLC                ING Investments, LLC                ING Investments, LLC
------------------------------------------------------------------------------------------------------------------------------------
SUB-ADVISER                  Aeltus Investment                          N/A                          Aeltus Investment
                             Management, Inc.                                                        Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO MANAGERS (1)       Matthew S. Price, CFA and           Matthew S. Price, CFA and           Matthew S. Price, CFA and
                             David C. Campbell                   David C. Campbell                   David C. Campbell
------------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Price and Mr. Campbell became the portfolio managers of Growth Opportunities Portfolio and the MidCap Opportunities Portfolio as of April 21, 2003. Prior to April 21, 2003, those Portfolios were both managed by another portfolio management team. Messrs. Price and Campbell became the portfolio managers of the Growth + Value Portfolio as of June 16, 2003. Prior to that date, the Growth + Value Portfolio was sub-advised by an investment advisory firm that was not affiliated with the Adviser.


                  As you can see from the chart above, the investment objectives and strategies of the Portfolios are similar. Each Portfolio also has substantially similar purchase options, exchange rights and redemption procedures. Key differences among the Portfolios are highlighted below.

     - The Growth Opportunities Portfolio and MidCap Opportunities Portfolio each invests in companies the Sub-Adviser feels have the potential for rapid growth, which may give the Portfolio a higher risk of price volatility than a fund that emphasizes other styles, such as a value-oriented style, like that employed by the Growth + Value Portfolio.

     - The MidCap Opportunities Portfolio invests primarily in mid-sized companies and the Growth Opportunities Portfolio and Growth + Value Portfolio may invest in large, small and mid-sized companies. Small and mid-sized companies may be more susceptible to price swings than larger companies because they generally have fewer financial resources, more limited product and market diversification and many are dependent on a few key managers.

     - The average market capitalization of companies in each of the Funds, for the period ended June 30, 2003 was $2.1 billion for the Growth + Value Portfolio, $3.7 billion for the Growth Opportunities Portfolio and $3.2 billion for the MidCap Opportunities Portfolio.

COMPARISON OF PORTFOLIO CHARACTERISTICS

         The following table compares certain characteristics of Growth Opportunities Portfolio, Growth + Value Portfolio and MidCap Opportunities Portfolio as of June 30, 2003:

                                                                                                    MIDCAP
                                           GROWTH + VALUE          GROWTH OPPORTUNITIES          OPPORTUNITIES
                                              PORTFOLIO                 PORTFOLIO                   PORTFOLIO
--------------------------------------------------------------------------------------------------------------------
Net Assets                                  $ 56,585,640               $20,902,946               $ 13,500,369
---------------------------------------------------------------------------------------------------------------------
Number of Holdings                               98                         91                        91
---------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate(1)                      240%                       151%                      165%
---------------------------------------------------------------------------------------------------------------------
Average market capitalization of
companies in Portfolio:                     $2.1 billion               $3.7 billion              $3.2 billion

Market capitalization range of
companies in Portfolio
    (as a % of net assets):
    Holdings in companies with
    market capitalizations over $10
    billion:                                    11.68%                     41.62%                   16.84%
    Holdings in companies with
    market capitalizations between
    $5 billion and $10 billion:                 11.47%                     17.22%                   24.16%
    Holdings in companies with
    market capitalizations under $5
    billion:                                    68.14%                     38.32%                   55.87%
---------------------------------------------------------------------------------------------------------------------

U.S Equity Securities
    (as a % of net assets)                      95.3%                      94.0%                    94.4%
---------------------------------------------------------------------------------------------------------------------
Foreign Securities
    (as a % of net assets)                       -                          3.7%                     3.1%
---------------------------------------------------------------------------------------------------------------------
Top 5 Industries                      Commercial
    (as % of net assets)              Services             8.9%  Retail              11.4% Retail             11.2%
                                      Retail               7.9%  Pharmaceuticals      8.4% Pharmaceuticals
                                                                                           Commercial         10.2%

                                      Electronics          7.2%  Computers            8.2% Services            9.2%
                                      Pharmaceuticals      6.5%  Oil & Gas            7.7% Oil & Gas           6.3%
                                      Internet             5.4%  Equity Fund          5.3% Healthcare-Products 6.1%

---------------------------------------------------------------------------------------------------------------------
Top 10 Holdings                       Halliburton Co.      2.2%  Omnicare, Inc.       2.2% Pharm. Product
  (as a % of net assets)                                                                   Develop., Inc.      2.1%

                                                                 Nabors Industries
                                      Amazon.Com, Inc.     2.0%  Ltd.                 2.2% Gentex Corp.        2.0%
                                      Timberland Co.       2.0%  Xilinx, Inc.         2.0% InterActiveCorp.    2.0%
                                                                 Veritas Software          Varian Medical
                                      Tetra Tech, Inc.     2.0%  Corp.                2.0% Systems, Inc.       1.8%
                                      Avid Technology,           Pharm. Product            Abercrombie and
                                      Inc.                 2.0%  Devel., Inc.         1.8% Fitch Co.           1.8%
                                      Tractor Supply Co.   1.8%  Citigroup, Inc.      1.8% Omnicare, Inc.      1.8%
                                      Performance Food                                     Patterson-UTI
                                      Group Co.            1.8%  Utstarcom, Inc.      1.8% Energy, Inc.        1.7%

---------------------------------------------------------------------------------------------------------------------
                                                                                                     MIDCAP
                                            GROWTH + VALUE          GROWTH OPPORTUNITIES         OPPORTUNITIES
                                              PORTFOLIO                   PORTFOLIO                PORTFOLIO
---------------------------------------------------------------------------------------------------------------------
                                      Midcap SPDR Trust          Nasdaq-100 Index          Nabors Industries
                                      Series 1             1.7%  Tracking Stock       1.7% Ltd.                1.7%
                                      International              Bank America
                                      Game Technology      1.6%  Corp.                1.7% Medimmune, Inc.     1.6%
                                      Utstarcom, Inc.      1.6%  Wells Fargo &
                                                                 Co.                  1.7% Altera Corp.        1.6%

(1)      For the six-month period ended June 30, 2003

         Following the Reorganizations, certain holdings of Growth + Value Portfolio and the Growth Opportunities Portfolio that are transferred to MidCap Opportunities Portfolio in connection with the Reorganizations may be sold. Such sales may result in increased transaction costs for MidCap Opportunities Portfolio, and the realization of taxable gains or losses for MidCap Opportunities Portfolio. For more information, see the notes to the Pro Forma financial statements in the SAI relating to this Proxy Statement/Prospectus.

RELATIVE PERFORMANCE

         The following table shows, for the periods shown, the unaudited average annual total return for: (i) Class R shares of Growth + Value Portfolio; (ii) Class R shares of Growth Opportunities Portfolio; (iii) Class R shares of MidCap Opportunities Portfolio; (iv) Russell MidCap Growth Index; and (v) Russell MidCap Index. Performance of the Portfolios in the table below does not reflect the deduction of expenses and charges which are, or may be imposed under your annuity contract or life insurance policy, and would be lower if it did. An index has an inherent performance advantage over the Portfolios since it has no cash in its portfolios, imposes no sales charges, and incurs no operating expenses. An investor cannot invest directly in an index. Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value. Each Portfolio's past performance is not an indication of its future performance.


   CALENDAR                                                                   RUSSELL        RUSSELL
  YEAR/PERIOD        GROWTH +           GROWTH              MIDCAP         MIDCAP GROWTH     MIDCAP
     ENDED          VALUE(1)(4)  OPPORTUNITIES(1)(5)  OPPORTUNITIES(1)(5)     INDEX(2)       INDEX(3)
     -----          -----------  -------------------  ------------------      -------        --------
    12/31/01           -30.99%          -38.57%            -32.92%            -20.15%        -5.62%

    12/31/02           -37.33%          -31.57%            -25.86%            -27.41%       -16.18%

    12/31/03            37.69%           33.07%             36.67%             42.71%        40.06%


----------------
(1) Class R shares of the Growth + Value Portfolio commenced May 6, 1994. Class R shares of the Growth Opportunities Portfolio commenced May 3, 2000. Class R shares of the MidCap Opportunities Portfolio commenced May 5, 2000. The performance of Class S shares of the Growth Opportunities Portfolio and the MidCap Opportunities Portfolio would have been lower due to higher expenses of Class S shares.

(2) The Russell MidCap Growth Index is an unmanaged index that measures the performance of those companies included in the Russell MidCap Index with relatively higher price-to-book rations and higher forecasted growth values.

(3) The Russell MidCap Index is an unmanaged index that measures the performance of the 800 smallest companies in the Russell 1000 Index, which represent approximately 26% of the total market capitalization of the Russell 1000 Index.

(4) Growth + Value Portfolio is directly advised by ING Investments under the portfolio management team of Mr. Matthew Price and Mr. David Campbell as of June 16, 2003. Prior to that date, the Growth + Value Portfolio was sub-advised by an investment advisory firm that was not affiliated with the Adviser.


(5) Growth Opportunities Portfolio and MidCap Opportunities Portfolio are both managed by Mr. Price and Mr. Campbell as of April 21, 2003. Prior to April 21, 2003, those Portfolios were both managed by a different ING Investments portfolio management team.

PERFORMANCE OF MIDCAP OPPORTUNITIES PORTFOLIO

         The following bar chart and tables provide an indication of the risks of investing in MidCap Opportunities Portfolio by showing (on a calendar year basis) changes in MidCap Opportunities Portfolio's annual total return from year to year and by showing (on a calendar year basis) how MidCap Opportunities Portfolio's average annual returns for one year and life of class compare to those of the Russell MidCap Growth Index and the Russell MidCap Index. The information in the bar chart is based on the performance of the Class R shares of the MidCap Opportunities Portfolio. Performance does not reflect the deduction of expenses and charges which are, or may be imposed under your annuity contract or life insurance policy, and would be lower if they did. MidCap Opportunities Portfolio's past performance is not necessarily an indication of how the Portfolio will perform in the future. Total returns include reinvestment of dividends and capital gains distributions, if any. The Russell MidCap Growth Index and the Russell MidCap Index are unmanaged.

                     CALENDAR YEAR-BY-YEAR RETURNS(1)(2)(3)


 1994     1995     1996     1997     1998     1999     2000     2001     2002     2003
 ----     ----     ----     ----     ----     ----     ----     ----     ----     ----
                                                               -32.92   -25.86    36.67%


---------------------
(1)      These figures are for the year ended December 31 of each year.


(2) Class R shares of the Portfolio commenced operations on May 5, 2000. Class S shares commenced operations on May 8, 2001. Class S shares would have substantially similar annual returns as the Class R shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent that Class R and Class S shares have different expenses. The performance of Class S shares of the MidCap Opportunities Portfolio would have been lower due to the higher expenses of Class S shares. During the period shown in the chart, the Portfolio's best performance was 23.12% for the quarter ended December 31, 2001, and the Portfolio's worst quarterly performance was -28.03% for the quarter ended September 30, 2001.


(3) MidCap Opportunities Portfolio is managed by Mr. Matthew Price and Mr. David Campbell as of April 21, 2003. Prior to April 21, 2003, the Portfolio were both managed by a different portfolio management team.

The following table shows what the average annual total returns of MidCap Portfolio would equal if you averaged out actual performance over various lengths of time compared to the Russell MidCap Growth Index and the Russell MidCap Index, unmanaged indices. The Russell MidCap Growth Index and the Russell MidCap Index have an inherent performance advantage over MidCap Opportunities Portfolio since it has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index.



MIDCAP OPPORTUNITIES PORTFOLIO -- AVERAGE ANNUAL TOTAL RETURNS for the periods ended December 31, 2003



                                                                                  SINCE              10 YEARS
                                                              1 YEAR            INCEPTION       (OR LIFE OF CLASS)
                                                              ------            ---------       ------------------
Class R return (1)                                             36.67%             -12.41%               N/A
Class S return (2)                                             36.69%              -5.51%               N/A
Russell MidCap Growth Index  (reflects no deduction for
fees or expenses) (3)                                          42.71%             -10.44% (4)           N/A
Russell  MidCap Index  (reflects no deduction  for fees        40.06%               3.73% (4)           N/A
or expenses) (5)


-----------------------------

(1)      Class R shares commenced operations on May 5, 2000.

(2)      Class S shares commenced operations on May 8, 2001.

(3) Russell MidCap Growth Index is an unmanaged index that measures the performance of those companies included in the Russell MidCap Index with relatively higher price-to-book ratios and higher forecasted growth values.


(4) Index return for Class R shares is for the period beginning May 1, 2000. Index return for Class S shares is 5.05% for Russell MidCap Growth Index and -2.04% for Russell MidCap Index for the period beginning May 1, 2001.


(5) Russell MidCap Index measures the performance of the 800 smallest companies in the Russell 1000 Index, which represent approximately 26% of the total market capitalization of the Russell 1000 Index.

         For a discussion by the Adviser regarding the performance of MidCap Opportunities Portfolio for the semi-annual period ended June 30, 2003, see APPENDIX A to this Proxy Statement/Prospectus. Additional information about MidCap Opportunities Portfolio is included in Appendix C to this Proxy Statement/Prospectus.

COMPARISON OF INVESTMENT TECHNIQUES AND PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIOS

         Because the Portfolios have investment objectives and strategies that are similar, many of the risks of investing in MidCap Opportunities Portfolio are substantially the same as the risks of investing in the Growth Opportunities Portfolio and the Growth + Value Portfolio. You may lose money on your investment in any of the Portfolios. The value of each Portfolio's shares may go up or down, sometimes rapidly and unpredictably. Market conditions, financial conditions of issuers represented in the portfolio, investment strategies, portfolio management, and other factors affect the volatility of each Portfolio's shares. The following summarizes the principal investment techniques and risks of investing in the Portfolios.


         Price Volatility. Each of the Portfolios faces the risk of price volatility. The value of a Portfolio changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Growth Opportunities Portfolio and MidCap Opportunities Portfolio each invests in companies that the Sub-Adviser feels have the potential for rapid growth which may give the Portfolio a higher risk of price volatility than a fund that emphasizes other styles, such as a value-oriented style. The MidCap Opportunities Portfolio invests primarily in mid-sized companies and the Growth Opportunities Portfolio and the Growth + Value Portfolio may invest in large, small and mid-sized companies. Small and mid-sized companies may be more susceptible to price swings than larger companies because they generally have fewer financial resources, more limited product and market diversification and many are dependent on a few key managers.

         Market Trends. From time to time, the stock market may not favor the growth securities in which the Portfolios invest or the mid-cap growth securities which the MidCap Opportunities Portfolio emphasizes and in which the Growth Opportunities Portfolio and Growth + Value Portfolio may invest. Rather, the market could favor more speculative growth stocks or more value-oriented stocks or large or small company stocks, or may not favor equities at all.

         Inability to Sell Securities. Securities of small and mid-sized companies usually trade in lower volume and may be less liquid than securities of larger, more established companies. These less liquid securities could include securities of small- and mid-size U.S. companies, high-yield securities, convertible securities, unrated debt and convertible securities, securities that originate from small offerings, and foreign securities, particularly those from companies in emerging markets. A Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

         Securities Lending. There is a risk when lending portfolio securities, the securities may not be available to the Portfolio on a timely basis and the Portfolio may, therefore lose the opportunity to sell the securities at a desirable price.

         Portfolio Turnover. A high portfolio turnover rate involves greater expenses to the Portfolio, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse impact on performance.

         Management Risk. Each Portfolio is subject to management risk because it is an actively managed investment portfolio. The Adviser, each Sub-Adviser and each portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Portfolios, but there can be no guarantee that these will produce the desired results.

         Changes in Interest Rates. (Growth + Value) The value of the Portfolio's convertible securities may fall when interest rates rise. Convertible securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter durations.

         Credit Risk. (Growth + Value) The Portfolio could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

         Initial Public Offerings. (Growth Opportunities and MidCap Opportunities) A significant portion of the Portfolio's return may be attributable to its investment in initial public offerings. When the Portfolio's asset base is small, the impact of such investments on the Portfolio's return will be magnified. As the Portfolio's assets grow, it is probable that the effect of the Portfolio's investment in initial public offerings on the Portfolio's total return will decline.

                         COMPARISON OF FEES AND EXPENSES

         The following discussion describes and compares the fees and expenses of the Portfolios. For further information on the fees and expenses of MidCap Opportunities Portfolio, see "APPENDIX C: ADDITIONAL INFORMATION REGARDING MIDCAP OPPORTUNITIES PORTFOLIO."

MANAGEMENT FEES

         Growth + Value Portfolio, Growth Opportunities Portfolio and MidCap Opportunities Portfolio pay ING Investments, LLC ("ING Investments" or "Adviser") a management fee of 0.75% of each Portfolio's average daily net assets.

         The Adviser pays ING Aeltus a sub-advisory fee of 0.3375% of Growth Opportunities Portfolio's average daily net assets and 0.3375% of MidCap Opportunities Portfolio's average daily net assets for its services as sub-adviser to the Portfolios.

ADMINISTRATIVE FEES

         Each of the Portfolios pays an annual administrative fee of 0.10% of the average daily net assets of each Portfolio.

SERVICE FEES


         The Growth Opportunities Portfolio and MidCap Opportunities Portfolio each has adopted a Shareholder Services Plan (the Plan) for its Class S shares. Under the Plan, each Portfolio makes payments at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to its Class S shares to insurance companies, broker-dealers or other financial intermediaries that provide services relating to Class S shares and their shareholders. Because the service fees are paid out of the Portfolio's assets on an ongoing basis, over time they will increase the cost of the investment and may cost contract owners more than paying other types of sale charges.


EXPENSE LIMITATION ARRANGEMENTS

         Expense limitation agreements are in place for each of the Portfolios. Under the terms of the expense limitation agreements, ING Investments has agreed to limit the expenses of the Portfolios, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by ING Investments within three years. The current expense limitation agreement for each Portfolio is contractual and shall review automatically for one-year terms unless the Adviser provides written notice of the termination of the expense limitation agreement within 90 days of the end of the then current term or upon termination of the investment management agreement. The current agreements, with respect to the Growth + Value and Growth Opportunities Portfolios, provide that it will remain in effect through at least December 31, 2004. The expense limitation agreement for the MidCap Opportunities Portfolio will remain in effect through at least December 31, 2005. There can be no assurance that the expense limitation agreements will be continued after this date. The expense limitation for Class R of the Growth + Value Portfolio is 0.80%. The expense limitations for Class R shares and Class S shares of Growth Opportunities Portfolio and MidCap Opportunities Portfolio are 0.90% and 1.10%, respectively. This information and similar information is shown in the table below entitled "Annual Portfolio Operating Expenses."

EXPENSE TABLE

         The current expenses of each Portfolio and estimated pro forma expenses giving effect to the proposed Reorganizations are shown in the following table. Expenses of the Portfolios are based upon the operating expenses incurred by Class R and Class S shares of the Portfolios for the period ended June 30, 2003. Pro forma fees show estimated fees of MidCap Opportunities Portfolio after giving effect to the proposed Reorganization. Pro forma numbers are estimated in good faith and are hypothetical.

                 ANNUAL PORTFOLIO OPERATING EXPENSES (UNAUDITED)
(expenses that are deducted from Portfolio assets, shown as a ratio of expenses to average daily net assets) (1)

                                                                                  TOTAL      FEE WAIVER
                                        MANAGEMENT     SERVICE       OTHER      OPERATING        BY          NET
                                           FEES         FEES     EXPENSES(2)(4)  EXPENSES    ADVISER(3)    EXPENSES
                                           ----         ----     --------------  --------    ----------    --------
CLASS R
  Growth + Value Portfolio                0.75%         N/A          0.38%         1.13%         0.33%       0.80%
  Growth Opportunities Portfolio          0.75%         N/A          0.51%         1.26%         0.36%       0.90%
  MidCap Opportunities Portfolio          0.75%         N/A          0.64%         1.39%         0.49%       0.90%
  MidCap Opportunities Portfolio
    After the Reorganization
    (Estimated Pro Forma)                 0.75%         N/A          0.37%         1.12%         0.22%       0.90%

CLASS S
  Growth + Value Portfolio                N/A           N/A           N/A           N/A          N/A         N/A
  Growth Opportunities Portfolio(5)       0.75%        0.25%         0.51%         1.51%         0.41%       1.10%
  MidCap Opportunities Portfolio(5)       0.75%        0.25%         0.65%         1.65%         0.55%       1.10%
  MidCap Opportunities Portfolio
    After the Reorganization(5)
    (Estimated Pro Forma)                 0.75%        0.25%         0.37%         1.37%         0.27%       1.10%

-----------------------
(1) The fiscal year end for Growth + Value Portfolio, Growth Opportunities Portfolio and MidCap Opportunities Portfolio is December 31.

(2) ING Funds Services, LLC receives an annual administration fee equal to 0.10% of average daily net assets.

(3) ING Investments has entered into an expense limitation agreement with each Portfolio under which it will limit the expenses of the Portfolios (excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by ING Investments within three years). The expense limitation is for 0.80% for the Class R shares of the Growth + Value Portfolio. The expense limitation is for 0.90% and 1.10%, respectively, for Class R shares and Class S shares of the Growth Opportunities Portfolio and MidCap Opportunities Portfolio. The expense limitation agreements are contractual and will continue at least through December 31, 2004 for the Growth + Value Portfolio and the Growth Opportunities Portfolio. The expense limitation agreement for MidCap Opportunities Portfolio will continue at least through December 31, 2005. Thereafter, the expense limitation agreements renew automatically for one-year terms unless ING Investments provides written notice of the termination of the expense limitation agreement at least 90 days prior to the end of the then-current term or upon termination of the investment management agreement.

(4) Estimated "Other Expenses" for Class S are based on MidCap Opportunities Portfolio's actual "Other Expenses" for Class S shares for the Portfolio's most recently completed fiscal year. "Other Expenses" excludes short-term, nonrecurring expenses related to the Reorganization of the Growth Opportunities Portfolio and Growth + Value Portfolio with and into the MidCap Opportunities Portfolio.

(5)      Includes 0.05% waiver of the 12b-1 fee for Class S.

         Examples. The following examples are intended to help you compare the cost of investing in each Portfolio and the combined Portfolio. The examples assume that you invest $10,000 in each Portfolio and in the combined Portfolio after the Reorganizations for the time periods indicated. The examples also assume that your investment has a 5% return each year and that each Portfolio's operating expenses remain the same. The 5% return is an assumption and is not intended to portray past or future investment results. Based on the above assumptions, you would pay the following expenses. Your actual costs may be higher or lower.

                    GROWTH + VALUE PORTFOLIO(1)             GROWTH OPPORTUNITIES PORTFOLIO(1)
                    ---------------------------             ---------------------------------
              1 YEAR   3 YEARS    5 YEARS    10 YEARS    1 YEAR    3 YEARS    5 YEARS    10 YEARS
              ------   -------    -------    --------    ------    -------    -------    --------
CLASS R         82       326        590       1,345         92        364       657       1,491
CLASS S         N/A      N/A        N/A        N/A         112        437       785       1,767

                      MIDCAP OPPORTUNITIES PORTFOLIO(1)
                      ---------------------------------
                    1 YEAR   3 YEARS    5 YEARS    10 YEARS
                    ------   -------    -------    --------
CLASS R                 92     392        714       1,626
CLASS S                112     467        845       1,908

                            ESTIMATED PRO FORMA:
                        THE PORTFOLIOS COMBINED (1)*
                        ----------------------------
                    1 YEAR   3 YEARS    5 YEARS    10 YEARS
                    ------   -------    -------    --------
CLASS R                92      334        596       1,343
CLASS S               112      407        724       1,623

----------
(1) The example reflects the contractual expense limitation for the one-year period and the first year of the three-, five-, and ten-year periods.

*        Estimated.

                      INFORMATION ABOUT THE REORGANIZATION

THE REORGANIZATION AGREEMENTS

         The terms and conditions under which the proposed transaction may be consummated are set forth in each Reorganization Agreement. Significant provisions of the Reorganization Agreements are summarized below; however, this summary is qualified in its entirety by reference to the Reorganization Agreements, copies of which are attached as APPENDIX B-1 and APPENDIX B-2.

         The Reorganization Agreements provide for (i) the transfer, as of the Closing Date, of all of the assets of Growth + Value Portfolio and Growth Opportunities Portfolio in exchange for shares of beneficial interest of MidCap Opportunities Portfolio and the assumption by MidCap Opportunities Portfolio of all of each Acquired Portfolio's liabilities; and (ii) the distribution of shares of MidCap Opportunities Portfolio to shareholders of each Acquired Portfolio, as provided for in the Reorganization Agreements. Growth + Value Portfolio and Growth Opportunities Portfolio will then be liquidated.

         After the Reorganizations, each shareholder of each Acquired Portfolio will own shares of MidCap Opportunities Portfolio having an aggregate value equal to the aggregate value of the shares in the Acquired Portfolio held by that shareholder as of the Closing Date. Shareholders of Class R shares of Growth + Value Portfolio will receive Class R shares of MidCap Opportunities Portfolio. Shareholders of Class R shares and Class S shares of Growth Opportunities Portfolio will receive the corresponding class of shares of MidCap Opportunities Portfolio.

         Until the Closing Date, shareholders of each Acquired Portfolio will continue to be able to exchange their shares for shares of another portfolio in accordance with the provisions in their variable insurance contract prospectus. Exchange requests received after the Closing Date will be treated as requests received by MidCap Opportunities Portfolio for the exchange of its shares.

         The obligations of the Portfolios under the Reorganization Agreement are subject to various conditions, including approval of the shareholders of each of the Acquired Portfolios. The Reorganization Agreement also requires that each of the Portfolios take, or cause to be taken, all actions, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by the Reorganization Agreements. The Reorganization Agreements may be terminated by mutual agreement of the parties or on certain other grounds. Please refer to APPENDIX B-1 and APPENDIX B-2 to review the terms and conditions of the Reorganization Agreements.

REASONS FOR THE REORGANIZATION

         Each Reorganization is one of several reorganizations that have taken place among various ING Funds. The ING Fund complex has grown in recent years through the addition of many funds. Management of the ING Funds has proposed the consolidation of several of the ING Funds that they believe have similar or compatible investment strategies. The Reorganizations are designed to reduce the overlap in funds offered in the ING Funds complex, thereby eliminating inefficiencies and confusion about overlapping funds. ING Investments also believes that the Reorganizations may benefit shareholders by resulting in a surviving fund with a greater asset base. This is expected to provide greater investment opportunities for the MidCap Opportunities Portfolio and the potential to take larger portfolio positions.

         The proposed Reorganizations were presented to the Board of Trustees of Growth + Value Portfolio, Growth Opportunities Portfolio, and MidCap Opportunities Portfolio for consideration at a meeting held on November 11, 2003. For the reasons discussed below, the Trustees of the Portfolios, including all of the Trustees who are not "interested persons" (as defined in the Investment Company Act of 1940, as amended) of the Portfolios, determined that the interests of the shareholders of either Portfolio will not be diluted as a result of the proposed Reorganizations, and that the proposed Reorganizations are in the best interests of both Portfolios and their shareholders.

         The Reorganization will allow the Growth + Value Portfolio's and the Growth Opportunities Portfolio's shareholders to continue to participate in a professionally managed portfolio that seeks to achieve capital appreciation through investment in equity securities. As shown in the fee table, after application of expense reimbursements, it is expected that the net operating expenses paid by the shareholders of Class R and Class S shares of the Growth Opportunities Portfolio will remain the same after the Reorganization (excluding short-term, nonrecurring, reorganization expenses). It is also expected that the net operating expenses paid by the shareholders of Class R shares of the Growth + Value Portfolio increase by an annual rate of 0.10% after the Reorganization (excluding short-term, nonrecurring, reorganization expenses). Even with this increase, it should be noted that after application of expense reimbursements, after the Reorganization, shareholders of the Growth + Value Portfolio will bear expenses within the combined Portfolio that are below the median and mean for the Growth + Value Portfolio's Lipper Peer Group, and that ING Investments has agreed to continue the expense limitation arrangement until at least December 31, 2005.

-------------------------------------------------------------------------------------------
                                  CLASS R EXPENSE RATIO**       TOTAL ASSETS (MILLIONS $)**
-------------------------------------------------------------------------------------------
GROWTH + VALUE PORTFOLIO                 0.80%                          59.7
-------------------------------------------------------------------------------------------
MIDCAP OPPORTUNITIES PORTFOLIO           0.90%                          13.6
-------------------------------------------------------------------------------------------
Lipper Peer Group*
-------------------------------------------------------------------------------------------
Low                                      0.75%                          21.1
-------------------------------------------------------------------------------------------
High                                     1.59%                           6.6
-------------------------------------------------------------------------------------------
Median                                   1.04%                            24
-------------------------------------------------------------------------------------------
Average                                  1.06%                          12.2
-------------------------------------------------------------------------------------------
+1 Standard Deviation                    1.27%                          25.5
-------------------------------------------------------------------------------------------
Fund Rank                                5/26                          12/26
-------------------------------------------------------------------------------------------

* Selected Peer Group: total assets range ($2 million to $46 million), 26 Funds

**Class level Expense Ratio and Fund level total assets as of 6/30/03

         Shares of the Portfolios may be exchanged for shares of any other Portfolio before taking expense reimbursements into account.


         Even if shareholders of one Acquired Portfolio approves the Reorganization Agreement with respect to their Portfolio, the merger with and into MidCap Opportunities Portfolio will not occur for either Acquired Portfolio unless shareholders of each Acquired Portfolio approves the Reorganization Agreement with respect to their Portfolio. Consequently, the Reorganizations are contingent upon one another.


BOARD CONSIDERATIONS

         The Board of Trustees of Growth + Value Portfolio and Growth Opportunities Portfolio in recommending the proposed transaction, considered a number of factors, including the following:

         - the plans of management to reduce overlap in funds in the ING Fund complex;

         -        the potential benefits of the transaction to shareholders;

         - the relative investment performance of MidCap Opportunities Portfolio as compared to Growth + Value Portfolio and Growth Opportunities Portfolio;

         - gross and net expense ratios and information regarding fees and expenses of Growth + Value Portfolio, Growth Opportunities Portfolio and MidCap Opportunities Portfolio;

         -        the relative size of the Portfolios;

         - whether the Reorganization would dilute the interests of the Portfolios' current shareholders;

         - the similarity of investment objectives and strategies of MidCap Opportunities Portfolio with those of Growth + Value Portfolio and Growth Opportunities Portfolio;

         -        each of the Portfolios has the same portfolio management team;

         - the fees or expenses that will be borne directly or indirectly by the Portfolios in connection with the merger;

         -        any benefits that may be realized by the Adviser; and

         - the tax consequences of each Reorganization to Growth + Value Portfolio and Growth Opportunities Portfolio and its shareholders, including the tax-free nature of the transaction.

         The Board of Trustees also considered the future potential benefits to ING Investments in that its costs to administer the Portfolios may be reduced if the Reorganizations are approved, and its costs may be reduced under its obligation to limit expenses of Portfolios.

         THE TRUSTEES OF GROWTH + VALUE PORTFOLIO AND GROWTH OPPORTUNITIES PORTFOLIO RECOMMEND THAT SHAREHOLDERS APPROVE THE REORGANIZATION WITH AND INTO MIDCAP OPPORTUNITIES PORTFOLIO.

TAX CONSIDERATIONS

         The Reorganization is intended to qualify for Federal income tax purposes as a tax-free reorganization under Section 368 of the Internal Revenue Code of 1986, as amended. Accordingly, pursuant to this treatment, neither Growth + Value Portfolio, Growth Opportunities Portfolio nor their shareholders, nor MidCap Opportunities Portfolio nor its shareholders, are expected to recognize any gain or loss for federal income tax purposes from the transactions contemplated by the Reorganization Agreements. As a condition to the Closing of the Reorganization, the Portfolios will receive an opinion from the law firm of Dechert to the effect that each Reorganization will qualify as a tax-free reorganization for Federal income tax purposes. That opinion will be based in part upon certain assumptions and upon certain representations made by the Portfolios.

EXPENSES OF THE REORGANIZATIONS

         ING Investments will bear half the cost of the Reorganizations. The Portfolios will bear the other half of the expenses related to the proposed Reorganizations, including, but not limited to, the costs of solicitation of voting instructions and any necessary filings with the SEC. Of the Reorganization expenses allocated to the Portfolios, each Portfolio will bear a pro rata portion based on its relative net asset values immediately before the Closing Date.

                   ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS

FORM OF ORGANIZATION

         The Portfolios are each diversified series of ING Variable Products Trust, an open-end management investment company organized as a Massachusetts business trust. ING Variable Products Trust is governed by a Board of Trustees consisting of ten members. For more information on the history of the Portfolios, see the SAI.

DISTRIBUTOR

         ING Funds Distributor, LLC (the "Distributor"), whose address is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034, is the principal distributor for the Portfolios.

DIVIDENDS AND OTHER DISTRIBUTIONS

         The Portfolios pay dividends from net investment income and net capital gains, if any, on a quarterly basis. As a contract owner invested in a Portfolio, you are entitled to a share of the income and capital gains that the Portfolio distributes. The amount you receive is based on the number of shares you own. Since the sole shareholders of the Portfolios are separate accounts, no discussion is included as to the federal income tax consequences at the shareholder level.

         If each Reorganization Agreement is approved by the relevant Acquired Portfolio's shareholders, then as soon as practicable before the Closing Date, each Acquired Portfolio will pay its shareholders a cash distribution of substantially all undistributed net investment income and undistributed realized net capital gains.

CAPITALIZATION

         The following table shows, on an unaudited basis, the capitalization of each of the Portfolios as of June 30, 2003, and on a pro forma basis as of June 30, 2003 giving effect to the Reorganization:

                                                                         NET ASSET VALUE       SHARES
                                                        NET ASSETS          PER SHARE        OUTSTANDING
                                                        ----------          ---------        -----------
GROWTH + VALUE PORTFOLIO

  Class R                                              $ 56,585,640         $11.24           5,032,563
Total Growth + Value Portfolio                         $ 56,585,640                          5,032,563

GROWTH OPPORTUNITIES PORTFOLIO

  Class R                                              $  5,335,957         $ 4.26           1,251,960
  Class S                                              $ 15,566,989         $ 4.26           3,652,575
Total Growth Opportunities Portfolio                   $ 20,902,946                          4,904,535

MIDCAP OPPORTUNITIES PORTFOLIO

  Class R                                              $  9,674,601         $ 5.27           1,834,838
  Class S                                              $  3,825,768         $ 5.24             730,379
Total MidCap Opportunities Portfolio                   $ 13,500,369                          2,565,217

PRO FORMA - MIDCAP OPPORTUNITIES PORTFOLIO INCLUDING GROWTH + VALUE PORTFOLIO AND GROWTH OPPORTUNITIES
PORTFOLIO(1)

  Class R                                              $71,596,198          $ 5.27          13,581,883
  Class S                                              $19,392,757          $ 5.24           3,699,891
  Total Pro Forma MidCap Opportunities Portfolio       $90,988,955                          17,281,774

------------------
(1) Capitalization table does not include one time Reorganization related expenses estimated at $25,000.

                  GENERAL INFORMATION ABOUT THE PROXY STATEMENT

SOLICITATION OF PROXIES

         Solicitation of proxies is being made primarily by the mailing of the Notice and this Proxy Statement/Prospectus with its enclosures on or about February 9, 2004. In addition to the solicitation of proxies by mail, employees of ING Investments and its affiliates, without additional compensation, may solicit proxies in person or by telephone, telegraph, facsimile, or oral communications.

         If a shareholder wishes to participate in the Special Meeting, but does not wish to give a proxy by telephone, the shareholder may still submit the proxy originally sent with the Proxy Statement/Prospectus, attend in person or vote online. Should shareholders require additional information regarding the proxy or require replacement of the proxy, they may contact Shareholder Services toll-free at 1-800-992-0180.

         A shareholder may revoke the accompanying proxy at any time prior to its use by filing with Growth + Value Portfolio or Growth Opportunities Portfolio, a written revocation or duly executed proxy bearing a later date. In addition, any shareholder who attends the Special Meeting in person may vote by ballot at the Special Meeting, thereby canceling any proxy previously given. The persons named in the accompanying proxy will vote as directed by the proxy, but in the absence of voting directions in any proxy that is signed and returned, they intend to vote "FOR" the Reorganization proposals and may vote in their discretion with respect to other matters not now known to the Board of Growth + Value Portfolio and Growth Opportunities Portfolio that may be presented at the Special Meeting.

VOTING RIGHTS


         Only shareholders of Growth + Value Portfolio and Growth Opportunities Portfolio at the close of business on January 6, 2004 (the "Record Date") will be entitled to be present and give voting instructions for Growth + Value Portfolio and Growth Opportunities Portfolio at the Special Meeting with respect to their shares owned as of that Record Date. As of the Record Date, 4,715,377.038 shares of Growth + Value Portfolio and 6,578,055.860 shares of Growth Opportunities Portfolio were outstanding and entitled to vote. Each share is entitled to one vote and each fractional share is entitled to a proportionate fractional vote.


         Shares of Growth + Value Portfolio and Growth Opportunities Portfolio are sold to separate accounts of insurance companies ("Separate Accounts") and are used to fund variable annuity and/or variable life contracts ("Variable Contracts"). Variable contract owners who select a Portfolio for investment through a Variable Contract have a beneficial interest in the Portfolio, but do not invest directly in or hold shares of the Portfolio. The insurance company that uses the Portfolio as a funding vehicle, is, in most cases, the true shareholder of the Portfolio and, as the legal owner of the Portfolio's shares, has sole voting and investment power with respect to the shares, but generally will pass through any voting rights to variable contract owners. Therefore, an insurance company will request voting instructions from the variable contract owner and will vote shares or other voting interests in the Separate Account in proportion to voting instructions received. An insurance company will also vote shares of a Portfolio held in its Separate Accounts for which no voting instructions have been received in the same proportion as it votes shares held in the Separate Accounts for which it has received instructions. Shares held by an insurance company in its general account, if any, must be voted in the same proportion as the votes cast with respect to shares held in all of the insurance company's separate accounts in the aggregate.

         Variable contract owners permitted to give instructions to a Portfolio and the number of shares for which such instructions may be given for purposes of voting at the Special Meeting, and any adjournment thereof, will be determined as of the Record Date. In connection with the solicitation of such instructions from variable contract owners, it is expected that the respective insurance companies will furnish a copy of this Proxy Statement/Prospectus to variable contract owners.

         If a variable contract owner wishes to participate in the Special Meeting, but does not wish to give a proxy by telephone, the variable contract owner may still submit the Proxy Ballot(s) originally sent with the Proxy Statement/Prospectus or attend in person. All persons entitled to direct the voting of shares, whether they are variable contract owners or shareholders, are described as voting for purposes of this Proxy Statement/Prospectus.

         Approval of each Reorganization Agreement requires the affirmative vote of the holders of a majority of the shares of the Acquired Portfolio. The holders of a majority of outstanding shares present in person or by proxy shall constitute a quorum at any meeting of the shareholders. In the absence of a quorum, a majority of outstanding shares entitled to vote present in person or by proxy may adjourn the meeting from time to time until a quorum shall be present.


         To the knowledge of ING Investments, as of January 26, 2004, no current Trustee owns 1% or more of the outstanding shares of the Portfolios, and the officers and Trustees own, as a group, less than 1% of the shares of the Portfolios.



         APPENDIX D hereto lists the persons that, as of January 26, 2004, owned beneficially or of record 5% or more of the outstanding shares of any Class of Growth + Value Portfolio, Growth Opportunities Portfolio or MidCap Opportunities Portfolio.


OTHER MATTERS TO COME BEFORE THE SPECIAL MEETING

         Growth + Value Portfolio and Growth Opportunities Portfolio do not know of any matters to be presented at the Special Meeting other than those described in this Proxy Statement/Prospectus. If other business should properly come before the Special Meeting, the proxyholders will vote thereon in accordance with their best judgment.

SHAREHOLDER PROPOSALS

         Neither Growth + Value Portfolio nor Growth Opportunities Portfolio is required to hold regular annual meetings and, in order to minimize its costs, does not intend to hold meetings of shareholders unless so required by applicable law, regulation, regulatory policy or if otherwise deemed advisable by Growth + Value Portfolio's and Growth Opportunities Portfolio's management. Therefore, it is not practicable to specify a date by which shareholder proposals must be received in order to be incorporated in an upcoming proxy statement for an annual meeting.

REPORTS TO SHAREHOLDERS

         ING Investments will furnish, without charge, a copy of the most recent Annual Report regarding the Portfolios and any more recent Semi-Annual Report succeeding the Annual Report, if any, on request. Requests for such reports should be directed in writing to a Portfolio at ING Funds, 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 or by calling 1-800-992-0180.

         IN ORDER THAT THE PRESENCE OF A QUORUM AT THE SPECIAL MEETING MAY BE ASSURED, PROMPT EXECUTION AND RETURN OF THE ENCLOSED PROXY CARD IS REQUESTED. A SELF-ADDRESSED, POSTAGE-PAID ENVELOPE IS ENCLOSED FOR YOUR CONVENIENCE.

                                                         /s/ Huey P. Falgout
                                                         Huey P. Falgout, Jr.,
                                                         Secretary

February 9, 2004
7337 East Doubletree Ranch Road
Scottsdale, Arizona 85258-2034

                                                                      APPENDIX A

                REPORT FOR ING VP MIDCAP OPPORTUNITIES PORTFOLIO

         Set forth below is an excerpt from ING VP MidCap Opportunities Portfolio's Semi-Annual Report, dated, June 30, 2003, regarding the Portfolio's performance.

PORTFOLIO MANAGEMENT: A team of investment professionals led by Matthew Price, CFA and David Campbell, ING Investments, LLC.*

GOAL: The ING VP MidCap Opportunities Portfolio (the "Portfolio") seeks long-term capital appreciation.

MARKET OVERVIEW: The first half of 2003 marked a return to positive territory for the S&P MidCap 400 Index (S&P 400), with the index increasing 12.42% for the six months ending June 30, 2003. The positive first half performance was led by a blistering 17.64% increase in the second quarter. Investors showed their fondness for equities once again, as the Iraqi War came to an end. Resolution of this conflict allowed investors to refocus on the markets, and less on the uncertain geo-political events abroad. The Federal Reserve and Washington both did their parts to create a favorable environment for equities compared to fixed income through a low interest rate environment and a tax rate reduction on dividends.

PERFORMANCE: For the six months ended June 30, 2003, the Portfolio's Class R shares, excluding any charges, provided a total return of 17.11% compared to the Russell MidCap Growth and S&P 400, which returned 18.74% and 12.42%, respectively.

PORTFOLIO SPECIFICS: The outperformance in the first three months of the year was largely attributable to the Portfolio's health care, information technology and energy holdings, offset somewhat by weaker results from the materials and industrial sectors. Consistent with our longstanding strategy, the Portfolio remained significantly overweight in information technology, health care and energy stocks, all of which held up well during a volatile quarter. Within the "Life Sciences Revolution" category, Biovail (a manufacturer of advanced drug delivery technologies) was the Portfolio's top performer. Media and telecommunications stocks also helped the Portfolio's tech holdings outperform during this period, especially such companies as Echostar and Comverse Technology. The decision to increase the Portfolio's weighting to gas and oil exploration stocks also provided to be fortuitous in light of global supply concerns. The Portfolio's exposure to industrial companies was cut in half by selling Parker Hannafin and discount air carrier Ryanair. Another significant portfolio reduction was in the "The New Consumer" category, where Coach, Ralph Lauren, Pier I, and Williams-Sonoma were sold.

The second quarter marked a transitional period for the Portfolio. We began the stewardship of these assets in mid-April and have gradually reoriented the portfolio holdings. Our emphasis is on a broadly diversified portfolio of stocks that are chosen based on our expectation of continued earnings growth, ongoing relative price strength, and reasonable valuations. Performance was helped by favorable sector allocation and stock selection. Exposure to the health care and technology sectors were positive factors, while positions in consumer staples and business services acted as a drag on performance. Examples of positive stock selection were Veritas Software, Yahoo, and Omnicare. Conversely, among the holdings that negatively impacted results were Abercrombie & Fitch, Expeditors Intl., and Staples.

MARKET OUTLOOK: The resurgence of stocks in the June quarter was a welcome relief after three years of wealth deflation. Most questions center around whether this advance represents the beginning of a long upward trend or whether it is a false start reminiscent of the second and fourth quarters of 2001 when the Russell MidCap Growth Index posted a strong advance only to decline sharply in 2002. The weight of the argument appears to us to lean towards the optimistic side, which does not imply that advances from here will be without interruptions. Stock valuations very much depend on predictions about future earnings streams. We think that the corporate cost cutting of the past few years should translate that growth into strong profit gains. Importantly, alternatives to stocks for long-term investors do not appear particularly appealing right now.

------------------

* A team of investment professionals led by Matthew Price, CFA and David Campbell, ING Investments, LLC assumed responsibility for the Portfolio on April 21, 2003.

                                     * * * *

                                            AVERAGE ANNUAL TOTAL RETURNS
                                         FOR THE PERIODS ENDED JUNE 30, 2003
                                        -------------------------------------
                                                              SINCE INCEPTION
                                        1 YEAR                    5/5/00
                                        ------                    ------
Class R                                  0.38%                    -18.36%
Russell MidCap Growth Index              7.35%                    -16.95%(1)
S&P MidCap 400 Index                    -0.71%                      1.00%(1)

Based on a $10,000 initial investment, the table above illustrates the total return of ING VP MidCap Opportunities Portfolio against the Russell MidCap Growth Index and S&P MidCap 400 Index. The Indices are unmanaged and have no cash in their portfolios, impose no sales charges and incur no operating expenses. An investor cannot invest directly in an index. The Portfolio's performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract or life insurance policy. Total returns would have been lower if such expenses or charges were included.

Performance table does not reflect the deduction of taxes that a shareholder will pay on Portfolio distributions or the redemption of Portfolio shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and expenses otherwise payable by the Portfolio. Total returns would have been lower had there been no waiver to the Portfolio.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE PORTFOLIO WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS, ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE PORTFOLIO MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

Portfolio holdings are subject to change daily.

(1) Since inception performance for the index is shown from 5/1/00.

PRINCIPAL RISK FACTOR(S): Exposure to financial and market risks that accompany investments in equities. In exchange for higher growth potential, investing in stocks of smaller medium-sized companies may entail greater price variability than investing in stocks of larger companies.

                                                                    APPENDIX B-1

                  FORM OF AGREEMENT AND PLAN OF REORGANIZATION

         THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of this 11th day of November, 2003, by and between ING Variable Products Trust, a Massachusetts business trust (the "Trust") with its principal place of business at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034, on behalf of the ING VP MidCap Opportunities Portfolio (the "Acquiring Portfolio"), a separate series of the Trust, and ING Variable Products Trust, on behalf of the ING VP Growth + Value Portfolio (the "Acquired Portfolio"), another separate series of the Trust.

         This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the "Code"). The reorganization (the "Reorganization") will consist of the transfer of all of the assets of the Acquired Portfolio to the Acquiring Portfolio in exchange solely for Class R voting shares of beneficial interest of the Acquiring Portfolio (the "Acquiring Portfolio Shares"), the assumption by the Acquiring Portfolio of all liabilities of the Acquired Portfolio, and the distribution of the Acquiring Portfolio Shares to the shareholders of the Acquired Portfolio in complete liquidation of the Acquired Portfolio as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

         WHEREAS, the Acquired Portfolio and the Acquiring Portfolio are series of an open-end, registered investment company of the management type, and the Acquired Portfolio owns securities which generally are assets of the character in which the Acquiring Portfolio is permitted to invest; and

         WHEREAS, the Trustees of the Trust have determined that the exchange of all of the assets of the Acquired Portfolio for Acquiring Portfolio Shares and the assumption of all liabilities of the Acquired Portfolio by the Acquiring Portfolio is in the best interests of the Acquiring Portfolio and its shareholders and that the interests of the existing shareholders of the Acquiring Portfolio would not be diluted as a result of this transaction; and

         WHEREAS, the Trustees of the Trust have determined that the exchange of all of the assets of the Acquired Portfolio for Acquiring Portfolio Shares and the assumption of all liabilities of the Acquired Portfolio by the Acquiring Portfolio is in the best interests of the Acquired Portfolio and its shareholders and that the interests of the existing shareholders of the Acquired Portfolio would not be diluted as a result of this transaction;

         NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1. TRANSFER OF ASSETS OF THE ACQUIRED PORTFOLIO TO THE ACQUIRING PORTFOLIO IN EXCHANGE FOR THE ACQUIRING PORTFOLIO SHARES, THE ASSUMPTION OF ALL ACQUIRED PORTFOLIO LIABILITIES AND THE LIQUIDATION OF THE ACQUIRED PORTFOLIO

         1.1. Subject to the requisite approval of the Acquired Portfolio shareholders and the other terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Acquired Portfolio agrees to transfer all of the Acquired Portfolio's assets, as set forth in paragraph 1.2, to the Acquiring Portfolio, and the Acquiring Portfolio agrees in exchange therefor: (i) to deliver to the Acquired Portfolio the number of full and fractional Class R Acquiring Portfolio Shares determined by dividing the value of the Acquired Portfolio's net assets with respect to Class R, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Acquiring Portfolio Share of Class R, computed in the manner and as of the time and date set forth in paragraph 2.2; and (ii) to assume all liabilities of the Acquired Portfolio as set forth in paragraph 1.3. Such transactions shall take place at the closing provided for in paragraph 3.1 (the "Closing").

         1.2. The assets of the Acquired Portfolio to be acquired by the Acquiring Portfolio shall consist of all assets and property, including, without limitation, all cash, securities, commodities and futures interests and dividends or interests receivable, that are owned by the Acquired Portfolio, and any deferred or prepaid expenses shown as an asset on the books of the Acquired Portfolio, on the closing date provided for in paragraph 3.1 (the "Closing Date") (collectively, "Assets").

         1.3. The Acquired Portfolio will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date. The Acquiring Portfolio shall also assume all of the liabilities of the Acquired Portfolio, whether accrued or contingent, known or unknown, existing at the Valuation Date, as defined in paragraph 2.1 (collectively, "Liabilities"). On or as soon as practicable prior to the Closing Date, the Acquired Portfolio will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all (and in no event less than 98%) of its investment company taxable income (computed without regard to any deduction for dividends paid) and realized net capital gain, if any, for the current taxable year through the Closing Date.

         1.4. Immediately after the transfer of Assets provided for in paragraph 1.1, the Acquired Portfolio will distribute to the Acquired Portfolio's shareholders of record, determined as of immediately after the close of business on the Closing Date (the "Acquired Portfolio Shareholders"), on a pro rata basis, the Acquiring Portfolio Shares of the same class received by the Acquired Portfolio pursuant to paragraph 1.1, and will completely liquidate. Such distribution and liquidation will be accomplished, with respect to the Acquired Portfolio's shares, by the transfer of the Acquiring Portfolio Shares then credited to the account of the Acquired Portfolio on the books of the Acquiring Portfolio to open accounts on the share records of the Acquiring Portfolio in the names of the Acquired Portfolio Shareholders. The aggregate net asset value of Class R Acquiring Portfolio Shares to be so credited to Class R Acquired Portfolio Shareholders shall be equal to the aggregate net asset value of the Acquired Portfolio shares of that same class owned by such shareholders on the Closing Date. All issued and outstanding shares of the Acquired Portfolio will simultaneously be canceled on the books of the Acquired Portfolio.

         1.5. Ownership of Acquiring Portfolio Shares will be shown on the books of the Acquiring Portfolio's transfer agent, as defined in paragraph 3.3.

         1.6. Any reporting responsibility of the Acquired Portfolio including, but not limited to, the responsibility for filing of regulatory reports, tax returns, or other documents with the U.S. Securities and Exchange Commission (the "Commission"), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Portfolio.

2.       VALUATION

         2.1. The value of the Assets shall be the value computed as of immediately after the close of business of the New York Stock Exchange ("NYSE") and after the declaration of any dividends on the Closing Date (such time and date being hereinafter called the "Valuation Date"), using the valuation procedures in the then-current prospectus and statement of additional information with respect to the Acquiring Portfolio, and valuation procedures established by the Acquiring Portfolio's Board of Trustees.

         2.2. The net asset value of a Class R Acquiring Portfolio Share shall be the net asset value per share computed with respect to that class as of the Valuation Date, using the valuation procedures set forth in the Acquiring Portfolio's then-current prospectus and statement of additional information and valuation procedures established by the Acquiring Portfolio's Board of Trustees.

         2.3. The number of the Class R Acquiring Portfolio Shares to be issued (including fractional shares, if any) in exchange for the Acquired Portfolio's Assets shall be determined by dividing the value of the net assets with respect to the Class R shares of the Acquired Portfolio, determined using the same valuation procedures referred to in paragraph 2.1, by the net asset value of an Acquiring Portfolio Share, determined in accordance with paragraph 2.2.

         2.4. All computations of value shall be made by the Acquired Portfolio's designated record keeping agent and shall be subject to review by the Acquiring Portfolio's record keeping agent and by each Portfolio's respective independent accountants.

3.       CLOSING AND CLOSING DATE


         3.1. The Closing Date shall be April 17, 2004, or such other date as the parties may agree to in writing. All acts taking place at the Closing shall be deemed to take place simultaneously as of immediately after the close of business on the Closing Date unless otherwise agreed to by the parties. The close of business on the Closing Date shall be as of 4:00 p.m., Eastern Time. The Closing shall be held at the offices of the Acquiring Portfolio or at such other time and/or place as the parties may agree.


         3.2. The Acquired Portfolio shall direct State Street Bank and Trust Company, as custodian for the Acquired Portfolio (the "Custodian"), to deliver, at the Closing, a certificate of an authorized officer stating that (i) the Assets shall have been delivered in proper form to the Acquiring Portfolio within two business days prior to or on the Closing Date, and (ii) all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. The Acquired Portfolio's portfolio securities represented by a certificate or other written instrument shall be presented by the Acquired Portfolio Custodian to the custodian for the Acquiring Portfolio for examination no later than five business days preceding the Closing Date, and shall be transferred and delivered by the Acquired Portfolio as of the Closing Date for the account of the Acquiring Portfolio duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Custodian shall deliver, as of the Closing Date by Date by book entry, in accordance with the customary practices of the Custodian and any securities depository (as defined in Rule 17f-4 under the Investment Company Act of 1940, as amended (the "1940 Act")) in which the Acquired Portfolio's Assets are deposited, the Assets that are deposited with such depositories. The cash to be transferred by the Acquired Portfolio shall be delivered by wire transfer of federal funds on the Closing Date.

         3.3. The Acquired Portfolio shall direct DST Systems, Inc. (the "Transfer Agent"), on behalf of the Acquired Portfolio, to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Acquired Portfolio Shareholders and the number and percentage ownership of outstanding Class R shares owned by each such shareholder immediately prior to the Closing. The Acquiring Portfolio shall issue and deliver a confirmation evidencing the Acquiring Portfolio Shares to be credited on the Closing Date to the Secretary of the Acquiring Portfolio, or provide evidence satisfactory to the Acquired Portfolio that such Acquiring Portfolio Shares have been credited to the Acquired Portfolio's account on the books of the Acquiring Portfolio. At the Closing each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

         3.4. In the event that on the Valuation Date (a) the NYSE or another primary trading market for portfolio securities of the Acquiring Portfolio or the Acquired Portfolio shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board of Trustees, respectively, accurate appraisal of the value of the net assets of the Acquiring Portfolio or the Acquired Portfolio, respectively, is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

4.       REPRESENTATIONS AND WARRANTIES

         4.1. The Trust on behalf of the Acquired Portfolio, represents and warrants as follows:

         (a) The Acquired Portfolio is duly organized as a series of the Trust which is a business trust duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts with power under the Trust's Declaration of Trust ("Declaration of Trust") to own all of its Assets and to carry on its business as it is now being conducted;

         (b) The Trust is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act, and the registration of shares of the Acquired Portfolio under the Securities Act of 1933, as amended ("1933 Act"), is in full force and effect;

         (c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Portfolio of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act") and the 1940 Act and such as may be required by state securities laws;

         (d) The current prospectus and statement of additional information of the Acquired Portfolio and each prospectus and statement of additional information of the Acquired Portfolio used during the three years previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

         (e) On the Closing Date, the Trust, on behalf of the Acquired Portfolio will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for such Assets, the Trust, on behalf of the Acquiring Portfolio will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Acquiring Portfolio;

         (f) The Acquired Portfolio is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Trust's Declaration of Trust or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Trust on behalf of the Acquired Portfolio, is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Trust, on behalf of the Acquired Portfolio is a party or by which it is bound;

         (g) All material contracts or other commitments of the Acquired Portfolio (other than this Agreement and certain investment contracts, including options, futures, and forward contracts) will terminate without liability to the Acquired Portfolio on or prior to the Closing Date;

         (h) Except as otherwise disclosed in writing to and accepted by the Trust, on behalf of the Acquiring Portfolio, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Acquired Portfolio, or any of its properties or assets that, if adversely determined, would materially and adversely affect the Acquired Portfolio's financial condition or the conduct of its business. The Trust, on behalf of the Acquired Portfolio, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the Acquired Portfolio's business or the Acquired Portfolio's ability to consummate the transactions herein contemplated;

         (i) The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Portfolio of Investments of the Acquired Portfolio as of December 31, 2002 have been audited by KPMG LLP, independent accountants, and are in accordance with generally accepted accounting principles ("GAAP") consistently applied, and such statements (copies of which have been furnished to the Acquiring Portfolio) present fairly, in all material respects, the financial condition of the Acquired Portfolio as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquired Portfolio required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

         (j) Since December 31, 2002, there has not been any material adverse change in the Acquired Portfolio's financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Portfolio of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Portfolio. For the purposes of this subparagraph (j), a decline in net asset value per share of the Acquired Portfolio due to declines in market values of securities in the Acquired Portfolio's portfolio, the discharge of Acquired Portfolio liabilities, or the redemption of Acquired Portfolio Shares by shareholders of the Acquired Portfolio shall not constitute a material adverse change;

         (k) On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquired Portfolio required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquired Portfolio's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

         (l) For each taxable year of its operation (including the taxable year ending on the Closing Date), the Acquired Portfolio has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company, has complied (or will comply) with the applicable diversification requirements imposed by Subchapter L of the Code, has been (or will be) eligible to and has computed (or will compute) its federal income tax under Section 852 of the Code, and will have distributed all of its investment company taxable income and net capital gain (as defined in the Code) that has accrued through the Closing Date, and before the Closing Date will have declared dividends sufficient to distribute all of its investment company taxable income and net capital gain for the period ending on the Closing Date;

         (m) All issued and outstanding shares of the Acquired Portfolio are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Trust and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. All of the issued and outstanding shares of the Acquired Portfolio will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Acquired Portfolio, as provided in paragraph 3.3. The Acquired Portfolio does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Acquired Portfolio, nor is there outstanding any security convertible into any of the Acquired Portfolio shares;

         (n) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Trustees of the Trust on behalf of the Acquired Portfolio, and, subject to the approval of the shareholders of the Acquired Portfolio, this Agreement will constitute a valid and binding obligation of the Acquired Portfolio, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

         (o) The information to be furnished by the Acquired Portfolio for use in registration statements, proxy materials and other documents filed or to be filed with any federal, state or local regulatory authority (including the National Association of Securities Dealers, Inc.), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations thereunder applicable thereto; and

         (p) The proxy statement of the Acquired Portfolio (the "Proxy Statement") to be included in the Registration Statement, insofar as it relates to the Acquired Portfolio, will, on the effective date of the Registration Statement and on the Closing Date (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading provided, however, that the representations and warranties in this subparagraph (p) shall not apply to statements in or omissions from the Proxy Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquiring Portfolio for use therein, and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder.

         4.2. The Trust, on behalf of the Acquiring Portfolio, represents and warrants as follows:

         (a) The Acquiring Portfolio is duly organized as a series of the Trust, which is a business trust duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts with power under the Trust's Declaration of Trust to own all of its properties and assets and to carry on its business as it is now being conducted;

         (b) The Trust is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of shares of the Acquiring Portfolio under the 1933 Act, is in full force and effect;

         (c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Portfolio of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required by state securities laws;

         (d) The current prospectus and statement of additional information of the Acquiring Portfolio and each prospectus and statement of additional information of the Acquiring Portfolio used during the three years previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

         (e) On the Closing Date, the Acquiring Portfolio will have good and marketable title to the Acquiring Portfolio's assets, free of any liens of other encumbrances, except those liens or encumbrances as to which the Acquired Portfolio has received notice and necessary documentation at or prior to the Closing;

         (f) The Acquiring Portfolio is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Trust's Declaration of Trust or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Trust, on behalf of the Acquiring Portfolio, is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Trust on behalf of the Acquiring Portfolio, is a party or by which it is bound;

         (g) Except as otherwise disclosed in writing to and accepted by the Trust, on behalf of the Acquired Portfolio, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Trust, on behalf of the Acquiring Portfolio, or any of the Acquiring Portfolio's properties or assets that, if adversely determined, would materially and adversely affect the Acquiring Portfolio's financial condition or the conduct of its business. The Trust on behalf of the Acquiring Portfolio knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the Acquiring Portfolio's business or the Acquiring Portfolio's ability to consummate the transactions herein contemplated;

         (h) The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets and Portfolio of Investments of the Acquiring Portfolio as of December 31, 2002 have been audited by KPMG LLP, independent accountants, and are in accordance with GAAP consistently applied, and such statements (copies of which have been furnished to the Acquired Portfolio) present fairly, in all material respects, the financial condition of the Acquiring Portfolio as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquiring Portfolio required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

         (i) Since December 31, 2002, there has not been any material adverse change in the Acquiring Portfolio's financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Portfolio of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquired Portfolio. For purposes of this subparagraph
(i), a decline in net asset value per share of the Acquiring Portfolio due to declines in market values of securities in the Acquiring Portfolio's portfolio, the discharge of Acquiring Portfolio liabilities, or the redemption of Acquiring Portfolio Shares by shareholders of the Acquiring Portfolio, shall not constitute a material adverse change;

         (j) On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquiring Portfolio required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquiring Portfolio's knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns;

         (k) For each taxable year of its operation (including the taxable year that includes the Closing Date), the Acquiring Portfolio has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company, has complied (or will comply) with the applicable diversification requirements imposed by Subchapter L of the Code, has been eligible to (or will be eligible to) and has computed (or will compute) its federal income tax under Section 852 of the Code, and has distributed all of its investment company taxable income and net capital gain (as defined in the Code) for periods ending prior to the Closing Date;

         (l) All issued and outstanding Acquiring Portfolio Shares are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable (recognizing that, under Massachusetts law, it is theoretically possible that shareholders of the Acquiring Portfolio could, under certain circumstances, be held personally liable for obligations of the Acquiring Portfolio) and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. The Acquiring Portfolio does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Portfolio Shares, nor is there outstanding any security convertible into any Acquiring Portfolio Shares;

         (m) The execution, delivery and performance of this Agreement will have been fully authorized prior to the Closing Date by all necessary action, if any, on the part of the Trustees of the Trust on behalf of the Acquiring Portfolio and this Agreement will constitute a valid and binding obligation of the Trust, on behalf of the Acquiring Portfolio, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

         (n) Acquiring Portfolio Shares to be issued and delivered to the Acquired Portfolio, for the account of the Acquired Portfolio Shareholders, pursuant to the terms of this Agreement, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Portfolio Shares, and will be fully paid and non-assessable (recognizing that, under Massachusetts law, it is theoretically possible that shareholders of the Acquiring Portfolio could, under certain circumstances, be held personally liable for obligations of the Acquiring Portfolio);

         (o) The information to be furnished by the Trust for use in the registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations applicable thereto; and

         (p) That insofar as it relates to the Acquiring Portfolio, the Registration Statement relating to the Acquiring Portfolio Shares issuable hereunder, and the proxy materials of the Acquired Portfolio to be included in the Registration Statement, and any amendment or supplement to the foregoing, will, from the effective date of the Registration Statement through the date of the meeting of shareholders of the Acquired Portfolio contemplated therein (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading provided, however, that the representations and warranties in this subparagraph (p) shall not apply to statements in or omissions from the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquired Portfolio for use therein, and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder.

5.       COVENANTS OF THE ACQUIRING PORTFOLIO AND THE ACQUIRED PORTFOLIO

         5.1. The Acquiring Portfolio and the Acquired Portfolio each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable.

         5.2. The Trust will call a meeting of the shareholders of the Acquired Portfolio to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

         5.3. The Acquired Portfolio covenants that the Class R Acquiring Portfolio Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

         5.4. Subject to the provisions of this Agreement, the Acquiring Portfolio and the Acquired Portfolio will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

         5.5. As soon as is reasonably practicable after the Closing, the Acquired Portfolio will make a liquidating distribution to its shareholders consisting of the Class R Acquiring Portfolio Shares received at the Closing.

         5.6. The Acquiring Portfolio and the Acquired Portfolio shall each use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

         5.7. The Trust, on behalf of the Acquired Portfolio, covenants that the Trust will, from time to time, as and when reasonably requested by the Acquiring Portfolio, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as the Trust, on behalf of the Acquiring Portfolio, may reasonably deem necessary or desirable in order to vest in and confirm (a) the Trust's, on behalf of the Acquired Portfolio's, title to and possession of the Acquiring Portfolio Shares to be delivered hereunder, and (b) Trust's, on behalf of the Acquiring Portfolio's, title to and possession of all the assets, and to carry out the intent and purpose of this Agreement.

         5.8. The Acquiring Portfolio will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

6.       CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED PORTFOLIO

         The obligations of the Trust, on behalf of the Acquired Portfolio, to consummate the transactions provided for herein shall be subject, at the Trust's election, to the performance by the Trust, on behalf of the Acquiring Portfolio, of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

         6.1. All representations and warranties of the Trust, on behalf of the Acquiring Portfolio, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

         6.2. The Acquiring Portfolio shall have delivered to the Acquired Portfolio a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Acquired Portfolio and dated as of the Closing Date, to the effect that the representations and warranties of the Acquiring Portfolio made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement and as to such other matters as the Acquired Portfolio shall reasonably request;

         6.3. The Trust, on behalf of the Acquiring Portfolio, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Trust, on behalf of the Acquiring Portfolio, on or before the Closing Date; and

         6.4. The Acquired Portfolio and the Acquiring Portfolio shall have agreed on the number of full and fractional Acquiring Portfolio Shares of Class R to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1.

7.       CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING PORTFOLIO

         The obligations of the Trust, on behalf of the Acquiring Portfolio, to complete the transactions provided for herein shall be subject, at the Trust's election, to the performance by the Trust on behalf of the Acquired Portfolio of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

         7.1. All representations and warranties of the Trust, on behalf of the Acquired Portfolio, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

         7.2. The Trust shall have delivered to the Acquiring Portfolio a statement of the Acquired Portfolio's assets and liabilities, as of the Closing Date, certified by the Treasurer of the Trust;

         7.3 The Acquired Portfolio shall have delivered to the Acquiring Portfolio a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Acquiring Portfolio and dated as of the Closing Date, to the effect that the representations and warranties of the Acquired Portfolio made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement and as to such other matters as the Acquiring Portfolio shall reasonably request;

         7.4. The Trust, on behalf of the Acquired Portfolio, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Trust, on behalf of the Acquired Portfolio, on or before the Closing Date;

         7.5. The Acquired Portfolio and the Acquiring Portfolio shall have agreed on the number of full and fractional Acquiring Portfolio Shares of Class R to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1; and

         7.6. The Acquired Portfolio shall have declared and paid a distribution or distributions prior to the Closing that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its investment company taxable income and all of its net realized capital gains, if any, for the period from the close of its last fiscal year to 4:00 p.m. Eastern time on the Closing; and (ii) any undistributed investment company taxable income and net realized capital gains from any period to the extent not otherwise already distributed.

8. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING PORTFOLIO AND THE ACQUIRED PORTFOLIO

         If any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to the Trust, on behalf of the Acquired Portfolio, or the Trust, on behalf of the Acquiring Portfolio, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

         8.1. The Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Portfolio in accordance with the provisions of the Trust's Declaration of Trust, By-Laws, applicable Massachusetts law and the 1940 Act, and certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Portfolio. Notwithstanding anything herein to the contrary, the Trust may not waive the conditions set forth in this paragraph 8.1 on behalf of the Acquired Portfolio or the Acquiring Portfolio;

         8.2. On the Closing Date no action, suit or other proceeding shall be pending or, to the Trust's knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

         8.3. All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by the Trust to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Portfolio or the Acquired Portfolio, provided that either party hereto may for itself waive any of such conditions;

         8.4. The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act; and

         8.5. The parties shall have received the opinion of Dechert addressed to the Trust substantially to the effect that, based upon certain facts, assumptions, and representations, the transaction contemplated by this Agreement shall constitute a tax-free reorganization for Federal income tax purposes. The delivery of such opinion is conditioned upon receipt by Dechert of representations it shall request of the Trust. Notwithstanding anything herein to the contrary, the Trust may not waive the condition set forth in this paragraph 8.5.

9.       BROKERAGE FEES AND EXPENSES

         9.1. The Trust, on behalf of the Acquiring Portfolio and the Acquired Portfolio, represents and warrants that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

         9.2. The expenses relating to the proposed Reorganization will be shared so that (1) half of such costs are borne by the investment adviser to the Acquired and Acquiring Portfolios, and (2) half are borne by the Acquired and Acquiring Portfolios and will be paid by the Acquired Portfolio and Acquiring Portfolio pro rata based upon the relative net assets of the Acquired Portfolio and Acquiring Portfolio as of the close of business on the record date for determining the shareholders of the Acquired Portfolio entitled to vote on the Reorganization. The costs of the Reorganization shall include, but not be limited to, costs associated with obtaining any necessary order of exemption from the 1940 Act, preparation of the Registration Statement, printing and distributing the Acquiring Portfolio's prospectus and the Acquired Portfolio's proxy materials, legal fees, accounting fees, securities registration fees, and expenses of holding shareholders' meetings. Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a "regulated investment company" within the meaning of Section 851 of the Code.

10.      ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

         10.1. The Trust agrees that it has not made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

         10.2. The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing shall survive the Closing.

11.      TERMINATION

         This Agreement may be terminated and the transactions contemplated hereby may be abandoned by either party by (i) mutual agreement of the parties, or (ii) by either party if the Closing shall not have occurred on or before July 31, 2004, unless such date is extended by mutual agreement of the parties, or
(iii) by either party if the other party shall have materially breached its obligations under this Agreement or made a material and intentional misrepresentation herein or in connection herewith. In the event of any such termination, this Agreement shall become void and there shall be no liability hereunder on the part of any of the parties including the Trust or its Trustees or officers, except for any such material breach or intentional misrepresentation, as to each of which all remedies at law or in equity of the party adversely affected shall survive.

12.      AMENDMENTS

         This Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable by the authorized officers of the Trust; provided, however, that following the meeting of the shareholders of the Acquired Portfolio called by the Trust pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the Class R Acquiring Portfolio Shares to be issued to the Acquired Portfolio Shareholders under this Agreement to the detriment of such shareholders without their further approval.

13.      NOTICES

         Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, personal service or prepaid or certified mail addressed to the Trust, 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034, attn: Huey P. Falgout, Jr., with a copy to Dechert LLP, 1775 I Street, N.W., Washington, D.C. 20006, attn: Jeffrey S. Puretz.

14.      HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF
         LIABILITY

         14.1. The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

         14.2. This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

         14.3. This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware without regard to its principles of conflicts of laws.

         14.4. This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

         14.5. It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of the Trustees, shareholders, nominees, officers, agents, or employees of the Trust personally, but shall bind only the trust property of such party, as provided in the Declaration of Trust of the Trust. The execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the trust property of such party as provided in the Declaration of Trust.

                                          ING VARIABLE PRODUCTS TRUST on behalf
                                          of its ING VP GROWTH + VALUE
                                          PORTFOLIO
Attest:

_________________________________         By:___________________________________
Secretary
                                          Title:________________________________

                                          ING VARIABLE PRODUCTS TRUST on behalf
                                          of its ING VP MIDCAP OPPORTUNITIES
                                          PORTFOLIO

Attest:

________________________________          By:___________________________________
Secretary
                                          Title:________________________________

                                                                    APPENDIX B-2

                  FORM OF AGREEMENT AND PLAN OF REORGANIZATION

         THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of this 11th day of November, 2004, by and between ING Variable Products Trust, a Massachusetts business trust (the "Trust") with its principal place of business at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034, on behalf of the ING VP MidCap Opportunities (the "Acquiring Portfolio"), a separate series of the Trust, and ING Variable Products Trust, on behalf of the ING VP Growth Opportunities Portfolio (the "Acquired Portfolio"), another separate series of the Trust.

         This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the "Code"). The reorganization (the "Reorganization") will consist of the transfer of all of the assets of the Acquired Portfolio to the Acquiring Portfolio in exchange solely for Class R and Class S voting shares of beneficial interest of the Acquiring Portfolio (the "Acquiring Portfolio Shares"), the assumption by the Acquiring Portfolio of all liabilities of the Acquired Portfolio, and the distribution of the Acquiring Portfolio Shares to the shareholders of the Acquired Portfolio in complete liquidation of the Acquired Portfolio as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

         WHEREAS, the Acquired Portfolio and the Acquiring Portfolio are series of an open-end, registered investment company of the management type, and the Acquired Portfolio owns securities which generally are assets of the character in which the Acquiring Portfolio is permitted to invest; and

         WHEREAS, the Trustees of the Trust have determined that the exchange of all of the assets of the Acquired Portfolio for Acquiring Portfolio Shares and the assumption of all liabilities of the Acquired Portfolio by the Acquiring Portfolio is in the best interests of the Acquiring Portfolio and its shareholders and that the interests of the existing shareholders of the Acquiring Portfolio would not be diluted as a result of this transaction; and

         WHEREAS, the Trustees of the Trust have determined that the exchange of all of the assets of the Acquired Portfolio for Acquiring Portfolio Shares and the assumption of all liabilities of the Acquired Portfolio by the Acquiring Portfolio is in the best interests of the Acquired Portfolio and its shareholders and that the interests of the existing shareholders of the Acquired Portfolio would not be diluted as a result of this transaction;

         NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1. TRANSFER OF ASSETS OF THE ACQUIRED PORTFOLIO TO THE ACQUIRING PORTFOLIO IN EXCHANGE FOR THE ACQUIRING PORTFOLIO SHARES, THE ASSUMPTION OF ALL ACQUIRED PORTFOLIO LIABILITIES AND THE LIQUIDATION OF THE ACQUIRED PORTFOLIO

         1.1. Subject to the requisite approval of the Acquired Portfolio shareholders and the other terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Acquired Portfolio agrees to transfer all of the Acquired Portfolio's assets, as set forth in paragraph 1.2, to the Acquiring Portfolio, and the Acquiring Portfolio agrees in exchange therefor: (i) to deliver to the Acquired Portfolio the number of full and fractional Class R and Class S Acquiring Portfolio Shares determined by dividing the value of the Acquired Portfolio's net assets with respect to Class R and Class S, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Acquiring Portfolio Share of Class R and Class S, computed in the manner and as of the time and date set forth in paragraph 2.2; and (ii) to assume all liabilities of the Acquired Portfolio as set forth in paragraph 1.3. Such transactions shall take place at the closing provided for in paragraph 3.1 (the "Closing").

         1.2. The assets of the Acquired Portfolio to be acquired by the Acquiring Portfolio shall consist of all assets and property, including, without limitation, all cash, securities, commodities and futures interests and dividends or interests receivable, that are owned by the Acquired Portfolio, and any deferred or prepaid expenses shown as an asset on the books of the Acquired Portfolio, on the closing date provided for in paragraph 3.1 (the "Closing Date") (collectively, "Assets").

         1.3. The Acquired Portfolio will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date. The Acquiring Portfolio shall also assume all of the liabilities of the Acquired Portfolio, whether accrued or contingent, known or unknown, existing at the Valuation Date, as defined in paragraph 2.1 (collectively, "Liabilities"). On or as soon as practicable prior to the Closing Date, the Acquired Portfolio will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all (and in no event less than 98%) of its investment company taxable income (computed without regard to any deduction for dividends paid) and realized net capital gain, if any, for the current taxable year through the Closing Date.

         1.4. Immediately after the transfer of Assets provided for in paragraph 1.1, the Acquired Portfolio will distribute to the Acquired Portfolio's shareholders of record, determined as of immediately after the close of business on the Closing Date (the "Acquired Portfolio Shareholders"), on a pro rata basis, the Acquiring Portfolio Shares of the same class received by the Acquired Portfolio pursuant to paragraph 1.1, and will completely liquidate. Such distribution and liquidation will be accomplished, with respect to the Acquired Portfolio's shares, by the transfer of the Acquiring Portfolio Shares then credited to the account of the Acquired Portfolio on the books of the Acquiring Portfolio to open accounts on the share records of the Acquiring Portfolio in the names of the Acquired Portfolio Shareholders. The aggregate net asset value of Class R and Class S Acquiring Portfolio Shares to be so credited to Class R and Class S Acquired Portfolio Shareholders shall be equal to the aggregate net asset value of the Acquired Portfolio shares of that same class owned by such shareholders on the Closing Date. All issued and outstanding shares of the Acquired Portfolio will simultaneously be canceled on the books of the Acquired Portfolio.

         1.5. Ownership of Acquiring Portfolio Shares will be shown on the books of the Acquiring Portfolio's transfer agent, as defined in paragraph 3.3.

         1.6. Any reporting responsibility of the Acquired Portfolio including, but not limited to, the responsibility for filing of regulatory reports, tax returns, or other documents with the U.S. Securities and Exchange Commission (the "Commission"), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Portfolio.

2.       VALUATION

         2.1. The value of the Assets shall be the value computed as of immediately after the close of business of the New York Stock Exchange ("NYSE") and after the declaration of any dividends on the Closing Date (such time and date being hereinafter called the "Valuation Date"), using the valuation procedures in the then-current prospectus and statement of additional information with respect to the Acquiring Portfolio, and valuation procedures established by the Acquiring Portfolio's Board of Trustees.

         2.2. The net asset value of a Class R and Class S Acquiring Portfolio Share shall be the net asset value per share computed with respect to that class as of the Valuation Date, using the valuation procedures set forth in the Acquiring Portfolio's then-current prospectus and statement of additional information and valuation procedures established by the Acquiring Portfolio's Board of Trustees.

         2.3. The number of the Class R and Class S Acquiring Portfolio Shares to be issued (including fractional shares, if any) in exchange for the Acquired Portfolio's Assets shall be determined by dividing the value of the net assets with respect to the Class S shares of the Acquired Portfolio, determined using the same valuation procedures referred to in paragraph 2.1, by the net asset value of an Acquiring Portfolio Share, determined in accordance with paragraph 2.2.

         2.4. All computations of value shall be made by the Acquired Portfolio's designated record keeping agent and shall be subject to review by the Acquiring Portfolio's record keeping agent and by each Portfolio's respective independent accountants.

3.       CLOSING AND CLOSING DATE


         3.1. The Closing Date shall be April 17, 2004, or such other date as the parties may agree to in writing. All acts taking place at the Closing shall be deemed to take place simultaneously as of immediately after the close of business on the Closing Date unless otherwise agreed to by the parties. The close of business on the Closing Date shall be as of 4:00 p.m., Eastern Time. The Closing shall be held at the offices of the Acquiring Portfolio or at such other time and/or place as the parties may agree.


         3.2. The Acquired Portfolio shall direct State Street Bank and Trust Company, as custodian for the Acquired Portfolio (the "Custodian"), to deliver, at the Closing, a certificate of an authorized officer stating that (i) the Assets shall have been delivered in proper form to the Acquiring Portfolio within two business days prior to or on the Closing Date, and (ii) all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. The Acquired Portfolio's portfolio securities represented by a certificate or other written instrument shall be presented by the Acquired Portfolio Custodian to the custodian for the Acquiring Portfolio for examination no later than five business days preceding the Closing Date, and shall be transferred and delivered by the Acquired Portfolio as of the Closing Date for the account of the Acquiring Portfolio duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Custodian shall deliver, as of the Closing Date by Date by book entry, in accordance with the customary practices of the Custodian and any securities depository (as defined in Rule 17f-4 under the Investment Company Act of 1940, as amended (the "1940 Act")) in which the Acquired Portfolio's Assets are deposited, the Assets that are deposited with such depositories. The cash to be transferred by the Acquired Portfolio shall be delivered by wire transfer of federal funds on the Closing Date.

         3.3. The Acquired Portfolio shall direct DST Systems, Inc. (the "Transfer Agent"), on behalf of the Acquired Portfolio, to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Acquired Portfolio Shareholders and the number and percentage ownership of outstanding Class R and Class S shares owned by each such shareholder immediately prior to the Closing. The Acquiring Portfolio shall issue and deliver a confirmation evidencing the Acquiring Portfolio Shares to be credited on the Closing Date to the Secretary of the Acquiring Portfolio, or provide evidence satisfactory to the Acquired Portfolio that such Acquiring Portfolio Shares have been credited to the Acquired Portfolio's account on the books of the Acquiring Portfolio. At the Closing each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

         3.4. In the event that on the Valuation Date (a) the NYSE or another primary trading market for portfolio securities of the Acquiring Portfolio or the Acquired Portfolio shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board of Trustees, respectively, accurate appraisal of the value of the net assets of the Acquiring Portfolio or the Acquired Portfolio, respectively, is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

4.       REPRESENTATIONS AND WARRANTIES

         4.1. The Trust on behalf of the Acquired Portfolio, represents and warrants as follows:

         (a) The Acquired Portfolio is duly organized as a series of the Trust which is a business trust duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts with power under the Trust's Declaration of Trust ("Declaration of Trust") to own all of its Assets and to carry on its business as it is now being conducted;

         (b) The Trust is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act, and the registration of shares of the Acquired Portfolio under the Securities Act of 1933, as amended ("1933 Act"), is in full force and effect;

         (c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Portfolio of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act") and the 1940 Act and such as may be required by state securities laws;

         (d) The current prospectus and statement of additional information of the Acquired Portfolio and each prospectus and statement of additional information of the Acquired Portfolio used during the three years previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

         (e) On the Closing Date, the Trust, on behalf of the Acquired Portfolio will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for such Assets, the Trust, on behalf of the Acquiring Portfolio will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Acquiring Portfolio;

         (f) The Acquired Portfolio is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Trust's Declaration of Trust or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Trust on behalf of the Acquired Portfolio, is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Trust, on behalf of the Acquired Portfolio is a party or by which it is bound;

         (g) All material contracts or other commitments of the Acquired Portfolio (other than this Agreement and certain investment contracts, including options, futures, and forward contracts) will terminate without liability to the Acquired Portfolio on or prior to the Closing Date;

         (h) Except as otherwise disclosed in writing to and accepted by the Trust, on behalf of the Acquiring Portfolio, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Acquired Portfolio, or any of its properties or assets that, if adversely determined, would materially and adversely affect the Acquired Portfolio's financial condition or the conduct of its business. The Trust, on behalf of the Acquired Portfolio, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the Acquired Portfolio's business or the Acquired Portfolio's ability to consummate the transactions herein contemplated;

         (i) The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Portfolio of Investments of the Acquired Portfolio as of December 31, 2002 have been audited by KPMG LLP, independent auditors, and are in accordance with generally accepted accounting principles in the United States ("GAAP") consistently applied, and such statements (copies of which have been furnished to the Acquiring Portfolio) present fairly, in all material respects, the financial condition of the Acquired Portfolio as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquired Portfolio required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

         (j) Since December 31, 2002, there has not been any material adverse change in the Acquired Portfolio's financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Portfolio of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Portfolio. For the purposes of this subparagraph (j), a decline in net asset value per share of the Acquired Portfolio due to declines in market values of securities in the Acquired Portfolio's portfolio, the discharge of Acquired Portfolio liabilities, or the redemption of Acquired Portfolio Shares by shareholders of the Acquired Portfolio shall not constitute a material adverse change;

         (k) On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquired Portfolio required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquired Portfolio's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

         (l) For each taxable year of its operation (including the taxable year ending on the Closing Date), the Acquired Portfolio has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company, has complied (or will comply) with the applicable diversification requirements imposed by Subchapter L of the Code, has been (or will be) eligible to and has computed (or will compute) its federal income tax under Section 852 of the Code, and will have distributed all of its investment company taxable income and net capital gain (as defined in the Code) that has accrued through the Closing Date, and before the Closing Date will have declared dividends sufficient to distribute all of its investment company taxable income and net capital gain for the period ending on the Closing Date;

         (m) All issued and outstanding shares of the Acquired Portfolio are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Trust and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. All of the issued and outstanding shares of the Acquired Portfolio will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Acquired Portfolio, as provided in paragraph 3.3. The Acquired Portfolio does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Acquired Portfolio, nor is there outstanding any security convertible into any of the Acquired Portfolio shares;

         (n) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Trustees of the Trust on behalf of the Acquired Portfolio, and, subject to the approval of the shareholders of the Acquired Portfolio, this Agreement will constitute a valid and binding obligation of the Acquired Portfolio, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

         (o) The information to be furnished by the Acquired Portfolio for use in registration statements, proxy materials and other documents filed or to be filed with any federal, state or local regulatory authority (including the National Association of Securities Dealers, Inc.), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations thereunder applicable thereto; and

         (p) The proxy statement of the Acquired Portfolio (the "Proxy Statement") to be included in the Registration Statement, insofar as it relates to the Acquired Portfolio, will, on the effective date of the Registration Statement and on the Closing Date (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading provided, however, that the representations and warranties in this subparagraph (p) shall not apply to statements in or omissions from the Proxy Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquiring Portfolio for use therein, and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder.

         4.2. The Trust, on behalf of the Acquiring Portfolio, represents and warrants as follows:

         (a) The Acquiring Portfolio is duly organized as a series of the Trust, which is a business trust duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts with power under the Trust's Declaration of Trust to own all of its properties and assets and to carry on its business as it is now being conducted;

         (b) The Trust is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of shares of the Acquiring Portfolio under the 1933 Act, is in full force and effect;

         (c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Portfolio of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required by state securities laws;

         (d) The current prospectus and statement of additional information of the Acquiring Portfolio and each prospectus and statement of additional information of the Acquiring Portfolio used during the three years previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

         (e) On the Closing Date, the Acquiring Portfolio will have good and marketable title to the Acquiring Portfolio's assets, free of any liens of other encumbrances, except those liens or encumbrances as to which the Acquired Portfolio has received notice and necessary documentation at or prior to the Closing;

         (f) The Acquiring Portfolio is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Trust's Declaration of Trust or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Trust, on behalf of the Acquiring Portfolio, is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Trust on behalf of the Acquiring Portfolio, is a party or by which it is bound;

         (g) Except as otherwise disclosed in writing to and accepted by the Trust, on behalf of the Acquired Portfolio, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Trust, on behalf of the Acquiring Portfolio, or any of the Acquiring Portfolio's properties or assets that, if adversely determined, would materially and adversely affect the Acquiring Portfolio's financial condition or the conduct of its business. The Trust on behalf of the Acquiring Portfolio knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the Acquiring Portfolio's business or the Acquiring Portfolio's ability to consummate the transactions herein contemplated;

         (h) The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets and Portfolio of Investments of the Acquiring Portfolio as of December 31, 2002 have been audited by KPMG LLP, independent auditors, and are in accordance with GAAP consistently applied, and such statements (copies of which have been furnished to the Acquired Portfolio) present fairly, in all material respects, the financial condition of the Acquiring Portfolio as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquiring Portfolio required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

         (i) Since December 31, 2002, there has not been any material adverse change in the Acquiring Portfolio's financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Portfolio of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquired Portfolio. For purposes of this subparagraph
(i), a decline in net asset value per share of the Acquiring Portfolio due to declines in market values of securities in the Acquiring Portfolio's portfolio, the discharge of Acquiring Portfolio liabilities, or the redemption of Acquiring Portfolio Shares by shareholders of the Acquiring Portfolio, shall not constitute a material adverse change;

         (j) On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquiring Portfolio required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquiring Portfolio's knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns;

         (k) For each taxable year of its operation (including the taxable year that includes the Closing Date), the Acquiring Portfolio has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company, has complied (or will comply) with the applicable diversification requirements imposed by Subchapter L of the Code, has been eligible to (or will be eligible to) and has computed (or will compute) its federal income tax under Section 852 of the Code, and has distributed all of its investment company taxable income and net capital gain (as defined in the Code) for periods ending prior to the Closing Date;

         (l) All issued and outstanding Acquiring Portfolio Shares are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable (recognizing that, under Massachusetts law, it is theoretically possible that shareholders of the Acquiring Portfolio could, under certain circumstances, be held personally liable for obligations of the Acquiring Portfolio) and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. The Acquiring Portfolio does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Portfolio Shares, nor is there outstanding any security convertible into any Acquiring Portfolio Shares;

         (m) The execution, delivery and performance of this Agreement will have been fully authorized prior to the Closing Date by all necessary action, if any, on the part of the Trustees of the Trust on behalf of the Acquiring Portfolio and this Agreement will constitute a valid and binding obligation of the Trust, on behalf of the Acquiring Portfolio, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

         (n) Acquiring Portfolio Shares to be issued and delivered to the Acquired Portfolio, for the account of the Acquired Portfolio Shareholders, pursuant to the terms of this Agreement, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Portfolio Shares, and will be fully paid and non-assessable (recognizing that, under Massachusetts law, it is theoretically possible that shareholders of the Acquiring Portfolio could, under certain circumstances, be held personally liable for obligations of the Acquiring Portfolio);

         (o) The information to be furnished by the Trust for use in the registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations applicable thereto; and

         (p) That insofar as it relates to the Acquiring Portfolio, the Registration Statement relating to the Acquiring Portfolio Shares issuable hereunder, and the proxy materials of the Acquired Portfolio to be included in the Registration Statement, and any amendment or supplement to the foregoing, will, from the effective date of the Registration Statement through the date of the meeting of shareholders of the Acquired Portfolio contemplated therein (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading provided, however, that the representations and warranties in this subparagraph (p) shall not apply to statements in or omissions from the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquired Portfolio for use therein, and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder.

5.       COVENANTS OF THE ACQUIRING PORTFOLIO AND THE ACQUIRED PORTFOLIO

         5.1. The Acquiring Portfolio and the Acquired Portfolio each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable.

         5.2. The Trust will call a meeting of the shareholders of the Acquired Portfolio to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

         5.3. The Acquired Portfolio covenants that the Class R and Class S Acquiring Portfolio Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

         5.4. Subject to the provisions of this Agreement, the Acquiring Portfolio and the Acquired Portfolio will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

         5.5. As soon as is reasonably practicable after the Closing, the Acquired Portfolio will make a liquidating distribution to its shareholders consisting of the Class R and Class S Acquiring Portfolio Shares received at the Closing.

         5.6. The Acquiring Portfolio and the Acquired Portfolio shall each use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

         5.7. The Trust, on behalf of the Acquired Portfolio, covenants that the Trust will, from time to time, as and when reasonably requested by the Acquiring Portfolio, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as the Trust, on behalf of the Acquiring Portfolio, may reasonably deem necessary or desirable in order to vest in and confirm (a) the Trust's, on behalf of the Acquired Portfolio's, title to and possession of the Acquiring Portfolio Shares to be delivered hereunder, and (b) Trust's, on behalf of the Acquiring Portfolio's, title to and possession of all the assets, and to carry out the intent and purpose of this Agreement.

         5.8. The Acquiring Portfolio will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

6.       CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED PORTFOLIO

         The obligations of the Trust, on behalf of the Acquired Portfolio, to consummate the transactions provided for herein shall be subject, at the Trust's election, to the performance by the Trust, on behalf of the Acquiring Portfolio, of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

         6.1. All representations and warranties of the Trust, on behalf of the Acquiring Portfolio, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

         6.2. The Acquiring Portfolio shall have delivered to the Acquired Portfolio a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Acquired Portfolio and dated as of the Closing Date, to the effect that the representations and warranties of the Acquiring Portfolio made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement and as to such other matters as the Acquired Portfolio shall reasonably request;

         6.3. The Trust, on behalf of the Acquiring Portfolio, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Trust, on behalf of the Acquiring Portfolio, on or before the Closing Date; and

         6.4. The Acquired Portfolio and the Acquiring Portfolio shall have agreed on the number of full and fractional Acquiring Portfolio Shares of Class R and Class S to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1.

7.       CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING PORTFOLIO

         The obligations of the Trust, on behalf of the Acquiring Portfolio, to complete the transactions provided for herein shall be subject, at the Trust's election, to the performance by the Trust on behalf of the Acquired Portfolio of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

         7.1. All representations and warranties of the Trust, on behalf of the Acquired Portfolio, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

         7.2. The Trust shall have delivered to the Acquiring Portfolio a statement of the Acquired Portfolio's assets and liabilities, as of the Closing Date, certified by the Treasurer of the Trust;

         7.3 The Acquired Portfolio shall have delivered to the Acquiring Portfolio a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Acquiring Portfolio and dated as of the Closing Date, to the effect that the representations and warranties of the Acquired Portfolio made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement and as to such other matters as the Acquiring Portfolio shall reasonably request;

         7.4. The Trust, on behalf of the Acquired Portfolio, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Trust, on behalf of the Acquired Portfolio, on or before the Closing Date;

         7.5. The Acquired Portfolio and the Acquiring Portfolio shall have agreed on the number of full and fractional Acquiring Portfolio Shares of Class R and Class S to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1; and

         7.6. The Acquired Portfolio shall have declared and paid a distribution or distributions prior to the Closing that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its investment company taxable income and all of its net realized capital gains, if any, for the period from the close of its last fiscal year to 4:00 p.m. Eastern time on the Closing; and (ii) any undistributed investment company taxable income and net realized capital gains from any period to the extent not otherwise already distributed.

8. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING PORTFOLIO AND THE ACQUIRED PORTFOLIO

         If any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to the Trust, on behalf of the Acquired Portfolio, or the Trust, on behalf of the Acquiring Portfolio, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

         8.1. The Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Portfolio in accordance with the provisions of the Trust's Declaration of Trust, By-Laws, applicable Massachusetts law and the 1940 Act, and certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Portfolio. Notwithstanding anything herein to the contrary, the Trust may not waive the conditions set forth in this paragraph 8.1 on behalf of the Acquired Portfolio or the Acquiring Portfolio;

         8.2. On the Closing Date no action, suit or other proceeding shall be pending or, to the Trust's knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

         8.3. All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by the Trust to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Portfolio or the Acquired Portfolio, provided that either party hereto may for itself waive any of such conditions;

         8.4. The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act; and

         8.5. The parties shall have received the opinion of Dechert addressed to the Trust substantially to the effect that, based upon certain facts, assumptions, and representations, the transaction contemplated by this Agreement shall constitute a tax-free reorganization for Federal income tax purposes. The delivery of such opinion is conditioned upon receipt by Dechert of representations it shall request of the Trust. Notwithstanding anything herein to the contrary, the Trust may not waive the condition set forth in this paragraph 8.5.

9.       BROKERAGE FEES AND EXPENSES

         9.1. The Trust, on behalf of the Acquiring Portfolio and the Acquired Portfolio, represents and warrants that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

         9.2. The expenses relating to the proposed Reorganization will be shared so that (1) half of such costs are borne by the investment adviser to the Acquired and Acquiring Portfolios, and (2) half are borne by the Acquired and Acquiring Portfolios and will be paid by the Acquired Portfolio and Acquiring Portfolio pro rata based upon the relative net assets of the Acquired Portfolio and Acquiring Portfolio as of the close of business on the record date for determining the shareholders of the Acquired Portfolio entitled to vote on the Reorganization. The costs of the Reorganization shall include, but not be limited to, costs associated with obtaining any necessary order of exemption from the 1940 Act, preparation of the Registration Statement, printing and distributing the Acquiring Portfolio's prospectus and the Acquired Portfolio's proxy materials, legal fees, accounting fees, securities registration fees, and expenses of holding shareholders' meetings. Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a "regulated investment company" within the meaning of Section 851 of the Code.

10.      ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

         10.1. The Trust agrees that it has not made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

         10.2. The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing shall survive the Closing.

11.      TERMINATION

         This Agreement may be terminated and the transactions contemplated hereby may be abandoned by either party by (i) mutual agreement of the parties, or (ii) by either party if the Closing shall not have occurred on or before July 31, 2004, unless such date is extended by mutual agreement of the parties, or
(iii) by either party if the other party shall have materially breached its obligations under this Agreement or made a material and intentional misrepresentation herein or in connection herewith. In the event of any such termination, this Agreement shall become void and there shall be no liability hereunder on the part of any of the parties including the Trust or its Trustees or officers, except for any such material breach or intentional misrepresentation, as to each of which all remedies at law or in equity of the party adversely affected shall survive.

12.      AMENDMENTS

         This Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable by the authorized officers of the Trust; provided, however, that following the meeting of the shareholders of the Acquired Portfolio called by the Trust pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the Class R and Class S Acquiring Portfolio Shares to be issued to the Acquired Portfolio Shareholders under this Agreement to the detriment of such shareholders without their further approval.

13.      NOTICES

         Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, personal service or prepaid or certified mail addressed to the Trust, 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034, attn: Huey P. Falgout, Jr., with a copy to Dechert LLP, 1775 I Street, N.W., Washington, D.C. 20006, attn: Jeffrey S. Puretz.

14.      HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF
         LIABILITY

         14.1. The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

         14.2. This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

         14.3. This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware without regard to its principles of conflicts of laws.

         14.4. This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

         14.5. It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of the Trustees, shareholders, nominees, officers, agents, or employees of the Trust personally, but shall bind only the trust property of such party, as provided in the Declaration of Trust of the Trust. The execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the trust property of such party as provided in the Declaration of Trust.

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by its President or Vice President and its seal to be affixed thereto and attested by its Secretary or Assistant Secretary.

                                          ING VARIABLE PRODUCTS TRUST on behalf
                                          of its ING VP GROWTH OPPORTUNITIES
                                          VALUE PORTFOLIO

Attest:
__________________________________        By:___________________________________

Secretary
                                          Title:________________________________

                                          ING VARIABLE PRODUCTS TRUST
                                          on behalf of its ING VP MIDCAP
                                          OPPORTUNITIES

Attest:
_________________________________         By:___________________________________

Secretary
                                          Title:________________________________

                                                                      APPENDIX C

     ADDITIONAL INFORMATION REGARDING ING VP MIDCAP OPPORTUNITIES PORTFOLIO

                       ("MIDCAP OPPORTUNITIES PORTFOLIO")

                                SHAREHOLDER GUIDE

ABOUT YOUR INVESTMENT

         The Portfolios are available only to serve as investment options under variable annuity contracts or variable life insurance policies issued by insurance companies that are part of the ING Group of companies. Shares of the Portfolios may be sold in the future to insurance companies that are not affiliated with ING Group.

         ING Funds Distributor, LLC, the Distributor for the Trust, also offers directly to the public other ING funds that have similar names, investment objectives and strategies as those of the Portfolios offered by this Prospectus. You should be aware that the Portfolios are likely to differ from these other ING funds in size and cash flow pattern. Accordingly, the performance of these Portfolios can be expected to vary from those of the other funds.

         You do not buy, sell or exchange shares of the Portfolios. You choose investment options through your annuity contract or life insurance policy.

         The insurance company that issued your variable annuity contract or life insurance policy is responsible for investing in the Portfolios according to the investment options you've chosen. You should consult your variable contract prospectus for additional information about how this works.

         The Trust currently does not foresee any disadvantages to investors if the Trust serves as an investment medium for both variable annuity contracts and variable life insurance policies. However, it is possible that the interests of owners of variable annuity contracts and variable insurance policies for which the Trust serves as an investment medium might at some time be in conflict because of differences in tax treatment or other considerations. The Board of Trustees intends to monitor events to identify any material conflicts between variable annuity contract owners and variable life insurance policy owners, and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in the Trust might be required to redeem the investment of one or more of its separate accounts from the Trust, which might force the Trust to sell securities at disadvantageous prices.

         The Trust may discontinue offering shares of any Portfolio at any time. If a Portfolio is discontinued, any allocation to that Portfolio will be allocated to another Portfolio that the Board of Trustees believes is suitable, as long as any required regulatory standards are met.

MANAGEMENT OF MIDCAP OPPORTUNITIES PORTFOLIO

         INVESTMENT ADVISER. ING Investments, LLC ("ING Investments") an Arizona limited liability company, serves as the investment adviser to MidCap Opportunities Portfolio. ING Investments has overall responsibility for management of MidCap Opportunities Portfolio. ING Investments has engaged a Sub-Adviser to provide the day-to-day management of the MidCap Opportunities Portfolio's portfolio. The Sub-Adviser has, at least in part, been selected on the basis of its successful application of consistent, well-defined, long-term investment approach over a period of several market cycles. Under the terms of the sub-advisory agreement, the agreement can be terminated by either ING Investments or the Board of Trustees of the Portfolio. In the event the sub-advisory agreement is terminated, the Sub-Adviser may be replaced subject to any regulatory requirements or ING Investments may assume day-to-day investment management of the Portfolio. ING Investments is responsible for monitoring the investment program and performance of the Sub-Adviser as well as the custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. As of November 30, 2003, ING Investments managed over $35.8 billion in assets.

         SUB-ADVISER. Aeltus Investment Management, Inc. ("ING Aeltus"), a registered investment adviser with the SEC, is responsible for providing the day-to-day management of MidCap Opportunities Portfolio. ING Aeltus is an indirect, wholly owned subsidiary of ING Groep, N.V. (NYSE:ING) ("ING Group") and an affiliate of ING Investments. Its principal office is located at 10 State House Square, Hartford, Connecticut 06103-3602. ING Aeltus has been managing client assets for more than a quarter century and as of December 31, 2003, managed over $57.3 billion in assets.


         MidCap Opportunities Portfolio has been managed by a team of investment professionals led by Matthews S. Price and David C. Campbell since April 2003. Matthew S. Price, Portfolio Manager, joined ING Investments as a managing director and portfolio manager in 1992. David C. Campbell, Portfolio Manager, joined ING Investments as a managing director and portfolio manager in 1990.

         PARENT COMPANY AND DISTRIBUTOR. ING Investments and ING Funds Distributor, LLC (the "Distributor") are indirect, wholly owned subsidiaries of ING Group. ING Group is a global financial institution active in the fields of insurance, banking and asset management in more than 65 countries, with over 100,000 employees.

CLASS S SHARES

Effective May 1, 2001, the Trust offers investors Class R and Class S shares of the Portfolios.

SERVICE FEES-CLASS S SHARES

         The Trust has adopted a Shareholder Services Plan (the Plan) for the Class S shares of the MidCap Opportunities Portfolio. The Plan allows the Trust's Administrator, ING Funds Services, LLC, to use payments under the Plan to make payments to insurance companies, broker-dealers or other financial intermediaries that provide services relating to Class S shares and their shareholders including variable contract owners with interests in the portfolios. Services that may be provided under the Plan include, among other things, providing information about the Portfolios and delivering Portfolio documents. Under the Plan, a Portfolio makes payments at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to its Class S shares.

DETERMINATION OF NET ASSET VALUE

         The price that investors pay when they buy and the price that investors receive when they sell or exchange shares is determined by the net asset value
(NAV) per share of the Portfolio. NAV per share for each Portfolio is calculated each business day as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). The NAV per share for each Portfolio is calculated by taking the value of a Portfolio's assets, subtracting that Portfolio's liabilities, and dividing by the number of shares that are outstanding. Please note that foreign securities may trade in their primary markets on weekends or other days when the Portfolios do not price their shares. Therefore, the value of a Portfolio's investments (if the Portfolio holds foreign securities) may change on days when you will not be able to reallocate between investment options.

         In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations, and short-term debt securities, and for situations where market quotations are deemed unreliable. Short-term debt securities having a maturity of 60 days or less are valued at amortized cost, unless the amortized cost does not approximate market value. Securities prices may be obtained from automated pricing services. When market quotations are not readily available or are deemed unreliable, securities are valued at their fair value as determined in good faith under the supervision of the Board of Trustees. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations.

         When a participating insurance company is buying shares, it will pay the NAV that is next calculated after its order is received in proper form. When a participating insurance company is selling shares, it will normally receive the NAV that is next calculated after its order is received in proper form.

PRIVACY POLICY

         The Portfolio has adopted a policy concerning investor privacy. To review the privacy policy, contact a Shareholder Services Representative at 1-800-992-0180 and select Option 1 or obtain a policy over the internet at www.ingfunds.com.

PORTFOLIO EARNINGS AND YOUR TAXES

         Each Portfolio distributes virtually all of its net investment income and net capital gains to shareholders in the form of dividends. The Portfolios declare and pay dividends quarterly, with the exception of the High Yield Bond Portfolio, which declares dividends daily and pays dividends quarterly.

         Each Portfolio intends to elect to qualify as a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). If each Portfolio qualifies as a "regulated investment company" and complies with the appropriate provisions of the Code, each Portfolio will be relieved of federal income tax on the amounts distributed.

         In order for the separate accounts to comply with regulations under
Section 817(h) of the Code, each Portfolio will diversify its investments so that on the last day of each quarter of a calendar year, no more than 55% of the value of each separate account's proportionate share of the assets owned by each of the regulated investment companies in which it owns shares is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a single issuer are treated as one investment and each U.S. Government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. Government or an agency or instrumentality of the U.S. Government is treated as a security issued by the U.S. Government or its agency or instrumentality, whichever is applicable.

         If a Portfolio fails to meet this diversification requirement, income with respect to variable insurance contracts invested in the Portfolio at any time during the calendar quarter in which the failure occurred could become currently taxable to the owners of the contracts. Similarly, income for prior periods with respect to such contracts also could be taxable, most likely in the year of the failure to achieve the required diversification. Other adverse tax consequences could also ensue.

         Since the sole shareholders of the Portfolios will be separate accounts, no discussion is included herein as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to purchasers of the policies, see the attached prospectus for the policy.

         You should consult the variable contract prospectus or offering memorandum along with your tax advisor for information as to how investing in variable portfolios affects your personal tax situation.

THE TAX STATUS OF YOUR INVESTMENT IN THE PORTFOLIO DEPENDS UPON THE FEATURES OF YOUR POLICY OR CONTRACT. FOR FURTHER INFORMATION, PLEASE REFER TO THE POLICY OR CONTRACT PROSPECTUS.

                              FINANCIAL HIGHLIGHTS

         The financial information presented below for the sixth-month period ended June 30, 2003 is unaudited. The other information in the table below has been derived from ING VP MidCap Opportunities Portfolio's financial statements, that have been audited by KPMG LLP, independent auditors.

                                                                                  CLASS R
                                                  -----------------------------------------------------------------
                                                   (UNAUDITED)
                                                    SIX MONTHS                                    MAY 5, 2000(4) TO
                                                  ENDED JUNE 30,  YEAR ENDED DECEMBER 31,             DECEMBER 31,
                                                      2003          2002         2001                    2000
                                                      ----          ----         ----                    ----
PER SHARE OPERATING PERFORMANCE:
   Net asset value, beginning of the
   period                                           $    4.50         6.07        9.05                   10.00
   Income from investment operations:
   Net investment income (loss)                     $   -0.01        -0.02       -0.01                    0.01
   Net realized and unrealized gain
   (loss) on investments                            $    0.78        -1.55       -2.97                   -0.95
   Total from investment operations                 $    0.77        -1.57      - 2.98                   -0.94
   Less distributions from:
   Net investment income                            $      --           --          --                    0.01
   Total distributions                              $      --           --          --                    0.01
   Net asset value, end of the period               $    5.27         4.50        6.07                    9.05
TOTAL RETURN(1)                                     %   17.11       -25.86      -32.92                   -9.38
RATIOS AND SUPPLEMENTAL DATA:
   Net assets, end of the period (000s)             $   9,675        4,683       3,616                   1,995
   Ratio of expenses to average net
   assets after reimbursement(2)(3)                 %    0.90         0.88        0.90                    0.90
   Ratio of expenses to average net
   assets prior to expense reimbursement(2)         %    1.39         1.53        2.66                    5.76
   Ratio of net investment income (loss)
   to average net assets after
   reimbursement(2)(3)                              %   -0.58        -0.42       -0.32                    0.40
   Portfolio turnover rate                          %     165          387         429                     103

-------------------------------------------

(1) Assumes dividends have been reinvested and does not reflect the effect of contract insurance charges. Total return for periods less than one year are not annualized.

(2)      Annualized for periods less than one year.

(3) The Investment Adviser has agreed to limit expenses (excluding taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

(4)      Commencement of operations of Class.

                                                                           CLASS S
                                            -------------------------------------------------------------------
                                               (UNAUDITED)
                                            SIX MONTHS ENDED                                   MAY 7, 2001(4) TO
                                                JUNE 30,        YEAR ENDED DECEMBER 31,           DECEMBER 31,
                                                 2003                  2002                          2001
                                                 ----                  ----                          ----
PER SHARE OPERATING PERFORMANCE:
   Net asset value, beginning of period       $    4.47                 6.04                         7.10
   Income from investment operations:
   Net investment loss                        $   -0.02                -0.02                        -0.01
   Net realized and unrealized gain
   (loss) on investments                      $    0.79                -1.55                        -1.05
   Total from investment operations           $    0.77                -1.57                        -1.06
   Net asset value, end of period             $    5.24                 4.47                         6.04
TOTAL RETURN(1):                              %   17.23               -25.99                       -14.93
RATIOS AND SUPPLEMENTAL DATA:
   Net assets, end of period (000's)          $   3,826                2,595                          865
   Ratio of expenses to average net
   assets after expense
   reimbursement(2)(3)                        %    1.10                 1.12                         1.10
   Ratio of expenses to average net
   assets prior to expense
   reimbursement(2)                           %    1.65                 1.75                         4.28
   Ratio of net investment loss to
   average net assets after expense
   reimbursement(2)(3)                        %   -0.79                -0.67                        -0.67
   Portfolio turnover rate                    %     165                  387                          429

----------------------------------

(1) Assumes dividends have been reinvested and does not reflect the effect of contract insurance charges. Total return for periods less than one year are not annualized.

(2)      Annualized for periods less than one year.

(3) The Investment Manager has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

(4)      Commencement of operations of Class.

                                                                      APPENDIX D



           SECURITY OWNERSHIP OF CERTAIN BENEFICIAL AND RECORD OWNERS



         The following tables provide information about the persons or entities who, to the knowledge of each Portfolio, owned beneficially or of record 5% or more of any class of that Portfolio's outstanding shares as of January 26, 2004:



ING VP GROWTH + VALUE PORTFOLIO



-------------------------------------------------------------------------------------------------------------------
                                                                                             PERCENTAGE OF COMBINED
  NAME AND ADDRESS OF SHAREHOLDER     PERCENT OF CLASS OF SHARES        PERCENTAGE OF          PORTFOLIO AFTER THE
                                        AND TYPE OF OWNERSHIP             PORTFOLIO               REORGANIZATION*
-------------------------------------------------------------------------------------------------------------------
Reliastar Life Insurance Co               97.66%, Class R                  97.66%                     30.45%
FBO Select Life 1                        Beneficial Owner
Rte 5106 PO Box 20
Minneapolis MN 55440-0020



ING VP GROWTH OPPORTUNITIES PORTFOLIO



-------------------------------------------------------------------------------------------------------------------
                                                                                             PERCENTAGE OF COMBINED
  NAME AND ADDRESS OF SHAREHOLDER     PERCENT OF CLASS OF SHARES        PERCENTAGE OF          PORTFOLIO AFTER THE
                                        AND TYPE OF OWNERSHIP             PORTFOLIO               REORGANIZATION*
-------------------------------------------------------------------------------------------------------------------
Reliastar Life Insurance Co               66.60%, Class R                  14.76%                     12.13%
FBO Select III Non Qualified             Beneficial Owner
Rte 5106 PO Box 20
Minneapolis MN 55440-0020
-------------------------------------------------------------------------------------------------------------------
ING Life Insurance & Annuity Co           27.94%, Class R                    6.19%                    17.98%
ACES Separate Acct B                     Beneficial Owner
Valuations Processing Department
151 Farmington Ave - RSMA
Hartford CT 06156-0001
-------------------------------------------------------------------------------------------------------------------
ING USA Annuity and Life                  96.67%, Class S                   75.25%                    34.67%
Insurance Company                        Beneficial Owner
1475 Dunwoody Dr.
West Chester PA 19380-1478
-------------------------------------------------------------------------------------------------------------------



ING VP MIDCAP OPPORTUNITIES PORTFOLIO



-------------------------------------------------------------------------------------------------------------------
                                                                                             PERCENTAGE OF COMBINED
  NAME AND ADDRESS OF SHAREHOLDER     PERCENT OF CLASS OF SHARES        PERCENTAGE OF          PORTFOLIO AFTER THE
                                        AND TYPE OF OWNERSHIP             PORTFOLIO               REORGANIZATION*
-------------------------------------------------------------------------------------------------------------------
ING Life Insurance & Annuity Co           50.41%, Class R                  32.69%                     17.98%
ACES Separate Acct B                      96.21%, Class S
Valuations Processing Department         Beneficial Owner
151 Farmington Ave - RSMA
Hartford, CT 06156-0001
-------------------------------------------------------------------------------------------------------------------
Reliastar Life Insurance Co               36.11%, Class R                  23.42%                     12.13%
FBO Select III Non Qualified             Beneficial Owner
Rte 5106 PO Box 20
Minneapolis MN 55440-0020
-------------------------------------------------------------------------------------------------------------------
Security Life Insurance of                12.07%, Class R                   7.83%                      1.78%
Denver A VUL                             Beneficial Owner
Rte 5106 PO Box 20
Minneapolis MN 55440-0020
-------------------------------------------------------------------------------------------------------------------



--------------------
* On a pro forma basis, assuming that the value of the shareholder's interest in the Portfolio on the date of consummation of the Reorganization is the same as on January 26, 2004.
                                      D-1

                                     PART B

                           ING VARIABLE PRODUCTS TRUST

                       Statement of Additional Information

                                February 9, 2004

Acquisition of the Assets and Liabilities of:      By and in Exchange for Shares of:
ING VP Growth + Value Portfolio                    ING VP MidCap Opportunities Portfolio
(a series of ING Variable Products Trust)          (a series of ING Variable Products Trust)
ING VP Growth Opportunities Portfolio              7337 East Doubletree Ranch Road
(a series of ING Variable Products Trust)          Scottsdale, Arizona 85258-2034
7337 East Doubletree Ranch Road
Scottsdale, Arizona 85258-2034

This Statement of Additional Information is available to the shareholders of ING VP Growth + Value Portfolio and ING VP Growth Opportunities Portfolio in connection with a proposed transaction whereby all of the assets and liabilities of ING VP Growth + Value Portfolio and ING VP Growth Opportunities Portfolio, each a series of ING Variable Products Trust, will be transferred to ING VP MidCap Opportunities Portfolio, another series of ING Variable Products Trust, in exchange for shares of ING VP MidCap Opportunities Portfolio.

This Statement of Additional Information of ING Variable Products Trust consists of this cover page and the following documents, each of which was filed electronically with the U.S. Securities and Exchange Commission and is incorporated by reference herein:

 1. The Statement of Additional Information for ING VP Growth + Value Portfolio, ING VP Growth Opportunities Portfolio and ING VP MidCap Opportunities Portfolio, dated May 1, 2003, as filed on May 6, 2003. Supplement dated September 11, 2003 to the Statement of Additional Information dated May 1, 2003, as filed on September 12, 2003.

 2. The Financial Statements of ING VP Growth + Value Portfolio, ING VP Growth Opportunities Portfolio and ING VP MidCap Opportunities Portfolio are included in the Class R Annual Report of the ING Funds, dated December 31, 2002, as filed on March 4, 2003, and the Class S Annual Report of ING Funds dated December 31, 2002, as filed on March 4, 2003.


 3. The Financial Statements of ING VP Growth + Value Portfolio, ING VP Growth Opportunities Portfolio and ING VP MidCap Opportunities Portfolio are included in the Class R Semi-Annual Report of the ING Funds, dated June 30, 2003, as filed on August 29, 2003, and the Class S Semi-Annual Report of ING Funds dated June 30, 2003, as filed on August 29, 2003


This Statement of Additional Information is not a prospectus. A Prospectus/Proxy Statement dated February 9, 2004 relating to the Reorganization of ING VP Growth + Value Portfolio and ING VP Growth Opportunities Portfolio may be obtained, without charge, by writing to the ING Funds at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 or calling 1-800-992-0180. This Statement of Additional Information should be read in conjunction with the Prospectus/Proxy Statement.

PRO FORMA FINANCIAL STATEMENTS

         Shown below are financial statements for each Portfolio and pro forma financial statements for the combined Portfolio, assuming the Reorganization is consummated, as of June 30, 2003. The first table presents Statements of Assets and Liabilities for each Portfolio and estimated pro forma figures for the combined Portfolio. The second table presents Statements of Operations for each Portfolio and estimated pro forma figures for the combined Portfolio. The third table presents Portfolio of Investments for each Portfolio and estimated pro forma figures for the combined Portfolio. The tables are followed by the Notes to the Pro Forma Financial Statements.

      STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2003 (UNAUDITED)



                                                                                   ING VP                 ING VP
                                                                 ING VP            Growth                 MidCap
                                                             Growth + Value     Opportunities          Opportunities
                                                                Portfolio         Portfolio              Portfolio
                                                             --------------     -------------          -------------
ASSETS:
Investments in securities at value*                          $   53,910,960     $  20,409,679          $  13,155,040
Short-term investments at amortized cost                          5,025,000           596,000                426,000
Cash                                                                    313               568                    252
Receivables:
     Investment securities sold                                     742,926           155,736                      -
     Fund shares sold                                                15,537           122,836                 27,125
     Dividends and interest                                           6,708             4,081                  2,506
Prepaid expenses                                                        650                37                      -
Reimbursement due from manager                                       12,248             6,142                  6,353
                                                             --------------     -------------          -------------
      Total assets                                               59,714,342        21,295,079             13,617,276
                                                             --------------     -------------          -------------

LIABILITIES:
Payable for investment securities purchased                       3,018,612           352,417                 63,850
Payable for fund shares redeemed                                        433               878                 18,686
Payable to affiliates                                                39,806            16,573                  9,822
Payable for trustee fees                                              7,399               755                    416
Payable for merger fees                                                   -                 -                      -
Other accrued expenses and liabilities                               62,452            21,510                 24,133
                                                             --------------     -------------          -------------
      Total liabilities                                           3,128,702           392,133                116,907
                                                             --------------     -------------          -------------
NET ASSETS                                                   $   56,585,640     $  20,902,946          $  13,500,369
                                                             ==============     =============          =============

NET ASSETS WERE COMPRISED OF:
Paid-in Capital                                                 138,495,957        28,077,578             14,813,550
Accumulated net investment loss                                    (123,859)          (44,778)               (29,848)
Accumulated net realized loss on investments                    (84,526,469)       (9,447,417)            (2,440,816)
Net unrealized appreciation of investments                        2,740,011         2,317,563              1,157,483
                                                             --------------     -------------          -------------
NET ASSETS                                                   $   56,585,640     $  20,902,946          $  13,500,369
                                                             ==============     =============          =============

* Cost of investments in securities                          $   51,170,949     $  18,092,116          $  11,997,557

CLASS R:
Net assets                                                   $   56,585,640     $   5,335,957          $   9,674,601
Shares outstanding                                                5,032,563         1,251,960              1,834,838  5,462,522 (A)
Net asset value and redemption price per share               $        11.24     $        4.26          $        5.27

CLASS S:
Net assets                                                              n/a     $  15,566,989          $   3,825,768
Shares outstanding                                                      n/a         3,652,575                730,379    (683,063(A)
Net asset value and redemption price per share                          n/a     $        4.26          $        5.24


                                                                   ING VP                                        ING VP
                                                                   MidCap                                        MidCap
                                                                Opportunities                                Opportunities
                                                             Portfolio Pro Forma         Pro Forma         Portfolio Proforma
                                                                  Combined              Adjustments             Combined
                                                             -------------------        -----------        ------------------
ASSETS:
Investments in securities at value*                            $   87,475,679                                $   87,475,679
Short-term investments at amortized cost                            6,047,000                                     6,047,000
Cash                                                                    1,133                                         1,133
Receivables:
     Investment securities sold                                       898,662                                       898,662
     Fund shares sold                                                 165,498                                       165,498
     Dividends and interest                                            13,295                                        13,295
Prepaid expenses                                                          687                                           687
Reimbursement due from manager                                         24,743                                        24,743
                                                               --------------          -------------         --------------
      Total assets                                                 94,626,697                      -             94,626,697
                                                               --------------          -------------         --------------

LIABILITIES:
Payable for investment securities purchased                         3,434,879                                     3,434,879
Payable for fund shares redeemed                                       19,997                                        19,997
Payable to affiliates                                                  66,201                                        66,201
Payable for trustee fees                                                8,570                                         8,570
Payable for merger fees                                                     -                 25,000(B)              25,000
Other accrued expenses and liabilities                                108,095                                       108,095
                                                               --------------          -------------         --------------
      Total liabilities                                             3,637,742                 25,000              3,662,742
                                                               --------------          -------------         --------------
NET ASSETS                                                     $   90,988,955          $     (25,000)        $   90,963,955
                                                               ==============          =============         ==============

NET ASSETS WERE COMPRISED OF:
Paid-in Capital                                                   181,387,085                                   181,387,085
Accumulated net investment loss                                      (198,485)               (25,000)              (223,485)
Accumulated net realized loss on investments                      (96,414,702)                                  (96,414,702)
Net unrealized appreciation of investments                          6,215,057                                     6,215,057
                                                               --------------          -------------         --------------
NET ASSETS                                                     $   90,988,955          $     (25,000)        $   90,963,955
                                                               ==============          =============         ==============

* Cost of investments in securities                            $   81,260,622                                $   81,260,622

CLASS R:
Net assets                                                     $   71,596,198          $     (19,672)(B)     $   71,576,526
Shares outstanding                                                 13,581,883                                    13,581,883
Net asset value and redemption price per share                 $         5.27                                $         5.27

CLASS S:
Net assets                                                     $   19,392,757          $      (5,328)(B)     $   19,387,429
Shares outstanding                                                  3,699,891                                     3,699,891
Net asset value and redemption price per share                 $         5.24                                $         5.24


(A) Reflects new shares issued, net of retired shares of Growth Opps VP and Growth + Value VP. (Calculation: Net Assets / NAV per share)

(B) Reflects adjustment for estimated one time merger expenses (See Note 5 in Notes to Unaudited Pro Forma Financial Statements).

 STATEMENTS OF OPERATIONS FOR THE YEAR ENDED JUNE 30, 2003 (UNAUDITED)



                                                                                            ING VP               ING VP
                                                                        ING VP              Growth               MidCap
                                                                    Growth + Value       Opportunities        Opportunities
                                                                       Portfolio           Portfolio            Portfolio
                                                                    --------------       -------------        -------------
INVESTMENT INCOME:
 Dividends (net of foreign taxes withheld)                          $      225,717        $    57,425          $    20,604
 Interest                                                                   57,381             12,473                8,469
                                                                    --------------        -----------          -----------
       Total investment income                                             283,098             69,898               29,073
                                                                    --------------        -----------          -----------

 EXPENSES:
 Investment advisory fees                                                  435,333            113,778               58,713
 Distribution and service fees:
       Class S                                                                   -             25,770                6,308
 Transfer agent fees:
       Class R                                                              12,066             13,924               13,469
       Class S                                                                   -
 Administrative service fees                                                58,045             15,170                7,829
 Custody and accounting expense                                             22,236             14,892                7,903
 Shareholder reporting expense                                              44,416              8,211                1,843
 Registration fees                                                             123                 33                   56
 Professional fees                                                         108,350             21,493                8,690
 Trustee fees                                                                6,136                462                  365
 Merger fees                                                                     -                  -                    -
 Miscellaneous expense                                                       6,394              1,043                  676
                                                                    --------------        -----------          -----------
       Total expenses                                                      693,099            214,776              105,852
 Less:
       Net waived and reimbursed fees                                      227,077             58,086               30,636
                                                                    --------------        -----------          -----------
       Net expenses                                                        466,022            156,690               75,216
                                                                    --------------        -----------          -----------
 Net investment loss                                                      (182,924)           (86,792)             (46,143)
                                                                    --------------        -----------          -----------

 REALIZED AND UNREALIZED GAIN ON
       INVESTMENTS AND OPTIONS
 Net realized gain on:
       Investments                                                     (14,387,067)        (3,082,228)            (825,685)
       Options                                                                   -              3,656                2,017
                                                                    --------------        -----------          -----------
       Net realized gain on investments and options                    (14,387,067)        (3,078,572)            (823,668)
 Net change in unrealized appreciation of investments                    4,456,893          2,648,653            1,439,976
                                                                    --------------        -----------          -----------
      Net realized and unrealized gain on investments and options       (9,930,174)          (429,919)             616,308
                                                                    --------------        -----------          -----------
INCREASE IN NET ASSETS RESULTING
      FROM OPERATIONS                                               $  (10,113,098)       $  (516,711)         $   570,165
                                                                    ==============        ===========          ===========


                                                                       ING VP                                    ING VP
                                                                       MidCap                                    MidCap
                                                                    Opportunities                             Opportunities
                                                                      Portfolio                                 Portfolio
                                                                      Pro Forma            Pro Forma            Pro Forma
                                                                       Combined           Adjustments            Combined
                                                                    --------------        -----------          -----------
INVESTMENT INCOME:
 Dividends (net of foreign taxes withheld)                          $      303,746                             $    303,746
 Interest                                                                   78,323                                   78,323
                                                                    --------------        -----------          ------------
       Total investment income                                             382,069                  -               382,069
                                                                    --------------        -----------          ------------

 EXPENSES:
 Investment advisory fees                                                  607,824                                  607,824
 Distribution and service fees:
       Class S                                                              32,078                                   32,078
 Transfer agent fees:                                                            -
       Class R                                                              39,459            (20,490)(A)            18,969
       Class S                                                                   -                                        -
 Administrative service fees                                                81,044                                   81,044
 Custody and accounting expense                                             45,031                                   45,031
 Shareholder reporting expense                                              54,470             (3,016)(A)            51,454
 Registration fees                                                             212                                      212
 Professional fees                                                         138,533             (9,055)(A)           129,478
 Trustee fees                                                                6,963                                    6,963
 Miscellaneous expense                                                       8,113                                    8,113
                                                                    --------------        -----------          ------------
       Total expenses                                                    1,013,727            (32,561)              981,166
 Less:
       Net waived and reimbursed fees                                      315,799                                  315,799
                                                                    --------------        -----------          ------------
       Net expenses                                                        697,928            (32,561)              665,367
                                                                    --------------        -----------          ------------
 Net investment loss                                                      (315,859)            32,561              (283,298)
                                                                    --------------        -----------          ------------

 REALIZED AND UNREALIZED GAIN ON
       INVESTMENTS AND OPTIONS
 Net realized gain on:
       Investments                                                     (18,294,980)                             (18,294,980)
       Options                                                               5,673                                    5,673
                                                                    --------------        -----------          ------------
       Net realized gain on investments and options                    (18,289,307)                             (18,289,307)
 Net change in unrealized appreciation of investments                    8,545,522                                8,545,522
                                                                    --------------        -----------          ------------
      Net realized and unrealized gain on investments and options       (9,743,785)                 -            (9,743,785)
                                                                    --------------        -----------          ------------
INCREASE IN NET ASSETS RESULTING
      FROM OPERATIONS                                               $  (10,059,644)       $    32,561         $(10,027,083)
                                                                    ==============        ===========          ============


(A) Reflects adjustment in expenses due to elimination of duplicative services.




       See Accompanying Notes to Unaudited Pro Forma Financial Statements

 PORTFOLIOS OF INVESTMENTS AS OF JUNE 30, 2003 (UNAUDITED)

                                           ING
   ING                                  VP MIDCAP                                                          ING
   VP          ING           ING      OPPORTUNITIES                                                         VP            ING
GROWTH +    VP GROWTH     VP MIDCAP     PORTFOLIO                                                        GROWTH +      VP GROWTH
  VALUE   OPPORTUNITIES OPPORTUNITIES   PRO FORMA                                                          VALUE     OPPORTUNITIES
PORTFOLIO   PORTFOLIO     PORTFOLIO     COMBINED                                                         PORTFOLIO     PORTFOLIO
 Shares      Shares         Shares       Shares                   COMMON STOCK: 93.3%                      VALUE         VALUE
                                                                                                        ---------------------------
                                                         ADVERTISING: 0.3%
  6,800           -             -        6,800       @   Getty Images, Inc.                             $   280,840            -
                                                                                                        ---------------------------
                                                                                                            280,840            -
                                                                                                        ---------------------------

                                                         AIRLINES: 0.7%
 61,300           -             -       61,300       @   Airtran Holdings, Inc.                             641,811            -
                                                                                                        ---------------------------
                                                                                                            641,811            -
                                                                                                        ---------------------------

                                                         AGRICULTURE: 0.9%
 36,200           -             -       36,200           Delta & Pine Land Co.                              795,676            -
                                                                                                        ---------------------------
                                                                                                            795,676            -
                                                                                                        ---------------------------

                                                         APPAREL: 2.3%
 12,400       3,900         2,300       18,600       @   Coach, Inc.                                        616,776      193,986
 21,600           -             -       21,600       @   Timberland Co.                                   1,141,776            -
                                                                                                        ---------------------------
                                                                                                          1,758,552      193,986
                                                                                                        ---------------------------

                                                         AUTO PARTS & EQUIPMENT: 0.3%
      -       2,100         1,200        3,300           Johnson Controls, Inc.                                   -      179,760
                                                                                                        ---------------------------
                                                                                                                  -      179,760
                                                                                                        ---------------------------

                                                         BANKS: 1.6%
      -       4,600             -        4,600           Bank of America Corp.                                    -      363,538
      -           -         3,000        3,000           Bank of Hawaii Corp.                                     -            -
 20,500                                 20,500           UCBH Holdings, Inc.                                587,940
      -       7,100             -        7,100           Wells Fargo & Co.                                        -      357,840
                                                                                                        ---------------------------
                                                                                                            587,940      721,378
                                                                                                        ---------------------------

                                                         BIOTECHNOLOGY: 1.9%                                                   -
      -       2,800             -        2,800       @   Amgen, Inc.                                              -      187,544
      -       7,300             -        7,300       @   Digene Corp.                                             -      198,779
 18,100           -             -       18,100       @   Genzyme Corp.--Genl Division                       756,580            -
 21,100           -             -       21,100       @   Integra LifeSciences Holdings Corp.                556,618            -
                                                                                                        ---------------------------
                                                                                                          1,313,198      386,323
                                                                                                        ---------------------------

                                                         BUILDING MATERIALS: 0.1%
      -           -         1,500        1,500       @   American Standard Cos., Inc.                             -            -
                                                                                                        ---------------------------
                                                                                                                  -            -
                                                                                                        ---------------------------

                                                         COMMERCIAL SERVICES: 7.6%
 13,900           -             -       13,900       @   Apollo Group, Inc.                                 858,464            -
      0           -         6,000        6,000       @   Aramark Corp.                                            -            -
  5,000           -         1,600        6,600       @   Career Education Corp.                             342,100            -
  6,900           -         1,600        8,500       @   Corporate Executive Board Co.                      281,658            -
  5,500           -         1,900        7,400       @   Education Management Corp.                         292,490            -
 17,800       7,600         5,400       30,800       @   FTI Consulting, Inc.                               444,466      189,772
 22,100           -             -       22,100       @   Iron Mountain, Inc.                                819,689            -
 16,700       3,700         5,300       25,700       @   Kroll, Inc.                                        451,902      100,122
  8,800           -         4,200       13,000           Paychex, Inc.                                      257,928            -
 29,400      13,000        10,000       52,400       @   Pharmaceutical Product Development, Inc            844,662      373,490
 22,900           -             -       22,900           Rollins, Inc.                                      431,665            -
      -           -         3,100        3,100       @   Weight Watchers Intl., Inc.                              -            -
                                                                                                        ---------------------------
                                                                                                          5,025,024      663,384
                                                                                                        ---------------------------

                                                         COMPUTERS: 5.8%
      -           -         3,000        3,000       @   Affiliated Computer Services, Inc.                       -            -
      -       6,500         4,300       10,800       @   CACI Intl., Inc.                                         -      222,950
      -       5,700             -        5,700       @   Dell Computer Corp.                                             182,172

                                           ING                                                                              ING
  ING                                   VP MIDCAP                                                                        VP MIDCAP
   VP          ING           ING      OPPORTUNITIES                                                         ING        OPPORTUNITIES
GROWTH +    VP GROWTH     VP MIDCAP     PORTFOLIO                                                         VP MIDCAP      PORTFOLIO
  VALUE   OPPORTUNITIES OPPORTUNITIES   PRO FORMA                                                      OPPORTUNITIES     PRO FORMA
PORTFOLIO   PORTFOLIO     PORTFOLIO     COMBINED                                                          PORTFOLIO      COMBINED
 Shares      Shares         Shares       Shares                   COMMON STOCK: 93.3%                       VALUE         VALUE*
                                                                                                       ----------------------------
                                                         ADVERTISING: 0.3%
  6,800           -             -        6,800       @   Getty Images, Inc.                                      -     $    280,840
                                                                                                        ---------------------------
                                                                                                                 -          280,840
                                                                                                        ---------------------------

                                                          AIRLINES: 0.7%
 61,300           -             -       61,300       @   Airtran Holdings, Inc.                                  -          641,811
                                                                                                        ---------------------------
                                                                                                                 -          641,811
                                                                                                        ---------------------------

                                                         AGRICULTURE: 0.9%
 36,200           -             -       36,200           Delta & Pine Land Co.                                   -          795,676
                                                                                                        ---------------------------
                                                                                                                 -          795,676
                                                                                                        ---------------------------

                                                         APPAREL: 2.3%
 12,400       3,900         2,300       18,600       @   Coach, Inc.                                       114,402          925,164
 21,600           -             -       21,600       @   Timberland Co.                                          -        1,141,776
                                                                                                        ---------------------------
                                                                                                           114,402        2,066,940
                                                                                                        ---------------------------

                                                         AUTO PARTS & EQUIPMENT: 0.3%
      -       2,100         1,200        3,300           Johnson Controls, Inc.                            102,720          282,480
                                                                                                        ---------------------------
                                                                                                           102,720          282,480
                                                                                                        ---------------------------

                                                         BANKS: 1.6%
      -       4,600             -        4,600           Bank of America Corp.                                   -          363,538
      -           -         3,000        3,000           Bank of Hawaii Corp.                               99,450           99,450
 20,500                                 20,500           UCBH Holdings, Inc.                                                587,940
      -       7,100             -        7,100           Wells Fargo & Co.                                       -          357,840
                                                                                                        ---------------------------
                                                                                                            99,450        1,408,768
                                                                                                        ---------------------------

                                                         BIOTECHNOLOGY: 1.9%
      -       2,800             -        2,800       @   Amgen, Inc.                                             -          187,544
      -       7,300             -        7,300       @   Digene Corp.                                            -          198,779
 18,100           -             -       18,100       @   Genzyme Corp.--Genl Division                            -          756,580
 21,100           -             -       21,100       @   Integra LifeSciences Holdings Corp.                     -          556,618
                                                                                                        ---------------------------
                                                                                                                 -        1,699,521
                                                                                                        ---------------------------

                                                         BUILDING MATERIALS: 0.1%
      -           -         1,500        1,500       @   American Standard Cos., Inc.                      110,895          110,895
                                                                                                        ---------------------------
                                                                                                           110,895          110,895
                                                                                                        ---------------------------

                                                         COMMERCIAL SERVICES: 7.6%
 13,900           -             -       13,900       @   Apollo Group, Inc.                                      -          858,464
      0           -         6,000        6,000       @   Aramark Corp.                                     134,520          134,520
  5,000           -         1,600        6,600       @   Career Education Corp.                            109,472          451,572
  6,900           -         1,600        8,500       @   Corporate Executive Board Co.                      65,312          346,970
  5,500           -         1,900        7,400       @   Education Management Corp.                        101,042          393,532
 17,800       7,600         5,400       30,800       @   FTI Consulting, Inc.                              134,838          769,076
 22,100           -             -       22,100       @   Iron Mountain, Inc.                                     -          819,689
 16,700       3,700         5,300       25,700       @   Kroll, Inc.                                       143,418          695,442
  8,800           -         4,200       13,000           Paychex, Inc.                                     123,102          381,030
 29,400      13,000        10,000       52,400       @   Pharmaceutical Product Development, Inc           287,300        1,505,452
 22,900           -             -       22,900           Rollins, Inc.                                           -          431,665
      -           -         3,100        3,100       @   Weight Watchers Intl., Inc.                       141,019          141,019
                                                                                                        ---------------------------
                                                                                                         1,240,023        6,928,431
                                                                                                        ---------------------------

                                                         COMPUTERS: 5.8%
      -           -         3,000        3,000       @   Affiliated Computer Services, Inc.                137,190          137,190
      -       6,500         4,300       10,800       @   CACI Intl., Inc.                                  147,490          370,440
      -       5,700             -        5,700       @   Dell Computer Corp.                                     -          182,172

     -      30,700             -       30,700   @   EMC Corp.                                                           321,429
     -       9,700             -        9,700       Hewlett-Packard Co.                                                 206,610
     -       2,200             -        2,200       International Business Machines Corp.                               181,500
 3,700           -         2,000        5,700   @   Lexmark Intl., Inc.                                    261,849            -
 8,100           -             -        8,100   @   Micros Systems, Inc.                                   267,138            -
33,000       4,200             -       37,200   @   NetScreen Technologies, Inc.                           744,150       94,710
49,100      19,500        12,200       80,800   @   Network Appliance, Inc.                                795,911      316,095
 9,100       6,800         4,500       20,400       Reynolds & Reynolds Co.                                259,896      194,208
47,600           -             -       47,600   @   Western Digital Corp.                                  490,280            -
                                                                                                       ------------------------
                                                                                                         2,819,224    1,719,674
                                                                                                       ------------------------

                                                    DIVERSIFIED FINANCIAL SERVICES: 1.3%
     -           -         1,600        1,600       Bear Stearns Cos., Inc.                                      -            -
     -       8,700             -        8,700       Citigroup, Inc.                                              -      372,360
 4,000           -             -        4,000       Countrywide Financial Corp.                            278,280            -
     -       6,100             -        6,100       JP Morgan Chase & Co.                                        -      208,498
     -       6,300             -        6,300       SLM Corp.                                                    -      246,771
                                                                                                       ------------------------
                                                                                                           278,280      827,629
                                                                                                       ------------------------

                                                    ELECTRICAL COMPONENTS & EQUIPMENT: 0.7%
34,900           -         8,500       43,400       American Power Conversion                              544,091            -
                                                                                                       ------------------------
                                                                                                           544,091            -
                                                                                                       ------------------------

                                                    ELECTRONICS: 5.6%
17,700           -             -       17,700   @   Benchmark Electronics, Inc.                            544,452            -
21,300           -             -       21,300   @   Dionex Corp.                                           846,675            -
17,700       3,300             -       21,000   @   Flir Systems, Inc.                                     533,655       99,495
27,500       9,300         8,800       45,600   @   Gentex Corp.                                           841,775      284,673
24,700       9,300         6,500       40,500   @   Jabil Circuit, Inc.                                    545,870      205,530
34,200                                 34,200   @   Trimble Navigation Ltd.                                784,206            -
                                                                                                       ------------------------
                                                                                                         4,096,633      589,698
                                                                                                       ------------------------

                                                    ENERGY-ALTERNATE SOURCES: 0.1%
     -       5,200             -        5,200   @   Headwaters, Inc.                                             -       76,388
                                                                                                       ------------------------
                                                                                                                 -       76,388
                                                                                                       ------------------------

                                                    ENGINEERING & CONSTRUCTION: 2.2%
16,200       6,200         4,300       26,700       Fluor Corp.                                            544,968      208,568
15,000       7,900         3,800       26,700   @   Jacobs Engineering Group, Inc.                         632,250      332,985
                                                                                                       ------------------------
                                                                                                         1,177,218      541,553
                                                                                                       ------------------------

                                                    ENTERTAINMENT: 1.3%
 7,800           -             -        7,800       GTECH Holdings Corp.                                   293,670            -
 9,000           -             -        9,000       International Game Technology                          920,970            -
                                                                                                       ------------------------
                                                                                                         1,214,640            -
                                                                                                       ------------------------

                                                    ENVIRONMENTAL CONTROL: 1.9%
     0           -         5,500        5,500   @   Republic Services, Inc.                                      -            -
11,800           -             -       11,800   @   Stericycle, Inc.                                       454,064            -
66,500           -             -       66,500   @   Tetra Tech, Inc.                                     1,139,145            -
                                                                                                       ------------------------
                                                                                                         1,593,209            -
                                                                                                       ------------------------

                                                    FOOD: 2.8%
18,400       6,500         6,750       31,650   @   Dean Foods Co.                                         579,600      204,750
26,800       5,400         3,500       35,700   @   Performance Food Group Co.                             991,600      199,800
     -       6,100             -        6,100       Sysco Corp.                                                  -      183,244
                                                                                                       ------------------------
                                                                                                         1,571,200      587,794
                                                                                                       ------------------------

                                                    HEALTHCARE--PRODUCTS: 4.7%
 5,400           -             -        5,400   @   Advanced Neuromodulation Systems, Inc.                 279,558            -
     -       2,000             -        2,000   @   Boston Scientific Corp.                                      -      122,200
 3,700           -         2,000        5,700       CR Bard, Inc.                                          263,847            -
 5,300           -             -        5,300   @   Inamed Corp.                                           284,557            -
     -       4,100             -        4,100       Medtronic, Inc.                                              -      196,677
 9,600       5,500         3,100       18,200   @   St. Jude Medical, Inc.                                 552,000      316,250

     -      30,700             -       30,700   @   EMC Corp.                                                    -      321,429
     -       9,700             -        9,700       Hewlett-Packard Co.                                          -      206,610
     -       2,200             -        2,200       International Business Machines Corp.                        -      181,500
 3,700           -         2,000        5,700   @   Lexmark Intl., Inc.                                    141,540      403,389
 8,100           -             -        8,100   @   Micros Systems, Inc.                                         -      267,138
33,000       4,200             -       37,200   @   NetScreen Technologies, Inc.                                 -      838,860
49,100      19,500        12,200       80,800   @   Network Appliance, Inc.                                197,762    1,309,768
 9,100       6,800         4,500       20,400       Reynolds & Reynolds Co.                                128,520      582,624
47,600           -             -       47,600   @   Western Digital Corp.                                        -      490,280
                                                                                                       ------------------------
                                                                                                           752,502    5,291,400
                                                                                                       ------------------------

                                                    DIVERSIFIED FINANCIAL SERVICES: 1.3%
     -           -         1,600        1,600       Bear Stearns Cos., Inc.                                115,872      115,872
     -       8,700             -        8,700       Citigroup, Inc.                                              -      372,360
 4,000           -             -        4,000       Countrywide Financial Corp.                                  -      278,280
     -       6,100             -        6,100       JP Morgan Chase & Co.                                        -      208,498
     -       6,300             -        6,300       SLM Corp.                                                    -      246,771
                                                                                                       ------------------------
                                                                                                           115,872    1,221,781
                                                                                                       ------------------------

                                                    ELECTRICAL COMPONENTS & EQUIPMENT: 0.7%
34,900           -         8,500       43,400       American Power Conversion                              132,515      676,606
                                                                                                       ------------------------
                                                                                                           132,515      676,606
                                                                                                       ------------------------

                                                    ELECTRONICS: 5.6%
17,700           -             -       17,700   @   Benchmark Electronics, Inc.                                  -      544,452
21,300           -             -       21,300   @   Dionex Corp.                                                 -      846,675
17,700       3,300             -       21,000   @   Flir Systems, Inc.                                           -      633,150
27,500       9,300         8,800       45,600   @   Gentex Corp.                                           269,368    1,395,816
24,700       9,300         6,500       40,500   @   Jabil Circuit, Inc.                                    143,650      895,050
34,200                                 34,200   @   Trimble Navigation Ltd.                                      -      784,206
                                                                                                       ------------------------
                                                                                                           413,018    5,099,349
                                                                                                       ------------------------

                                                    ENERGY-ALTERNATE SOURCES: 0.1%
     -       5,200             -        5,200   @   Headwaters, Inc.                                             -       76,388
                                                                                                       ------------------------
                                                                                                                 -       76,388
                                                                                                       ------------------------

                                                    ENGINEERING & CONSTRUCTION: 2.2%
16,200       6,200         4,300       26,700       Fluor Corp.                                            144,652      898,188
15,000       7,900         3,800       26,700   @   Jacobs Engineering Group, Inc.                         160,170    1,125,405
                                                                                                       ------------------------
                                                                                                           304,822    2,023,593
                                                                                                       ------------------------

                                                    ENTERTAINMENT: 1.3%
 7,800           -             -        7,800       GTECH Holdings Corp.                                         -      293,670
 9,000           -             -        9,000       International Game Technology                                -      920,970
                                                                                                       ------------------------
                                                                                                                 -    1,214,640
                                                                                                       ------------------------

                                                    ENVIRONMENTAL CONTROL: 1.9%
     0           -         5,500        5,500   @   Republic Services, Inc.                                124,685      124,685
11,800           -             -       11,800   @   Stericycle, Inc.                                             -      454,064
66,500           -             -       66,500   @   Tetra Tech, Inc.                                             -    1,139,145
                                                                                                       ------------------------
                                                                                                           124,685    1,717,894
                                                                                                       ------------------------

                                                    FOOD: 2.8%
18,400       6,500         6,750       31,650   @   Dean Foods Co.                                         212,625      996,975
26,800       5,400         3,500       35,700   @   Performance Food Group Co.                             129,500    1,320,900
     -       6,100             -        6,100       Sysco Corp.                                                  -      183,244
                                                                                                       ------------------------
                                                                                                           342,125    2,501,119
                                                                                                       ------------------------

                                                    HEALTHCARE--PRODUCTS: 4.7%
 5,400           -             -        5,400   @   Advanced Neuromodulation Systems, Inc.                       -      279,558
     -       2,000             -        2,000   @   Boston Scientific Corp.                                      -      122,200
 3,700           -         2,000        5,700       CR Bard, Inc.                                          142,620      406,467
 5,300           -             -        5,300   @   Inamed Corp.                                                 -      284,557
     -       4,100             -        4,100       Medtronic, Inc.                                              -      196,677
 9,600       5,500         3,100       18,200   @   St. Jude Medical, Inc.                                 178,250    1,046,500

     -           -         5,300        5,300   @   Steris Corp.                                                 -            -
 9,400       3,600         4,200       17,200   @   Varian Medical Systems, Inc.                           541,158      207,252
11,800           -             -       11,800   @   Visx, Inc.                                             204,730            -
 5,900       4,500         3,200       13,600   @   Zimmer Holdings, Inc.                                  265,795      202,725
                                                                                                       ------------------------
                                                                                                         2,391,645    1,045,104
                                                                                                       ------------------------

                                                    HEALTHCARE--SERVICES: 1.9%
     -       3,300         2,000        5,300   A   Aetna, Inc.                                                  -      198,660
11,400           -             -       11,400   @   Amsurg Corp.                                           347,700            -
 3,600           -             -        3,600   @   Anthem, Inc.                                           277,740            -
 6,300           -             -        6,300   @   Coventry Health Care, Inc.                             290,808            -
     -           -         6,400        6,400       Health Management Associates, Inc.                           -            -
     -       3,800             -        3,800       UnitedHealth Group, Inc.                                     -      190,950
     -           -         1,600        1,600   @   WellPoint Health Networks                                    -            -
                                                                                                       ------------------------
                                                                                                           916,248      389,610
                                                                                                       ------------------------

                                                    HOME FURNISHINGS: 0.4%
 3,600           -           800        4,400       Harman Intl. Industries, Inc.                          284,904            -
                                                                                                       ------------------------
                                                                                                           284,904            -
                                                                                                       ------------------------

                                                    INSURANCE: 1.6%
     -       6,300             -        6,300       Aflac, Inc.                                                  -      193,725
     -       3,300             -        3,300       American Intl. Group                                         -      182,094
10,700           -             -       10,700       First American Corp.                                   281,945            -
11,300       2,200         1,900       15,400       WR Berkley Corp.                                       595,510      115,940
                                                                                                       ------------------------
                                                                                                           877,455      491,759
                                                                                                       ------------------------

                                                    INTERNET: 5.1%
31,500       5,600             -       37,100   @   Amazon.Com, Inc.                                     1,149,435      204,344
16,500           -             -       16,500   @   Digital Insight Corp.                                  314,325            -
     -       8,700         6,700       15,400   @   InterActiveCorp.                                             -      344,259
32,100           -             -       32,100   @   United Online, Inc.                                    813,414            -
72,800      20,000        12,000      104,800   @   WebMD Corp.                                            788,424      216,600
     -       6,700         4,500       11,200   @   Yahoo!, Inc.                                                 -      219,492
                                                                                                       ------------------------
                                                                                                         3,065,598      984,695
                                                                                                       ------------------------

                                                    MACHINERY--DIVERSIFIED: 1.0%
20,300       9,000         3,600       32,900   @   Cognex Corp.                                           453,705      201,150
     -           -         5,500        5,500       Rockwell Automation, Inc.                                    -            -
     -           -           700          700   @   Zebra Technologies Corp.                                     -            -
                                                                                                       ------------------------
                                                                                                           453,705      201,150
                                                                                                       ------------------------

                                                    MEDIA: 1.2%
     -           -         4,300        4,300   @   Cablevision Systems Corp.                                    -            -
     -       5,700             -        5,700   @   Comcast Corp.                                                -      164,331
     -       3,000         4,500        7,500   @   EchoStar Communications Corp.                                -      103,860
16,000           -             -       16,000   @   Radio One, Inc.                                        284,320            -
     -           -         3,200        3,200   @   Univision Communications, Inc.                               -            -
     -       4,800             -        4,800   @   Viacom, Inc.                                                 -      211,362
                                                                                                       ------------------------
                                                                                                           284,320      479,553
                                                                                                       ------------------------

                                                    MISCELLANEOUS MANUFACTURING: 1.0%
 8,200       3,000         2,100       13,300       Danaher Corp.                                          558,010      204,150
                                                                                                       ------------------------
                                                                                                           558,010      204,150
                                                                                                       ------------------------

                                                    OFFICE/BUSINESS EQUIPMENT: 0.7%
50,700           -        12,400       63,100   @   Xerox Corp.                                            536,913            -
                                                                                                       ------------------------
                                                                                                           536,913            -
                                                                                                       ------------------------

                                                    OIL & GAS: 5.2%
     -       4,600         2,000        6,600       Apache Corp.                                                 -      299,276
     -           -         2,700        2,700       Devon Energy Corp.                                           -            -
13,300           -             -       13,300   @   Evergreen Resources, Inc.                              722,323            -
     -       9,700             -        9,700       Exxon Mobil Corp.                                            -      348,327
     -      11,500         5,700       17,200  @,@@ Nabors Industries Ltd.                                       -      454,825

     -           -         5,300        5,300   @   Steris Corp.                                           122,377      122,377
 9,400       3,600         4,200       17,200   @   Varian Medical Systems, Inc.                           241,794      990,204
11,800           -             -       11,800   @   Visx, Inc.                                                   -      204,730
 5,900       4,500         3,200       13,600   @   Zimmer Holdings, Inc.                                  144,160      612,680
                                                                                                       ------------------------
                                                                                                           829,201    4,265,950
                                                                                                       ------------------------

                                                    HEALTHCARE--SERVICES: 1.9%
     -       3,300         2,000        5,300   A   Aetna, Inc.                                            120,400      319,060
11,400           -             -       11,400   @   Amsurg Corp.                                                 -      347,700
 3,600           -             -        3,600   @   Anthem, Inc.                                                 -      277,740
 6,300           -             -        6,300   @   Coventry Health Care, Inc.                                   -      290,808
     -           -         6,400        6,400       Health Management Associates, Inc.                     118,080      118,080
     -       3,800             -        3,800       UnitedHealth Group, Inc.                                     -      190,950
     -           -         1,600        1,600   @   WellPoint Health Networks                              134,880      134,880
                                                                                                       ------------------------
                                                                                                           373,360    1,679,218
                                                                                                       ------------------------

                                                    HOME FURNISHINGS: 0.4%
 3,600           -           800        4,400       Harman Intl. Industries, Inc.                           63,312      348,216
                                                                                                       ------------------------
                                                                                                            63,312      348,216
                                                                                                       ------------------------

                                                    INSURANCE: 1.6%
     -       6,300             -        6,300       Aflac, Inc.                                                  -      193,725
     -       3,300             -        3,300       American Intl. Group                                         -      182,094
10,700           -             -       10,700       First American Corp.                                         -      281,945
11,300       2,200         1,900       15,400       WR Berkley Corp.                                       100,130      811,580
                                                                                                       ------------------------
                                                                                                           100,130    1,469,344
                                                                                                       ------------------------

                                                    INTERNET: 5.1%
31,500       5,600             -       37,100   @   Amazon.Com, Inc.                                             -    1,353,779
16,500           -             -       16,500   @   Digital Insight Corp.                                        -      314,325
     -       8,700         6,700       15,400   @   InterActiveCorp.                                       265,119      609,378
32,100           -             -       32,100   @   United Online, Inc.                                          -      813,414
72,800      20,000        12,000      104,800   @   WebMD Corp.                                            129,960    1,134,984
     -       6,700         4,500       11,200   @   Yahoo!, Inc.                                           147,420      366,912
                                                                                                       ------------------------
                                                                                                           542,499    4,592,792
                                                                                                       ------------------------

                                                    MACHINERY--DIVERSIFIED: 1.0%
20,300       9,000         3,600       32,900   @   Cognex Corp.                                            80,460      735,315
     -           -         5,500        5,500       Rockwell Automation, Inc.                              131,120      131,120
     -           -           700          700   @   Zebra Technologies Corp.                                52,633       52,633
                                                                                                       ------------------------
                                                                                                           264,213      919,068
                                                                                                       ------------------------

                                                    MEDIA: 1.2%
     -           -         4,300        4,300   @   Cablevision Systems Corp.                               89,268       89,268
     -       5,700             -        5,700   @   Comcast Corp.                                                -      164,331
     -       3,000         4,500        7,500   @   EchoStar Communications Corp.                          155,790      259,650
16,000           -             -       16,000   @   Radio One, Inc.                                              -      284,320
     -           -         3,200        3,200   @   Univision Communications, Inc.                          97,280       97,280
     -       4,800             -        4,800   @   Viacom, Inc.                                                 -      211,362
                                                                                                       ------------------------
                                                                                                           342,338    1,106,211
                                                                                                       ------------------------

                                                    MISCELLANEOUS MANUFACTURING: 1.0%
 8,200       3,000         2,100       13,300       Danaher Corp.                                          142,905      905,065
                                                                                                       ------------------------
                                                                                                           142,905      905,065
                                                                                                       ------------------------

                                                    OFFICE/BUSINESS EQUIPMENT: 0.7%
50,700           -        12,400       63,100   @   Xerox Corp.                                            131,316      668,229
                                                                                                       ------------------------
                                                                                                           131,316      668,229
                                                                                                       ------------------------

                                                    OIL & GAS: 5.2%
     -       4,600         2,000        6,600       Apache Corp.                                           130,120      429,396
     -           -         2,700        2,700       Devon Energy Corp.                                     144,180      144,180
13,300           -             -       13,300   @   Evergreen Resources, Inc.                                    -      722,323
     -       9,700             -        9,700       Exxon Mobil Corp.                                            -      348,327
     -      11,500         5,700       17,200  @,@@ Nabors Industries Ltd.                                 225,435      680,260

23,250           -             -       23,250       PATINA OIL & GAS CORP.                                 747,488            -
14,900       9,300         7,000       31,200   @   Patterson-UTI Energy, Inc.                             482,760      301,320
 6,500           -             -        6,500       Pogo Producing Co.                                     277,875            -
     -       9,800         6,400       16,200       XTO Energy, Inc.                                             -      197,078
                                                                                                       ------------------------
                                                                                                         2,230,446    1,600,826
                                                                                                       ------------------------

                                                    OIL & GAS SERVICES: 1.5%
55,100           -             -       55,100       Halliburton Co.                                      1,267,300            -
     -           -         3,300        3,300   @   BJ Services Co.                                              -            -
                                                                                                       ------------------------
                                                                                                         1,267,300            -
                                                                                                       ------------------------

                                                    PACKAGING & CONTAINERS: 0.2%
     -           -         6,700        6,700   @   Pactiv Corp.                                                 -            -
                                                                                                       ------------------------
                                                                                                                 -            -
                                                                                                       ------------------------

                                                    PHARMACEUTICALS: 7.5%
 7,500       5,200         3,600       16,300   @   AdvancePCS                                             286,725      198,796
 6,900           -         1,700        8,600       Allergan, Inc.                                         531,990            -
     -       6,600         4,000       10,600  @,@@ Biovail Corp.                                                0      310,596
18,000       3,200         4,500       25,700   @   Celgene Corp.                                          547,200       97,280
 3,800       3,500         2,400        9,700   @   Express Scripts, Inc.                                  259,198      238,735
15,700       7,800         6,000       29,500   @   Medimmune, Inc.                                        571,009      283,686
17,500           -         4,500       22,000       Mylan Laboratories                                     608,475            -
25,100      13,600         7,100       45,800       Omnicare, Inc.                                         848,129      459,544
     -       5,000             -        5,000       Pfizer, Inc.                                                 -      170,750
   100           -             -          100   @   Pharmaceutical Resources, Inc.                           4,866            -
                                                                                                       ------------------------
                                                                                                         3,657,592    1,759,387
                                                                                                       ------------------------

                                                    PIPELINES: 0.6%
17,000           -             -       17,000       Questar Corp.                                          568,990            -
                                                                                                       ------------------------
                                                                                                           568,990            -
                                                                                                       ------------------------

                                                    RETAIL:  9.2%
 7,900       3,100         4,200       15,200   @   99 Cents Only Stores                                   271,128      106,392
     -      11,400         8,500       19,900   @   Abercrombie & Fitch Co.                                      -      323,874
 8,800       3,300             -       12,100       Applebees Intl., Inc.                                  276,584      103,719
 7,300       2,700         1,700       11,700   @   Autozone, Inc.                                         554,581      205,119
     -           -         2,700        2,700   @   Bed Bath & Beyond, Inc.                                      -            -
14,400       5,500         4,500       24,400       CBRL Group, Inc.                                       559,584      213,730
27,500      10,100         6,100       43,700   @   Chico's FAS, Inc.                                      578,875      212,605
     -      10,800             -       10,800       Gap, Inc.                                                    -      202,608
22,300       7,200         4,800       34,300   @   HOT Topic, Inc.                                        600,093      193,752
     -       3,800             -        3,800   @   Pacific Sunwear of California                                -       91,542
22,900       4,200         5,000       32,100   @   Sonic Corp.                                            582,347      106,806
     -      13,400        10,400       23,800   @   Staples, Inc.                                                -      245,890
     -       5,900         4,500       10,400       Tiffany & Co.                                                -      192,812
21,900           -             -       21,900   @   Tractor Supply Co.                                   1,045,725            -
     -       3,500             -        3,500       Wal-Mart Stores, Inc.                                        -      187,845
                                                                                                       ------------------------
                                                                                                         4,468,917    2,386,694
                                                                                                       ------------------------

                                                    SAVINGS & LOANS: 0.7%
19,100           -         4,133       23,233       New York Community Bancorp, Inc.                       555,619            -
                                                                                                       ------------------------
                                                                                                           555,619            -
                                                                                                       ------------------------

                                                    SEMICONDUCTORS: 3.1%
29,500      20,900        13,100       63,500   @   Altera Corp.                                           483,800      342,760
15,400       6,000         3,900       25,300       Linear Technology Corp.                                496,034      193,260
18,900      16,500         2,500       37,900   @   Xilinx, Inc.                                           478,359      417,615
                                                                                                       ------------------------
                                                                                                         1,458,193      953,635
                                                                                                       ------------------------

                                                    SOFTWARE: 4.6%
31,600           -             -       31,600   @   Avid Technology, Inc.                                1,108,212            -
     -           -         2,900        2,900   @   D&B Corp.                                                    -            -
     -           -         3,800        3,800       Fair Isaac Corp.                                             -            -
     -       4,500             -        4,500       First Data Corp.                                             -      186,480

23,250           -             -       23,250       PATINA OIL & GAS CORP.                                       -      747,488
14,900       9,300         7,000       31,200   @   Patterson-UTI Energy, Inc.                             226,800    1,010,880
 6,500           -             -        6,500       Pogo Producing Co.                                           -      277,875
     -       9,800         6,400       16,200       XTO Energy, Inc.                                       128,704      325,782
                                                                                                       ------------------------
                                                                                                           855,239    4,686,511
                                                                                                       ------------------------

                                                    OIL & GAS SERVICES: 1.5%
55,100           -             -       55,100       Halliburton Co.                                              -    1,267,300
     -           -         3,300        3,300   @   BJ Services Co.                                        123,288      123,288
                                                                                                       ------------------------
                                                                                                           123,288    1,390,588
                                                                                                       ------------------------

                                                    PACKAGING & CONTAINERS: 0.2%
     -           -         6,700        6,700   @   Pactiv Corp.                                           132,057      132,057
                                                                                                       ------------------------
                                                                                                           132,057      132,057
                                                                                                       ------------------------

                                                    PHARMACEUTICALS: 7.5%
 7,500       5,200         3,600       16,300   @   AdvancePCS                                             137,628      623,149
 6,900           -         1,700        8,600       Allergan, Inc.                                         131,070      663,060
     -       6,600         4,000       10,600  @,@@ Biovail Corp.                                          188,240      498,836
18,000       3,200         4,500       25,700   @   Celgene Corp.                                          136,800      781,280
 3,800       3,500         2,400        9,700   @   Express Scripts, Inc.                                  163,704      661,637
15,700       7,800         6,000       29,500   @   Medimmune, Inc.                                        218,220    1,072,915
17,500           -         4,500       22,000       Mylan Laboratories                                     156,465      764,940
25,100      13,600         7,100       45,800       Omnicare, Inc.                                         239,909    1,547,582
     -       5,000             -        5,000       Pfizer, Inc.                                                 -      170,750
   100           -             -          100   @   Pharmaceutical Resources, Inc.                               -        4,866
                                                                                                       ------------------------
                                                                                                         1,372,036    6,789,015
                                                                                                       ------------------------

                                                    PIPELINES: 0.6%
17,000           -             -       17,000       Questar Corp.                                                -      568,990
                                                                                                       ------------------------
                                                                                                                 -      568,990
                                                                                                       ------------------------

                                                    RETAIL:  9.2%
 7,900       3,100         4,200       15,200   @   99 Cents Only Stores                                   144,144      521,664
     -      11,400         8,500       19,900   @   Abercrombie & Fitch Co.                                241,485      565,359
 8,800       3,300             -       12,100       Applebees Intl., Inc.                                        -      380,303
 7,300       2,700         1,700       11,700   @   Autozone, Inc.                                         129,149      888,849
     -           -         2,700        2,700   @   Bed Bath & Beyond, Inc.                                104,787      104,787
14,400       5,500         4,500       24,400       CBRL Group, Inc.                                       174,870      948,184
27,500      10,100         6,100       43,700   @   Chico's FAS, Inc.                                      128,405      919,885
     -      10,800             -       10,800       Gap, Inc.                                                    -      202,608
22,300       7,200         4,800       34,300   @   HOT Topic, Inc.                                        129,168      923,013
     -       3,800             -        3,800   @   Pacific Sunwear of California                                -       91,542
22,900       4,200         5,000       32,100   @   Sonic Corp.                                            127,150      816,303
     -      13,400        10,400       23,800   @   Staples, Inc.                                          190,840      436,730
     -       5,900         4,500       10,400       Tiffany & Co.                                          147,060      339,872
21,900           -             -       21,900   @   Tractor Supply Co.                                           -    1,045,725
     -       3,500             -        3,500       Wal-Mart Stores, Inc.                                        -      187,845
                                                                                                       ------------------------
                                                                                                         1,517,058    8,372,669
                                                                                                       ------------------------

                                                    SAVINGS & LOANS: 0.7%
19,100           -         4,133       23,233       New York Community Bancorp, Inc.                       120,229      675,848
                                                                                                       ------------------------
                                                                                                           120,229      675,848
                                                                                                       ------------------------

                                                    SEMICONDUCTORS: 3.1%
29,500      20,900        13,100       63,500   @   Altera Corp.                                           214,840    1,041,400
15,400       6,000         3,900       25,300       Linear Technology Corp.                                125,619      814,913
18,900      16,500         2,500       37,900   @   Xilinx, Inc.                                            63,850      959,824
                                                                                                       ------------------------
                                                                                                           404,309    2,816,137
                                                                                                       ------------------------

                                                    SOFTWARE: 4.6%
31,600           -             -       31,600   @   Avid Technology, Inc.                                        -    1,108,212
     -           -         2,900        2,900   @   D&B Corp.                                              119,190      119,190
     -           -         3,800        3,800       Fair Isaac Corp.                                       195,510      195,510
     -       4,500             -        4,500       First Data Corp.                                             -      186,480

        -     4,200             -        4,200       Microsoft Corp.                                              -      107,562
    7,500         -             -        7,500   @   National Instruments Corp.                             283,350            -
   39,200     7,100             -       46,300   @   Packeteer, Inc.                                        610,344      110,547
   29,600    14,400         6,600       50,600   @   Veritas Software Corp.                                 848,632      412,848
                                                                                                        ------------------------
                                                                                                          2,850,538      817,437
                                                                                                        ------------------------

                                                     TELECOMMUNICATIONS: 3.2%
    5,300         -             -        5,300   @   Adtran, Inc.                                           270,406            -
        -    12,100             -       12,100   @   Cisco Systems, Inc.                                                 200,739
        -    29,900        14,400       44,300   @   Corning, Inc.                                                -      220,961
   19,400         -             -       19,400   @   Foundry Networks, Inc.                                 279,360            -
        -         -         5,000        5,000   @   Juniper Networks, Inc.                                       -            -
        -    14,100         3,200       17,300   @   Nextel Communications, Inc.                                  -      254,928
   25,275    10,400         5,880       41,555   @   Utstarcom, Inc.                                        899,031      369,928
                                                                                                        ------------------------
                                                                                                          1,448,797    1,046,556
                                                                                                        ------------------------

                                                     TOYS/GAMES/HOBBIES: 0.1%
        -         -         6,000        6,000       Mattel, Inc.                                                 -            -
                                                                                                        ------------------------
                                                                                                                  -            -
                                                                                                        ------------------------

                                                     TRANSPORTATION: 2.4%
   15,800     6,200         5,500       27,500       CH Robinson Worldwide, Inc.                            561,848      220,472
   15,700     6,500         5,600       27,800       Expeditors Intl. Washington, Inc.                      543,848      225,160
   11,100         -             -       11,100   @   Knight Transportation, Inc.                            276,390            -
                                                                                                        ------------------------
                                                                                                          1,382,086      445,632
                                                                                                        ------------------------

                                                     Total Common Stock
                                                     (Cost $50,195,736, $17,109,349,
                                                     $11,474,411, $78,779,496)                           52,954,812   19,293,755

                                                                       MUTUAL FUNDS: 2.9%

                                                     EQUITY FUND: 2.9%
        -       800             -          800       Biotech HOLDRs Trust                                         -       98,600
        -     5,400         4,100        9,500       Internet HOLDRs Trust                                        -      209,358
   10,900         -         1,500       12,400       Midcap SPDR Trust Series 1                             956,148            -
        -    12,140         4,300       16,440   @   Nasdaq-100 Index Tracking Stock                              -      363,593
        -     3,400             -        3,400       Semiconductor HOLDRs Trust                                   -       96,322
        -     3,565         1,300        4,865       SPDR Trust Series 1                                          -      348,051

                                                                                                        ------------------------
                                                     Total Mutual Funds
                                                     (Cost $975,213, $982,767,
                                                     $523,146, $2,481,126)                                  956,148    1,115,924
                                                                                                        ------------------------
                                                     Total Long-Term Investments (Cost
                                                     $51,170,949, $18,092,116, $11,997,557,
                                                     $81,260,622)                                        53,910,960   20,409,679
                                                                                                        ------------------------

                                                                SHORT-TERM INVESTMENTS: 6.6%

5,025,000   596,000       426,000    6,047,000       REPURCHASE AGREEMENT: 6.6%
                                                     State Street Repurchase
                                                     Agreements dated 06/30/03,
                                                     0.950%, due 07/01/03, $5,023,133,
                                                     $596,016,$426,011 to be received
                                                     upon repurchase (Collateralized
                                                     by $5,085,000 USTN, 1.750%,
                                                     Market Value $5,125,517 due
                                                     12/31/04, collateralized by
                                                     $400,000 USTB, 8.500%, Market
                                                     Value $609,304, due 02/15/20,
                                                     collateralized by $290,000
                                                     USTB, 8.500%, Market Value
                                                     $441,746, due 02/15/20)

                                                     Total Short-Term Investments
                                                     (Cost $5,025,000, $596,000,
                                                     $426,000, $6,047,000)                                5,025,000      596,000
                                                                                                        ------------------------

                                                     TOTAL INVESTMENTS IN SECURITIES
                                                     (COST $56,195,949, $18,688,116,
                                                     $12,423,557, $87,307,622)*                  102.8% $58,935,960  $21,005,679
                                                     OTHER ASSETS AND LIABILITIES-NET             -2.8%  (2,350,320)    (102,733)
                                                                                             -----------------------------------
                                                     NET ASSETS                                  100.0% $56,585,640  $20,902,946
                                                                                             ===================================

        -    4,200             -        4,200       Microsoft Corp.                                              -        107,562
    7,500        -             -        7,500   @   National Instruments Corp.                                   -        283,350
   39,200    7,100             -       46,300   @   Packeteer, Inc.                                              -        720,891
   29,600   14,400         6,600       50,600   @   Veritas Software Corp.                                 189,222      1,450,702
                                                                                                       --------------------------
                                                                                                           503,922      4,171,897
                                                                                                       --------------------------

                                                    TELECOMMUNICATIONS: 3.2%
    5,300        -             -        5,300   @   Adtran, Inc.                                                 -        270,406
        -   12,100             -       12,100   @   Cisco Systems, Inc.                                                   200,739
        -   29,900        14,400       44,300   @   Corning, Inc.                                          106,416        327,377
   19,400        -             -       19,400   @   Foundry Networks, Inc.                                       -        279,360
        -        -         5,000        5,000   @   Juniper Networks, Inc.                                  61,850         61,850
        -   14,100         3,200       17,300   @   Nextel Communications, Inc.                             57,856        312,784
   25,275   10,400         5,880       41,555   @   Utstarcom, Inc.                                        209,152      1,478,111
                                                                                                       --------------------------
                                                                                                           435,274      2,930,627
                                                                                                       --------------------------

                                                    TOYS/GAMES/HOBBIES: 0.1%
        -        -         6,000        6,000       Mattel, Inc.                                           113,520        113,520
                                                                                                       --------------------------
                                                                                                           113,520        113,520
                                                                                                       --------------------------

                                                    TRANSPORTATION: 2.4%
   15,800    6,200         5,500       27,500       CH Robinson Worldwide, Inc.                            195,580        977,900
   15,700    6,500         5,600       27,800       Expeditors Intl. Washington, Inc.                      193,984        962,992
   11,100        -             -       11,100   @   Knight Transportation, Inc.                                  -        276,390
                                                                                                       --------------------------
                                                                                                           389,564      2,217,282
                                                                                                       --------------------------

                                                    Total Common Stock
                                                    (Cost $50,195,736, $17,109,349,
                                                    $11,474,411, $78,779,496)                           12,608,799     84,857,366

                                                                      MUTUAL FUNDS: 2.9%

                                                    EQUITY FUND: 2.9%
        -      800             -          800       Biotech HOLDRs Trust                                         -         98,600
        -    5,400         4,100        9,500       Internet HOLDRs Trust                                  158,957        368,315
   10,900        -         1,500       12,400       Midcap SPDR Trust Series 1                             131,580      1,087,728
        -   12,140         4,300       16,440   @   Nasdaq-100 Index Tracking Stock                        128,785        492,378
        -    3,400             -        3,400       Semiconductor HOLDRs Trust                                   -         96,322
        -    3,565         1,300        4,865       SPDR Trust Series 1                                    126,919        474,970

                                                                                                       --------------------------
                                                    Total Mutual Funds
                                                    (Cost $975,213, $982,767,
                                                    $523,146, $2,481,126)                                  546,241      2,618,313
                                                                                                       --------------------------
                                                    Total Long-Term Investments (Cost
                                                    $51,170,949, $18,092,116, $11,997,557,
                                                    $81,260,622)                                        13,155,040     87,475,679
                                                                                                       --------------------------

                                                               SHORT-TERM INVESTMENTS: 6.6%

5,025,000  596,000       426,000    6,047,000       REPURCHASE AGREEMENT: 6.6%
                                                    State Street Repurchase
                                                    Agreements dated 06/30/03,
                                                    0.950%, due 07/01/03, $5,023,133,
                                                    $596,016,$426,011 to be received
                                                    upon repurchase (Collateralized
                                                    by $5,085,000 USTN, 1.750%,
                                                    Market Value $5,125,517 due
                                                    12/31/04, collateralized by
                                                    $400,000 USTB, 8.500%, Market
                                                    Value $609,304, due 02/15/20,
                                                    collateralized by $290,000
                                                    USTB, 8.500%, Market Value
                                                    $441,746, due 02/15/20)

                                                    Total Short-Term Investments
                                                    (Cost $5,025,000, $596,000,
                                                    $426,000, $6,047,000)                                  426,000      6,047,000
                                                                                                       --------------------------
                                                    TOTAL INVESTMENTS IN SECURITIES
                                                    (COST $56,195,949, $18,688,116,
                                                    $12,423,557, $87,307,622)*                         $13,581,040    $93,522,679
                                                    OTHER ASSETS AND LIABILITIES-NET                       (80,671)    (2,533,724)
                                                                                                       --------------------------
                                                    NET ASSETS                                         $13,500,369    $90,988,955
                                                                                                       ==========================

@   Non-income producing security
@@  Foreign Issuer
 A  Related Party
* No adjustments are shown to the unaudited pro forma combined portfolios of investments because it is expected that upon consummation of the Reorganization, no securities would need to be sold in order for the ING MidCap Opportunities Portfolio to comply with its prospectus requirements and SEC and IRS guidelines and restrictions. However, the ING Growth + Value Portfolio, ING Growth Opportunities Portfolio or ING MidCap Opportunities Portfolio may purchase or sell any securities in the ordinary course of business as a mutual fund, and following the Reorganization, certain holdings of ING Growth + Value Portfolio or ING Growth Opportunities Portfolio that are transferred to ING MidCap Opportunities Portfolio may be sold.

NOTES TO UNAUDITED PRO FORMA FINANCIAL STATEMENTS(UNAUDITED)

NOTE 1 - BASIS OF COMBINATION:

     On November 11, 2003, the Board of Trustees of ING VP Growth + Value Portfolio ("Growth + Value Portfolio"), ING VP Growth Opportunities Portfolio ("Growth Opportunities Portfolio") and ING VP MidCap Opportunities Portfolio ("MidCap Opportunities Portfolio"), approved an Agreement and Plan of Reorganization (the "Plan") whereby, subject to approval by the shareholders of Growth + Value Portfolio and Growth Opportunities Portfolio, MidCap Opportunities Portfolio will acquire all of the assets of the Growth + Value Portfolio and Growth Opportunities Portfolio, subject to the liabilities of such Funds, in exchange for a number of shares of MidCap Opportunities Portfolio equal in value to the net assets of the Growth + Value Portfolio and Growth Opportunities Portfolio (the "Merger").

     The Merger will be accounted for as a tax-free merger of investment companies. The unaudited pro forma combined financial statements are presented for the information of the reader and may not necessarily be representative of what the actual combined financial statements would have been had the reorganization occurred at June 30, 2003. The unaudited pro forma portfolio of investments, and statement of assets and liabilities reflect the financial position of Growth + Value Portfolio and Growth Opportunities Portfolio and MidCap Opportunities Portfolio at June 30, 2003. The unaudited pro forma statement of operations reflects the results of operations of Growth + Value Portfolio and Growth Opportunities Portfolio and MidCap Opportunities Portfolio for the year ended June 30, 2003. These statements have been derived from the Funds' respective books and records utilized in calculating daily net asset value at the date indicated above for Growth + Value Portfolio and Growth Opportunities Portfolio and MidCap Opportunities Portfolio under generally accepted accounting principles in the United States of America. The historical cost of investment securities will be carried forward to the surviving entity and the results of operations of MidCap Opportunities Portfolio for pre-combination periods will not be restated.

     The unaudited pro forma portfolio of investments, and unaudited statement of assets and liabilities and statement of operations should be read in conjunction with the historical financial statements of each Fund which are incorporated by reference in the Statements of Additional Information.

NOTE 2 - SECURITY VALUATION:

     Investments in equity securities traded on a national securities exchange are valued at the last reported sale price. Portfolio securities reported by NASDAQ will be valued at the NASDAQ official closing price. Securities traded on an exchange or NASDAQ for which there has been no sale and securities traded in the over-the-counter- market are valued at the mean between the last reported bid and ask prices. All investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at that time. Debt securities are valued at bid prices obtained from independent services or from one or more dealers making markets in the securities. U.S. Government obligations are valued by using market quotations or independent pricing services which uses prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Securities and assets for which market quotations are not readily available (which may include certain restricted securities which are subject to limitations as to their sale) are valued at their fair values as determined in good faith by or under the supervision of the Portfolio's Board of Trustees ("Board"), in accordance with methods that are specifically authorized by the Board. Securities traded on exchanges, including foreign exchanges, which close earlier than the time that a Portfolio calculates its net asset value may also be valued at their fair values as determined in good faith by or under the supervision of a Portfolio's Board, in accordance with methods that are specifically authorized by the Board. If a significant event which is likely to impact the value of one or more foreign securities held by a Portfolio occurs after the time at which the foreign market for such security(ies) closes but before the time that the Portfolio's net asset value is calculated on any business day, such event may be taken into account in determining the fair value of such security(ies) at the time the Portfolio calculates its net asset value. For these purposes, significant events after the close of trading on a foreign market may include, among others, securities trading in the U.S. and other markets, corporate announcements, natural and other disasters, and political and other events. Among other elements of analysis, the Board has authorized the use of one or more research services to assist with the determination of the fair value of foreign securities in light of significant events. Research services use statistical analyses and quantitative models to help determine fair value as of the time a Portfolio calculates its net asset value. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment, and the fair value assigned to a security may not represent the actual value that a Portfolio could obtain if it were to sell the security at the time of the close of the NYSE. Investments in securities maturing in less than 60 days from the date of acquisition are valued at amortized cost, which, when combined with accrued interest, approximates market value.

NOTE 3 - CAPITAL SHARES:

     The unaudited pro forma net asset value per share assumes additional shares of common stock issued in connection with the proposed acquisition of Growth + Value Portfolio and Growth Opportunities Portfolio by MidCap Opportunities Portfolio as of June 30, 2003. The number of additional shares issued was calculated by dividing the net asset value of each Class of Growth + Value Portfolio and Growth Opportunities Portfolio by the respective Class net asset value per share of MidCap Opportunities Portfolio.

NOTE 4  - UNAUDITED PRO FORMA ADJUSTMENTS:

     The accompanying unaudited pro forma financial statements reflect changes in fund shares as if the merger had taken place on June 30, 2003. Growth + Value Portfolio and Growth Opportunities Portfolio expenses were adjusted assuming MidCap Opportunities Portfolio's fee structure was in effect for the year ended June 30, 2003.

NOTE 5 - MERGER COSTS:

     Merger costs to be incurred by the Funds are estimated at approximately $25,000. These costs represent one half of the estimated expense of all the Funds carrying out their obligations under the Plan and consist of management's estimate of legal fees, accounting fees, printing costs and mailing charges related to the proposed merger. ING Investments LLC, Investment Adviser to the Funds, will bear the other half of the cost of the Reorganization.

NOTE 6 - USE OF ESTIMATES

      Management of the Funds has made certain estimates and assumptions relating to the reporting of assets, liabilities, income, and expenses to prepare these financial statements in conformity with accounting principles generally accepted in the United States of America. Actual results could differ from these estimates.

NOTE 7 - FEDERAL INCOME TAXES:

      It is the policy of the Funds, to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized gains to their shareholders. Therefore, a federal income tax or excise tax provision is not required. In addition, by distributing during each calendar year substantially all of its net investment income and net realized capital gains, each Fund intends not to be subject to any federal excise tax.

      The Fund intends to offset any net capital gains with any available capital loss carryforward until each carryforward has been fully utilized or expires. The amount of capital loss carryforward, which may offset MidCap Opportunities Portfolio's capital gains in any given year, may be limited as a result of previous reorganizations. In addition, no capital gain distribution shall be made until the capital loss carryforward has been fully utilized or expires.

                         ING VP GROWTH + VALUE PORTFOLIO

PROXY FOR A SPECIAL MEETING OF SHAREHOLDERS ON MARCH 25, 2004. THIS PROXY IS
                  SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES

         The undersigned hereby appoint(s) MICHAEL J. ROLAND AND HUEY P. FALGOUT, JR. or any one or both of them, proxies, with full power of substitution, to vote all shares of ING VP Growth + Value Portfolio (the "Portfolio"), a series of ING Variable Products Trust, which the undersigned is entitled to vote at the Special Meeting of Shareholders of the Portfolio to be held at the offices of the Portfolio at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 on March 25, 2004 at 10:00 a.m., Local time, and at any adjournment thereof.

         This proxy will be voted as instructed. If no specification is made, the proxy will be voted "FOR" the proposals.

         Please vote, date and sign this proxy and return it promptly in the enclosed envelope.

         Please indicate your vote by an "x" in the appropriate box below.

THE BOARD OF TRUSTEES RECOMMENDS A VOTE "FOR" THE FOLLOWING PROPOSALS:

1. To approve an Agreement and Plan of Reorganization providing for the acquisition of all of the assets of ING VP Growth + Value Portfolio by ING VP MidCap Opportunities Portfolio in exchange for Class R shares of beneficial interest of ING VP MidCap Opportunities Portfolio and the assumption by ING VP MidCap Opportunities Portfolio of all of the liabilities of ING VP Growth + Value Portfolio, a series of ING Variable Products Trust.

For  [  ]                    Against [  ]                       Abstain [  ]

2. To transact such other business, not currently contemplated, that may properly come before the Special Meeting or any adjournment(s) thereof in the discretion of the proxies or their substitutes.

For  [  ]                    Against [  ]                      Abstain [  ]

         This proxy card must be signed exactly as your name(s) appears hereon. If as an attorney, executor, guardian or in some representative capacity or as an officer of a corporation, please add titles as such. Joint owners must each sign.

________________________                                   ________________
Signature                                                  Date
________________________                                   ________________
Signature (if held jointly)                                Date

ING Variable Products Trust
7337 East Doubletree Ranch Road
Scottsdale, Arizona 85258-2034

                      ING VP GROWTH OPPORTUNITIES PORTFOLIO

PROXY FOR A SPECIAL MEETING OF SHAREHOLDERS ON MARCH 25, 2004. THIS PROXY IS
                  SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES

         The undersigned hereby appoint(s) MICHAEL J. ROLAND AND HUEY P. FALGOUT, JR. or any one or both of them, proxies, with full power of substitution, to vote all shares of ING VP Growth Opportunities Portfolio (the "Portfolio"), a series of ING Variable Products Trust, which the undersigned is entitled to vote at the Special Meeting of Shareholders of the Portfolio to be held at the offices of the Portfolio at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 on March 25, 2004 at 10:00 a.m., Local time, and at any adjournment thereof.

         This proxy will be voted as instructed. If no specification is made, the proxy will be voted "FOR" the proposals.

         Please vote, date and sign this proxy and return it promptly in the enclosed envelope.

         Please indicate your vote by an "x" in the appropriate box below.

THE BOARD OF TRUSTEES RECOMMENDS A VOTE "FOR" THE FOLLOWING PROPOSALS:

1. To approve an Agreement and Plan of Reorganization providing for the acquisition of all of the assets of ING VP Growth Opportunities Portfolio by ING VP MidCap Opportunities Portfolio in exchange for Class R and Class S shares of beneficial interest of ING VP MidCap Opportunities Portfolio and the assumption by ING VP MidCap Opportunities Portfolio of all of the liabilities of ING VP Growth Opportunities Portfolio, a series of ING Variable Products Trust.

For  [  ]                     Against [  ]                       Abstain [  ]

2. To transact such other business, not currently contemplated, that may properly come before the Special Meeting or any adjournment(s) thereof in the discretion of the proxies or their substitutes.

For  [  ]                     Against [  ]                       Abstain [  ]

         This proxy card must be signed exactly as your name(s) appears hereon. If as an attorney, executor, guardian or in some representative capacity or as an officer of a corporation, please add titles as such. Joint owners must each sign.

________________________                                   ________________
Signature                                                  Date
________________________                                   ________________
Signature (if held jointly)                                Date

ING Variable Products Trust
7337 East Doubletree Ranch Road
Scottsdale, Arizona 85258-2034

                                     PART C
                                OTHER INFORMATION

ITEM 15. INDEMNIFICATION

Section 4.3 of Registrant's Declaration of Trust provides the following:

(a) Subject to the exceptions and limitations contained in paragraph (b) below:

      (i) every person who is, or has been, a Trustee or officer of the Trust shall be indemnified by the Trust to the fullest extent permitted by law against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof; and

      (ii) the word "claim," "action," "suit," or "proceeding" shall apply to all claims, actions suits or proceedings (civil, criminal, administrative or other, including appeals), actual or threatened; aria the words "liability" and "expenses" shall include, without limitation, attorneys fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b) No indemnification shall be provided hereunder to a Trustee or officer:

      (i) against any liability to the Trust, a Series thereof, or the Shareholders by reason of a final adjudication by a court or other body before which a proceeding was brought that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

      (ii) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

      (iii) in the event of a settlement or other disposition not involving a final adjudication as provided in paragraph (b) (i) or (b) (ii) resulting in a payment by a Trustee or officer, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office:

            (a) by the court or other body approving the settlement or other disposition; or

            (b) based upon a review of readily available facts (as opposed to a full trial-type inquiry) by (x) vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or (y) written opinion of independent legal counsel.

(c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Trustee or officer may now or hereafter be entitled, shall continue as to a person who has ceased to he such Trustee or officer and shall inure to the benefit of the heirs, executors, administrators and assigns of such a person. Nothing contained herein shall affect any rights to indemnification to which personnel of the Trust other than Trustees and officers may be entitled by contract or otherwise under law.

(d) Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section
4.3 may be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 4.3, provided that either: (i) such undertaking is secured by a surety bond or some other appropriate security provided by the recipient, or the Trust shall be insured against losses arising out of any such advances; or (ii) a majority of the Disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees act on the matter) or an independent legal counsel in a written opinion shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will he found entitled to indemnification. As used in this Section 4.3, a "Disinterested Trustee" is one who is not (i) an Interested Person of the Trust (including anyone who has been exempted from being an Interested Person by any rule, regulation or order of the Commission), or (ii) involved in the claim, action, suit or proceeding.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in connection with the successful defense of any action suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy, as expressed in the Act and be governed by final adjudication of such issue.

ITEM 16. EXHIBITS

(1)   (A)   Declaration of Trust -- Filed as an Exhibit to Post-Effective
            Amendment No. 4 to Registrant's Registration Statement on Form N-1A on February 28, 1996, and incorporated herein by reference.

      (B) Certificate of Amendment of Declaration of Trust and Redesignation of Series -- Filed as an Exhibit to Post-Effective Amendment No. 6 to Registrant's Registration Statement on Form N-1A on April 30, 1997, and incorporated herein by reference.

      (C) Certificate of Establishment and Designation -- Filed as an Exhibit to Post-Effective Amendment No. 7 to Registrant's Registration Statement on Form N-1A on May 16, 1997, and incorporated herein by reference.

      (D) Certificate of Establishment and Designation -- Filed as an Exhibit to Post-Effective Amendment No. 8 to Registrant's Registration Statement on Form N-1A on May 20, 1997, and incorporated herein by reference.

      (E) Certificate of Amendment of Declaration of Trust and Redesignation of Series -- Filed as an Exhibit to Post-Effective Amendment No. 15 to Registrant's Registration Statement on Form N-1A on January 28, 2000, and incorporated herein by reference.

      (F) Certificate of Amendment of Declaration of Trust -- Filed as an Exhibit to Post-Effective Amendment No. 15 to Registrant's Registration Statement on Form N-1A on January 28, 2000, and incorporated herein by reference.

      (G) Certificate of Amendment of Declaration of Trust --Filed as an Exhibit to Post-Effective Amendment No. 15 to Registrant's Registration Statement on Form N-1A on January 28, 2000, and incorporated herein by reference.

      (H) Certificate of Establishment and Designation of Series -- Filed as an Exhibit to Post-Effective Amendment No. 15 to Registrant's Registration Statement on Form N-1A on January 28, 2000, and incorporated herein by reference.

      (I) Establishment and Designation of Series and Classes -- Filed as an Exhibit to Registrant's Registration Statement on Form N-14 filed on December 23, 2003 and incorporated herein by reference.

      (J) Certificate of Amendment of Declaration of Trust and Redesignation of Series -- Filed as an Exhibit to Post-Effective Amendment No. 15 to Registrant's Registration Statement on Form N-1A on January 28, 2000, and incorporated herein by reference.

      (K) Certificate of Amendment of Declaration of Trust and Redesignation of Series -- Filed as an Exhibit to Registrant's Registration Statement on Form N-14 filed on December 23, 2003 and incorporated herein by reference.

      (L) Certificate of Amendment of Declaration of Trust and Establishment and Designation of Additional Series of Shares of Beneficial Interest; Establishment of Additional Series; Establishment of New Principal Place of Business -- Filed as an Exhibit to Post-Effective Amendment No. 19 to Registrant's Registration Statement on Form N-1A on April 27, 2001, and incorporated herein by reference.

      (M) Form of Certificate of Amendment of Declaration of Trust: Abolition of Series of Shares of Beneficial Interests -- Filed as an Exhibit to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A on April 18, 2002, and incorporated herein by reference.

      (N) Form of Certificate of Amendment of Declaration of Trust and Redesignation of Series - Filed as an Exhibit to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A on April 18, 2002, and incorporated herein by reference.

      (O) Form of Certificate of Amendment of Declaration of Trust and Redesignation of Series - Filed as an Exhibit to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A on April 18, 2002, and incorporated herein by reference.


      (P) Abolition of Series of shares of beneficial interest - Filed as an Exhibit to Post-Effective Amendment No. 23 to Registrant's Registration Statement on Form N-1A on April 28, 2003, and incorporated herein by reference.


      (Q) Abolition of Series of shares of beneficial interest -- Filed as an Exhibit to Registrant's Registration Statement on Form N-14 filed on December 23, 2003 and incorporated herein by reference.

(2)   (A)   By-laws. -- Filed as an Exhibit to Post-Effective Amendment No. 4 to
            Registrant's Registration Statement on Form N-1A on February 28,
            1996, and incorporated herein by reference.

(3)   Not Applicable

(4)   (A)   Form of Agreement and Plan of Reorganization between ING Variable
            Products Trust on behalf of ING VP Growth + Value Portfolio and ING
            Variable Products Trust, on behalf of ING VP MidCap Opportunities
            Portfolio.


      (B) Form of Agreement and Plan of Reorganization between ING Variable Products Trust on behalf of ING VP Growth Opportunities Portfolio and ING Variable Products Trust, on behalf of ING VP MidCap Opportunities Portfolio.

(5) Instruments defining the rights of holders -- set forth in the Declaration of Trust.

(6)   (A)   Form of Advisory Agreement between Registrant and ING Pilgrim
            Investments, LLC -- Filed as an Exhibit to Post-Effective Amendment
            No. 24 to Registrant's Registration Statement on Form N-1A on April
            28, 2003, and incorporated herein by reference.

      (B) Form of Investment Advisory Agreement between the Registrant and ING Pilgrim Investments, LLC -- Filed as an Exhibit to Post-Effective Amendment No. 15 to Registrant's Registration Statement on Form N-1A on January 28, 2000, and incorporated herein by reference.

      (C) Form of Investment Advisory Agreement between the Registrant and ING Pilgrim Investments, LLC -- Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A on April 27, 2000, and incorporated herein by reference.

      (D) Amended and Restated Schedule A with respect to the Investment Advisory Agreement between the Registrant and ING Investments, LLC -- Filed as an Exhibit to Post-Effective Amendment No. 23 to Registrant's Registration Statement on Form N-1A on April 28, 2003, and incorporated herein by reference.

      (E) Sub-Adviser Agreement between ING Pilgrim Investments, LLC and Aeltus Investment Management, Inc. -- Filed as an Exhibit to Registrant's Registration Statement on Form N-14 filed on December 23, 2003 and incorporated herein by reference.

      (F) First Amendment to Sub-Adviser Agreement between ING Investments, LLC (formerly ING Pilgrim Investments, LLC) and Aeltus Investment Management, Inc. -- Filed as an Exhibit to Registrant's Registration Statement on Form N-14 filed on December 23, 2003 and incorporated herein by reference.

      (G) Second Amendment to Sub-Adviser Agreement between ING Investments, LLC and Aeltus Investment Management, Inc. -- Filed as an Exhibit to Registrant's Registration Statement on Form N-14 filed on December 23, 2003 and incorporated herein by reference.

      (H) Amended Schedule A with respect to Sub-Advisory Agreement between ING Investments, LLC and Aeltus Investment Management, Inc. -- Filed as an Exhibit to Registrant's Registration Statement on Form N-14 filed on December 23, 2003 and incorporated herein by reference.

(7)   (A)   Form of Distribution Agreement between the Registrant and ING
            Pilgrim Securities, Inc. -- Filed as an Exhibit to Post-Effective
            Amendment No. 19 to Registrant's Registration Statement on Form N-1A on April 27, 2001, and incorporated herein by reference.

      (B) Amended and Restated Schedule of Portfolios with respect to the Distribution Agreement between the Registrant and ING Funds Distributor, LLC. -- Filed as an Exhibit to Post-

            Effective Amendment No. 23 to Registrant's Registration Statement on Form N-1A on April 28, 2003, and incorporated herein by reference.

(8)         Not Applicable.

(9)   (A)   Custodian Agreement -- Filed as an Exhibit to Post-Effective
            Amendment No. 4 to Registrant's Registration Statement on Form N-1A on February 28, 1996, and incorporated herein by reference.

      (B) Amendment to Custodian Agreement -- Filed as an Exhibit to Post-Effective Amendment No. 11 to Registrant's Registration Statement on Form N-1A on February 27, 1998, and incorporated herein by reference.

      (C) Form of Custodian and Investment Accounting Agreement with State Street Bank and Trust Company for Convertible Portfolio, Financial Services Portfolio, Large Company Value Portfolio, Growth + Value Portfolio, Growth Opportunities Portfolio, High Yield Bond Portfolio, LargeCap Growth Portfolio, MagnaCap Portfolio, MidCap Opportunities Portfolio, Research Enhanced Index Portfolio, and SmallCap Opportunities Portfolio - Filed as an Exhibit to Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A on April 18, 2002, and incorporated herein by reference.

      (D) Form of Amendment to Custodian and Investment Accounting Agreement with State Street Bank and Trust Company -- Filed as an Exhibit to Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A on April 18, 2002, and incorporated herein by reference.

      (E) Foreign Custody Manager Agreement -- Filed as an Exhibit to Registrant's Registration Statement on Form N-14 filed on December 23, 2003 and incorporated herein by reference.

      (F) Amendment to Custody Agreement, Foreign Custody Manager Agreement, Fund Accounting Agreement, Custody and Fund Accounting Fee Schedule and Global Securities Fee Schedule (dated September 25, 2003) -- Filed as an Exhibit to Registrant's Registration Statement on Form N-14 filed on December 23, 2003 and incorporated herein by reference.

      (G) Amendment to Custody Agreement, Foreign Custody Manager Agreement, Fund Accounting Agreement, Custody and Fund Accounting Fee Schedule and Global Securities Fee Schedule (dated October 17, 2003) -- Filed as an Exhibit to Registrant's Registration Statement on Form N-14 filed on December 23, 2003 and incorporated herein by reference.

(10)  Not Applicable.

(11)  Opinion and Consent of Counsel

(12) Form of Opinion of Counsel Supporting Tax Matters and Consequences -- To Be Filed in a Subsequent Post-Effective Amendment.

(13)  (A)   Administrative Services Agreement -- Filed as an Exhibit to
            Post-Effective Amendment No. 8 to Registrant's Registration
            Statement on Form N-1A on May 20, 1997, and incorporated herein by reference.

      (B) Amended and Restated Administrative Services Agreement -- Filed as an Exhibit to Post- Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A on April 27, 2000, and incorporated herein by reference.

      (C) Form of Amended and Restated Administrative Services Agreement -- Filed as an Exhibit to Post-Effective Amendment No. 19 to Registrant's Registration Statement on Form N-1A on April 27, 2001, and incorporated herein by reference.

      (D) Amendment to Amended and Restated Administrative Services Agreement between Registrant and ING Pilgrim Group, LLC-- Filed as an Exhibit to Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A on April 18, 2002, and incorporated herein by reference.

      (E) Amended and Restated Schedule A with respect to the Amended and Restated Administrative Services Agreement between Registrant and ING Funds Services, LLC (formerly ING Pilgrim Group, Inc.) -- Filed as an Exhibit to Registrant's Registration Statement on Form N-14 filed on December 23, 2003 and incorporated herein by reference.

      (F) Form of Shareholder Service Plan -- Filed as an Exhibit to Post-Effective Amendment No. 18 to Registrant's Registration Statement on Form N-1A on February 15, 2001, and incorporated herein by reference.

      (G) Accounting Agency Agreement with Brown Brothers Harriman & Co. for International Portfolio, International Value Portfolio, Emerging Countries Portfolio, and International SmallCap Growth Portfolio - Filed as an Exhibit to Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A on April 18, 2002, and incorporated herein by reference.

      (H) Restated Expense Limitation Agreement by and between Registrant and ING Investments, LLC. -- Filed as an Exhibit to Registrant's Registration Statement on Form N-14 filed on December 23, 2003 and incorporated herein by reference.

      (I) Form of Amended and Restated Schedule of Portfolios with respect to the Shareholder Services Plan -- Filed as an Exhibit to Post-Effective Amendment No. 23 to Registrant's Registration Statement on Form N-1A on April 28, 2003, and incorporated herein by reference.

      (J) Security Lending Agreement and Guaranty between Registrant and Bank of New York. -- Filed as an Exhibit to Registrant's Registration Statement on Form N-14 filed on December 23, 2003 and incorporated herein by reference.

      (K) Amended Exhibit A with respect to Security Lending Agreement and Guaranty between Registrant and Bank of New York (September 25,
            2003). -- Filed as an Exhibit to Registrant's Registration Statement on Form N-14 filed on December 23, 2003 and incorporated herein by reference.

      (L) Amended Exhibit A with respect to Security Lending Agreement and Guaranty between Registrant and Bank of New York (October 17, 2003). -- Filed as an Exhibit to Registrant's Registration Statement on Form N-14 filed on December 23, 2003 and incorporated herein by reference.

      (M) Transfer Agency Agreement -- Filed as an Exhibit to Registrant's Registration Statement on Form N-14 filed on December 23, 2003 and incorporated herein by reference.

(14)  Consent of Independent Accountants.

(15)  Not Applicable

(16) Powers of Attorney -- Filed as an Exhibit to Registrant's Registration Statement on Form N-14 filed on December 23, 2003 and incorporated herein by reference.

ITEM 17.  UNDERTAKINGS

      (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the 1933 Act (17 CFR 230.145(c)), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

      (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

      (3) The undersigned registrant undertakes to file a post-effective amendment to this registration statement upon the closing of the Reorganization described in this Registration Statement that contains an opinion of counsel supporting the tax matters discussed in this Registration Statement.

                                   SIGNATURES


      Pursuant to the requirements of the Securities Act of 1933, as amended (the"1933 Act"), the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 1 to the Registration Statement under Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 1 to the Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Scottsdale and State of Arizona on the 3rd day of February, 2004.


                                         ING VARIABLE PRODUCTS TRUST



                                         By:      /s/ Huey Falgout, Jr.
                                                  ---------------------
                                                  Huey Falgout, Jr.
                                                  Secretary

      Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


      SIGNATURE                                        TITLE                              DATE
      ---------                                        -----                              ----

                                              Trustee and Chairman                  February 3, 2004
----------------------------
   John G. Turner*

                                              President and Chief Executive         February 3, 2004
----------------------------                  Officer
  James M. Hennessy*

                                              Executive Vice President and          February 3, 2004
----------------------------                  Principal Financial Officer
  Michael J. Roland*

                                              Trustee                               February 3, 2004
----------------------------
   Paul S. Doherty*

                                              Trustee                               February 3, 2004
----------------------------
  J. Michael Earley*

                                              Trustee                               February 3, 2004
----------------------------
R. Barbara Gitenstein*

                                              Trustee                               February 3, 2004
----------------------------
 Walter H. May, Jr.*



                                              Trustee                               February 3, 2004
----------------------------
 Thomas J. McInerney*

                                              Trustee                               February 3, 2004
----------------------------
     Jock Patton*

                                              Trustee                               February 3, 2004
----------------------------
  David W.C. Putnam*

                                              Trustee                               February 3, 2004
----------------------------
   Blaine E. Rieke*

                                              Trustee                               February 3, 2004
----------------------------
  Roger B. Vincent*

                                              Trustee                               February 3, 2004
----------------------------
Richard A. Wedemeyer*



     *By: /s/ Huey Falgout, Jr.
         ----------------------
         Huey Falgout, Jr.
         Attorney-in-Fact**

** Executed pursuant to powers of attorney previously filed as an exhibit to Registrant's Registration Statement on Form N-14 filed on December 23, 2003.

                                  EXHIBIT INDEX

(4)   (A)   Form of Agreement and Plan of Reorganization between ING Variable
            Products Trust on behalf of ING VP Growth + Value Portfolio and ING
            Variable Products Trust, on behalf of ING VP MidCap Opportunities
            Portfolio.

      (B) Form of Agreement and Plan of Reorganization between ING Variable Products Trust on behalf of ING VP Growth Opportunities Portfolio and ING Variable Products Trust, on behalf of ING VP MidCap Opportunities Portfolio.

(11)        Opinion and Consent of Counsel

(14)        Consent of Independent Accountants.